UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05038

Clearwater Investment Trust
(Exact name of registrant as specified in charter)

2000 Wells Fargo Place, 30 East 7th Street, Saint Paul, Minnesota 55101-4930
(Address of principal executive offices) (Zip code)

Stephen G. Simon

Fiduciary Counselling, Inc.

2000 Wells Fargo Place, 30 E. 7th Street

Saint Paul, Minnesota 55101-4930

Copy to:

John O’Hanlon, Esq.

Dechert LLP

One International Place, 40th Floor

100 Oliver Street

Boston, Massachusetts 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:	651-228-0935

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2016

Item 1.   Reports to Stockholders

CLEARWATER INVESTMENT TRUST

Clearwater Core Equity Fund

Clearwater Small Companies Fund

Clearwater Tax-Exempt Bond Fund

Clearwater International Fund

Semi-annual Report

for the period ended

June 30, 2016

Letter to Shareholders

(unaudited)

August 17, 2016

We are pleased to present you with this semi-annual report for the six-month period ended June 30, 2016. The report provides you with detailed information on the financial performance and holdings of the Clearwater Core Equity Fund, the Clearwater Small Companies Fund, the Clearwater Tax-Exempt Bond Fund, and the Clearwater International Fund.

During the six-month period ended June 30, 2016, the Clearwater Small Companies Fund, the Clearwater Tax-Exempt Bond Fund, and the Clearwater International Fund outperformed their benchmarks. The Clearwater Core Equity Fund underperformed its benchmark during the same period.

This semi-annual report also contains commentary from the managers who serve as subadvisers to the Clearwater Funds. The managers have provided information and analysis about how their portfolios have performed as well as their economic outlook for the markets in which they invest. The managers are identified and evaluated by the Clearwater Management Company prior to being reviewed and engaged by the Board of Trustees of the Clearwater Investment Trust.

We hope you find this report informative and we thank you for your continued confidence in choosing to invest with Clearwater. If you have any questions or would like further information, please contact your Financial Consultant at Fiduciary Counselling, Inc. or one of us.

Justin H. Weyerhaeuser	James E. Johnson
President	Chairman of the Board of Trustees
Clearwater Investment Trust	Clearwater Investment Trust

Management Discussion of Clearwater Funds’ Performance

Clearwater Core Equity Fund

The Clearwater Core Equity Fund seeks long-term growth of capital. Current income, to the extent income is produced by the stocks held by the Fund, is a secondary objective. Under normal market conditions, the Clearwater Core Equity Fund pursues its investment objective by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. companies. The Clearwater Core Equity Fund’s assets are managed in a “multi-manager, multi-style” approach. The Core Equity Fund has four subadvisers. Parametric Portfolio Associates LLC, (“Parametric”), with approximately 60% of the Fund’s assets, manages its portion of the Fund’s assets to seek investment results that match, before fees and expenses, the investment results of the Russell® 1000 Index as closely as possible without requiring the Fund to realize taxable gains. The remaining 40% of the Fund’s assets are divided among AQR Capital Management, LLC (“AQR”), O’Shaughnessy Asset Management, LLC (“OSAM”), and Osterweis Capital Management, LLC (“Osterweis”), who all utilize active management styles.

2016 Year-to-date Market Overview:

Domestic large capitalization equities achieved slightly positive returns in the first half of 2016. The dominant factors influencing share prices were the modest yet persistent growth of the U.S. economy, a rapid decline in the price of crude oil through mid-February followed by a meaningful recovery, the Federal Reserve’s delay in raising the federal funds rate, and concern about weak economic conditions outside the U.S. Corporate earnings growth continued a trend begun in 2014 by falling on a year-over-year basis led by declines in the Energy and Materials sectors.

2016 Year-to-date Performance and 2016 Outlook:

The Clearwater Core Equity Fund added 1.7%, net of fees, in the first half of 2016 compared to a gain of 3.7% for the Russell 1000® Index, the Fund’s benchmark. Parametric, the Fund’s tax-managed passive manager, slightly underperformed the Fund’s benchmark. Osterweis, one of the three active managers, performed in line with the benchmark while AQR and O’Shaughnessy, the other active managers, underperformed the benchmark to a greater extent.

Each of the three “active” subadvisers comment on the performance of their respective portfolios and their outlook for the remainder of the year in the paragraphs below. For comparison of the subadvisers’ capabilities, performance is shown gross of fees. The Fund pays a single advisory fee to Clearwater Management Co., Inc., which in turn pays the subadvisers out of its advisory fee.

Although the overall performance of the Clearwater Core Equity Fund is measured against its benchmark, as stated above, each of the underlying subadvisers may manage their portfolio of the Fund against a different benchmark that aligns more closely with their particular strategy. In each section below, the subadvisers discuss the performance of their portfolios with respect to the benchmark against which their particular portfolio is managed.

AQR Commentary

2016 Year-to-date Performance: For the six-months ending June 30, 2016, the portion of the Clearwater Core Equity Fund managed by AQR (the “Portfolio”) generated a return of 0.2% (gross of fees) versus the Russell 1000® Index (the “benchmark”) which had a return of 3.7%, underperforming the benchmark by 3.5%. Both stock selection within sectors and sector selection detracted from performance. The Portfolio performed worst in the Energy sector where both stock selection and sector selection underperformed for the period.

2016 Outlook: In terms of sector positioning we are currently overweight in Consumer Discretionary while being underweight Health Care. Based on the long-term history of value versus growth investing, we see value stocks as more attractive in the U.S. market.

OSAM Commentary

2016 Year-to-date Performance: For the six-months ending June 30, 2016, the portion of the Clearwater Core Equity Fund managed by OSAM (the “Portfolio”) returned (1.6)% (gross of fees) while the Russell 1000® Value Index (the “benchmark”) was up 6.3%. The strategy’s goal is to keep client portfolios aligned with certain stock selection factors that our research has shown to be effective historically. Strategy weights to sectors are byproducts of that factor-based stock selection process, but they also have bearing on performance. Our underweight to Financials and Consumer Staples benefited the Portfolio for the period. Stock selection in Financials was also a bright spot. Underperformance was mainly driven by the Consumer Discretionary and Energy sectors. Within Consumer Discretionary, we were overweight in Retail which detracted from performance as weak growth numbers triggered many in the industry to underperform in the second quarter; our overweights to companies such as Macy’s, Bed Bath and Beyond, and Starbucks did not fare well. Stock selection within the Energy sector also struggled in the period. A number of stocks included in the benchmark, but not selected for the Portfolio, rallied for the period. As a result, the Energy sector overall detracted 3.8%.

2016 Outlook: Above all else, we believe long-term success comes from building a portfolio around proven stock selection factors—measured using key selection criteria like quality, valuation, and momentum. Based on our key selection criteria, we believe that the Portfolio is well positioned versus its benchmark and relative to the overall market. The Portfolio’s companies have stronger momentum, lower debt ratios and trade at deep discounts across a number of valuation factors. Currently, the Portfolio’s companies are also returning capital to shareholders by almost three times the average company in the index (shareholder yield of 7.6 versus 2.9). These combined advantages can only be delivered by a portfolio which is distinct from the benchmark. We believe that the Portfolio continues to represent a unique take on the U.S. market.

Osterweis Commentary

2016 Year-to-date Performance: For the six-months ending June 30, 2016, the portion of the Clearwater Core Equity Fund managed by Osterweis (the “Portfolio”) generated a total return of 3.7% (gross of fees) versus 3.8% for the S&P 500® Index (the “benchmark”). The primary contributors to both absolute and relative performance were the Portfolio’s investments as a whole in Financials, Utilities and Energy. The standouts in these sectors, as well as the Portfolio’s top three contributors to total returns, were EPR Properties, American Water Works, and Halliburton, respectively. EPR Properties is a real estate investment trust that invests in the entertainment, education and recreation segments. American Water Works provides drinking water and wastewater services to residential, commercial and industrial customers. Halliburton delivers a range of services and products to the upstream oil and natural gas industry worldwide. On the other hand, the Portfolio’s performance in Health Care was subpar and had the worst impact out of all sectors both on an absolute basis and compared to the benchmark. The main underperformers in this sector were pharmaceutical holdings Perrigo and Allergan, which were also the Portfolio’s two largest detractors from total returns. Since our initial investment in Perrigo, it has experienced a perfect storm of headwinds. However, we still believe that its core over-the-counter products offer real value to consumers and retailers. Regarding Allergan, we continue to believe that it is positioned to potentially benefit from both strong organic and mergers & acquisitions growth as well as margin expansion through cost cutting. In the second quarter, we continued to see volatility with a meaningful market correction related to the surprise U.K. vote to leave the European Union (the “Brexit vote”) as investors questioned how much of a headwind it might present to the U.K. and European economies. This followed volatility in the first quarter as investors initially wrestled with soft economic data early in the period that raised recessionary fears and triggered a sell-off in markets worldwide. Then, as economic data firmed somewhat in February and March, the markets rebounded.

2016 Outlook: We believe that the surprise Brexit vote raises the risk of economic slowdown in the U.K. and Europe, but with only minor potential risk of spillover to the U.S., and therefore our outlook for the U.S. remains essentially unchanged. We expect the pattern of slow growth, low inflation and low interest rates to continue but we will keep a close eye on developments in the U.K. and Europe. While stocks are not cheap, they do appear to have room to continue to rise given today’s low interest rate environment.

We believe that our equity strategy is well positioned for the current environment. We are particularly focused on companies that appear to be insulated from the strong dollar and weak non-U.S. demand. We also think companies with strong or rapidly improving balance sheets or with ample free cash flow should do well in this economy. Finally, when interest rates are low, we believe that consistent dividend growers are very attractive and may be rewarding.

Clearwater Small Companies Fund

The Clearwater Small Companies Fund seeks long-term growth of capital. Current income is a secondary objective. Under normal market conditions, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small companies. The Fund defines “small companies” as issuers with market capitalizations no greater than $5 billion at the time of purchase. Equity securities consist primarily of exchange-traded common and preferred stocks and convertible securities. The Fund uses a “multi-style, multi-manager” approach with two subadvisers who employ distinct investment styles: Kennedy Capital Management Inc. (“Kennedy”) and Keeley Asset Management Corp. (“Keeley”). At the period ending June 30, 2016 Kennedy and Keeley respectively managed approximately 75% and 25% of the Fund balances.

2016 Year-to-date Market Overview:

Domestic small capitalization equities recorded small gains over the period. The dominant factors influencing share prices were the modest yet persistent growth of the U.S. economy, a rapid decline in the price of crude oil through mid-February followed by a meaningful recovery, the Federal Reserve’s delay in raising the federal funds rate, and concern about weak economic conditions outside the U.S. Corporate earnings growth continued a trend begun in 2014 by falling on a year-over-year basis led by declines in the Energy and Materials sectors.

2016 Year-to-date Performance and 2016 Outlook:

The Clearwater Small Companies Fund gained 2.3%, net of fees, during the period compared to a gain of 2.2% for the Russell 2000® Index, the Fund’s benchmark. The slight outperformance was driven by Kennedy while Keeley performed in line with the benchmark.

The two subadvisers to the Fund comment on the performance of their specific portfolios and their outlook for the remainder of the year in the paragraphs below. For comparison of the subadvisers’ capabilities, performance is shown gross of fees. The Fund pays a single advisory fee to Clearwater Management Co., Inc., which in turn pays the subadvisers out of its advisory fee.

Although the overall performance of the Clearwater Small Companies Fund is measured against its benchmark, as stated above, each of the underlying subadvisers may manage their portfolio of the Fund against a different benchmark that aligns more closely with their particular strategy. In each section below, the subadvisers discuss the performance of their portfolios with respect to the benchmark against which their particular portfolio is managed.

Kennedy Commentary

2016 Year-to-date Performance: For the six-months ending June 30, 2016, the portion of the Clearwater Small Companies Fund managed by Kennedy (the “Portfolio”) returned 2.9% (gross of fees) outperforming the 2.2% return of its benchmark, the Russell 2000® Index. Within Kennedy’s Portfolio are two “sub-portfolios”; one focused on small companies and the other one focused on microcap companies. The small companies sub-portfolio returned 3.0% (gross of fees) versus the 2.2% return of its benchmark, the Russell 2000® Index, while the microcap sub-portfolio returned 2.6% (gross of fees) versus the (1.7)% return of its benchmark, the Russell Microcap® Index. Stock selection was the dominant positive contributor during the period, adding 1.09% of relative performance. Sector allocation, particularly our Utilities underweight, was a negative factor. Additionally, our Financials underweight slightly weighed on performance. Although Health Care stocks have been laggards in our benchmark, our investments in this sector have fared quite well, adding 282 basis points of relative performance. For two days, U.K. vote to leave the European Union (the “Brexit vote”), appeared as if it would severely impact markets in 2016; however, a week after the vote, markets had largely recovered. The relatively stable global economy and the free flow of credit have had a more tangible impact on stocks during the past six months. The underlying metrics that have shaped and driven the markets during this mild economic expansion have continued on a positive trajectory. One of the leading indicators that we watch is U.S. Chemical Railcar volumes, which have remained stable to positive in recent months. Additionally, the U.S. consumer balance sheet remains fairly robust. When we look at Household Debt Service, we see that the consumer is well-primed to confront economic stresses, should they present themselves. Low bond yields, globally, have been an undeniable boon to the market, enabling capital spending, corporate takeovers, and a generally lower discounting mechanism for future cash flows.

2016 Outlook: The situation in Europe bears watching. We do not have an ideal set of past experiences against which to compare the United Kingdom’s exit from the European Union, but we do think that – if it does happen – the impact on our small cap companies will be muted. Nonetheless, the world is increasingly interconnected. One lesson we learned over the years is that weakness in one region often spills over into others. We will incorporate a heightened awareness of any impacts this might have. While remaining cognizant of the risks of global economic malaise, we continue to believe that the beneficial impact of historically low bond yields should not be underestimated. The exceedingly low cost of funding for companies around the world is helping to sustain growth. From a return on investment perspective, we compare a company’s project yields to its cost of capital, as do management teams. It remains relatively easy for companies to create value for shareholders in this manner. That will remain a key fuel for the global economy.

Keeley Commentary

2016 Year-to-date Performance: For the six-months ending June 30, 2016, the portion of the Clearwater Small Companies Fund managed by Keeley (the “Portfolio) underperformed its benchmark, the Russell 2000® Value Index (the “benchmark”). The Portfolio gained approximately 2.2% (gross of fees and expenses) versus a gain of 6.1% for the benchmark. Over this time period, the majority of relative underperformance was generated by weak stock selection in Financials, Materials, Consumer Staples and Technology sectors. In addition, the Portfolio’s significant overweight in the Consumer Discretionary sector (18.1% vs. 9.8%) detracted from performance. The Portfolio benefited from its exposures in Industrials, Energy and Health Care. The meaningful overweight in Industrials (17.8% vs. 11.9%) and strong stock selection was the leading contributor to the Portfolio’s performance. Good stock selection and an underweight in Energy (2.7% vs. 4.2%) also contributed to performance. An underweight in Health Care (2.8% vs. 4.3%) also served as a slight contributor.

U.S. equity markets began the year under a rather ominous cloud following the Federal Reserve’s decision late last year to raise interest rates for the first time in nearly a decade. Large cap stocks, as measured by the S&P 500® Index, lost 5.0% in January and small cap stocks were especially volatile. The Russell 2000 Value® Index dropped nearly 7.0% in January and it was looking grim as the year began. However, markets quickly reversed course and started rising as a risk-on mentality took hold. Mixed economic indicators – particularly GDP and employment – suggested that the Fed might lower its projected rate increases (from four to two) during 2016, and market participants responded favorably. In the last week of June, the Brexit vote significantly rattled global equity markets and spurred a risk-off rally. Though this caused a short-term performance headwind, we do not believe this has dramatically changed the opportunity set for small cap value stocks.

2016 Outlook: Given the volatile equity markets seen in January and following the Brexit vote, we believe that markets are poised to follow a similar path for the next six months. Although the shorter-term volatility is uncomfortable while it is happening, we believe that these types of corrections often reveal attractive buying opportunities or catalysts reflecting long-term value. We focus on small cap stocks that usually have a unique story – perhaps the company is part of a spin-off, is emerging from bankruptcy, or is experiencing change due to operational or ownership changes. Because these complex situations are difficult to research there is often a void in Wall Street coverage. We believe that our research process will improve performance as these inefficiencies unfold.

Clearwater Tax-Exempt Bond Fund

The Clearwater Tax-Exempt Bond Fund seeks high current income that is exempt from U.S. federal income tax, consistent with preservation of capital. Under normal market conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in tax-exempt bonds, which are debt obligations issued by or for the U.S. states, territories and possessions and the District of Columbia. The interest on these securities is generally exempt from both U.S. regular federal income tax and U.S. federal alternative minimum tax. However, the Fund may invest up to 20% of its assets in securities that generate interest income subject to federal alternative minimum tax for individuals. The Fund invests in both revenue bonds, which are backed by and payable only from the revenues derived from a specific facility or specific revenue source, and in general obligation bonds, which are secured by the full faith, credit and taxation power of the issuing municipality. The Fund’s subadviser, Sit Fixed Income Advisers II, LLC (“Sit”), provides day to day management for the Fund. It should be noted that the Fund is not a money market fund and is not intended to be a money market fund substitute. Under normal market conditions, the Fund’s investments may be more susceptible than a money market fund to interest rate risk and credit risks relevant to the Fund’s investments.

Sit has provided the commentary below regarding the Clearwater Tax-Exempt Bond Fund (the “Fund”). The Fund pays a single advisory fee to Clearwater Management Co., Inc., which in turn pays the subadviser out of its advisory fee.

Sit Commentary

2016 Year-to-date Market Overview: Coming off a better than expected year in 2015, tax-exempt fixed income markets experienced a slow start to the year in 2016, as flows into tax-exempt municipal bond funds remained modestly positive but the yield curve steepened. However, the trend line turned late in the first quarter, as the curve began to flatten and flows into mutual funds accelerated. The U.K.’s vote to leave the European Union further accentuated these trends. Specifically, levels of interest rates, especially on the long end of the curve, have fallen in the first half of 2016, with long U.S. Treasury yields down 70-80 basis points, and long tax-exempt yields down 60-80 basis points. Credit fundamentals are generally sound. State and local government tax collections continued to improve and remain generally on the upswing, despite a few notable exceptions such as New Jersey, Chicago and the State of Illinois. Puerto Rico related debt took a positive turn at the end of June as Congress passed a bill mandating the establishment of a financial control board for Puerto Rico. The situation remains very fluid, however, and could lead to further volatility in the tax-exempt bond market. The Federal Reserve took no action on interest rates during first half of 2016, but an increase remains a possibility in the second half of 2016. Given how well this potential move has been telegraphed, its implementation is not expected to have much negative impact on the bond market. Concerns about tax reform and a potential reduction of the value of the municipal bond tax exemption remain but have had little overall effect on the market.

2016 Year-to-date Performance: For the six-months ending June 30, 2016, the Clearwater Tax-Exempt Bond Fund returned 5.7% (net of fees) compared to its benchmark, the Barclays Capital U.S. Municipal Bond Index 5 Year (4-6) Index (the “benchmark”) which returned 2.3% over the same period. We modestly decreased the Fund’s average life duration, a measure of the Fund’s sensitivity to changes in interest rates, from 5.6 years at the beginning of the year to 5.5 years at the end of the period. For comparison, the Fund’s benchmark had duration of 3.9 years at June 30, 2016. The Fund’s yield fell during the period, more than the yield of the benchmark. Revenue bonds and general obligation bonds both delivered strong performance during the first half of 2016, with revenue bonds in the benchmark returning 4.8% for the period, while general obligation bonds in the benchmark returned 4.0%. Furthermore, duration dictated much of the relative performance, as longer duration outperformed intermediate and short duration. Sector allocations had little effect on performance, but credit quality played a role, as lower investment grade rated bonds and non-rated bonds outperformed those of higher credit quality as investors sought yield. The Fund’s performance, due to its longer duration and meaningful exposure to lower investment grade and non-rated bonds, came in well ahead that of its benchmark in the first half of 2016.

2016 Outlook: We expect growth to be positive during the second half of 2016, although it remains slow by the standards of most recoveries. Housing is providing some strength, and employment appears to be steady, although underemployment remains elevated. The economy has been able to muddle through volatility in oil prices and global uncertainty over the past couple of years, but in our view does not seem able to accelerate to a consistently higher level of growth as is typical after most recessions. Interest rates, while likely to remain low in absolute terms, may rise a bit in the second half of 2016, as the Fed ponders if and when to hike short-term interest rates again. We believe that the Treasury yield curve will remain relatively steep, with yields rising a bit on the intermediate- and long-term portions of the curve, while the tax-exempt curve will flatten less, with short-term rates remaining low and long-term tax-exempt yields rising somewhat as supply continues at a near record but manageable level and most state and local government finances continue to improve, which we expect will help tax-exempt bonds to outperform Treasuries in the second half. We expect revenue bonds to continue to be stronger performers in the second half of 2016. Puerto Rico related concerns, as well as Chicago and Illinois, will continue to weigh on the market, however, and could lead to some increase in volatility. Furthermore, potential problems funding retirement pension and healthcare obligations still persist in many places, especially Chicago and Illinois (although local officials in and around Chicago seem to be making some positive changes), and remain the subject of many of the negative media reports about the municipal market. In addition to the strong performance in the first half of 2016, we believe that the Fund’s longer duration and its use of revenue and non-rated bonds have positioned it opportunistically for the economic and interest rate environment that we expect in the second half of 2016.

Clearwater International Fund

The Clearwater International Fund seeks long-term growth of capital. The Fund generally invests at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies organized or located outside the United States and doing a substantial amount of business outside the United States. The Fund diversifies its investments among a number of different countries throughout the world, and may invest in companies of any size. The Fund does not intend to invest more than 20% of its net assets in the equity securities of developing or emerging market issuers. The Fund uses a “multi-style, multi-manager” approach. The Fund’s adviser allocates portions of the Fund’s assets among subadvisers who employ distinct investment styles. The Fund currently has five subadvisers. Parametric Portfolio Associates LLC (“Parametric”) manages its portion of the portfolio (approximately 50%) to seek investment results that match, before fees and expenses, the investment results of the MSCI World Ex U.S.A. Index - Net as closely as possible without requiring the Fund to realize taxable gains. The Fund also has four sub-advisers who utilize active management styles and each manages approximately 12.5% of the Fund: Artisan Partners Limited Partnership (“Artisan Partners”), Denver Investments (“Denver”), Templeton Investment Counsel, LLC (“Templeton”) and WCM Investment Management (“WCM”).

2016 Year-to-date Market Overview:

International developed market equities declined slightly over the period. The dominant factors influencing share prices included weak economic growth in Europe and Japan, ultra-easy monetary policies from the European Central Bank and the Bank of Japan, the impact of slowing growth in China, and some unnerving geo-political events highlighted by the United Kingdom’s vote to exit the European Union (the “Brexit vote”). Currency adjustments were a positive contributor to performance as the Euro appreciated 1.9% and the Yen 17.1% against the U.S. dollar.

2016 Year-to-date Performance and 2016 Outlook:

The Clearwater International Fund fell 1.5%, net of fees, during the period compared to a loss of 3.0% for the MSCI World Ex U.S.A. Index - Net, the Fund’s benchmark. The outperformance was driven primarily by three of the active managers, particularly WCM, with Denver and Artisan also additive but to a lesser extent. Parametric, the tax-managed passive manager, performed in line with the index and Templeton, one of the active managers, underperformed.

Each of the three “active” sub-advisers comment on the performance of their specific portions of the portfolio and provide market outlook for the remainder of the year in the paragraphs below. For comparison of the subadvisers’ capabilities, performance is shown gross of fees. The Fund pays a single advisory fee to Clearwater Management Co., Inc., which in turn pays the subadvisers out of its advisory fee.

Although the overall performance of the Clearwater International Fund is measured against its benchmark, as stated above, each of the underlying subadvisers may manage their portfolio of the Fund against a different benchmark that aligns more closely with their particular strategy. In each section below, the subadvisers discuss the performance of their portfolios with respect to the benchmark against which their particular portfolio is managed.

Artisan Partners Commentary

2016 Year-to-date Performance: During the six-months ending June 30, 2016, the portion of the Clearwater International Fund managed by Artisan (the “Portfolio”) returned (1.0)% (gross of fees), trailing the MSCI EAFE Index - Net (the “benchmark”), which returned (4.4)% over the same period. Performance of the following stocks had a positive impact on the Portfolio during the period: Telefonica Brasil, Tokyo Electron, Samsung Electronics, Compass Group and New Oriental Education. Notable detractors in the period included: Royal Bank of Scotland, UBS Group, ING Groep, Lloyds Banking Group and Baidu. Measured in US dollar terms, the benchmark returned (4.42)% during the six months ended June 30, 2016. After a fairly unremarkable quarter, volatility spiked following the U.K.’s late-June Brexit vote. Currencies were also volatile in Brexit’s wake. During the period, the pound lost considerable ground while the yen moved sharply stronger (relative to the U.S. dollar). Overall, a weaker dollar was a boon to USD-based investors. In local terms, the benchmark returned (7.21)% in the period. The euro area trailed year-to-date, while emerging markets returned a solid 6.41%.

2016 Outlook: The biggest impact from the Brexit vote is uncertainty. The uncertainty regarding how and on what terms the U.K. will trade with its European partners, including the close integration of the U.K.’s financial services center, is the largest unknown hanging over the U.K. economy. We do not believe that the U.K. is going out of business. Uncertainty creates opportunity, and we believe that buying well-capitalized, well-positioned businesses at cheap prices should ultimately lead to attractive investment returns.

Denver Commentary

2016 Year-to-date Performance: During the six-months ending June 30, 2016, the portion of the Clearwater International Fund managed by Denver Investments (the “Portfolio”) returned (1.0)%, gross of fees, which outperformed the (3.2)% return of the MSCI EAFE Small Cap Index (the “benchmark”). Similar to the Portfolio, the broader comparative MSCI ACWI ex USA Small Cap Index returned (0.2)% over the same time period. Both indexes were impacted by their Australia, Italy and Hong Kong components.

The Portfolio’s Japan holdings continue to help drive performance. The most significant contributors from Japan the first half of the year were Nihon M&A Center, Inc. and Tsuruha Holdings, Inc. Nihon focuses on small- and medium enterprise merger and acquisition activities across Japan. With the aging Japanese population, and at least 50% of Japanese companies headed by presidents over 60 years old, Nihon estimates that over 150,000 small- and medium-sized companies will lack a qualified successor, or suffer deteriorating business conditions due to a potential of inadequate management. Nihon leverages the knowledge and strength of their proprietary nationwide network of accountants, attorneys and consultants to quickly match sellers and buyers to execute succession management opportunities. Tsuruha operates over one thousand drugstores mostly in the Hokkaido and Tohoku regions. Tsuruha is a fast grower based on solid same-store-sales growth, new store openings and acquisitions. In addition to pharmaceuticals, the company has successfully broadened its offering to health and beauty-care items and food. Over the longer-term, we expect that drugstores such as Tsuruha will benefit from the aging population and the increasing demand for drugs. Mergers and acquisitions benefited the Portfolio in the second quarter. MTY Food Group, Inc. a Canadian-based franchiser of over thirty fast-food restaurant chains in North America (e.g. Big Smoke Burger and Extreme Pita), announced the acquisition of U.S.-based Kahala Brands. Kahala also has a broad list of fast service food chains, including Cold Stone Creamery and Blimpie, with exposure to over twenty countries. Although MTY’s acquisition of Kahala is a large transaction, we believe that the attractive MTY asset-light model should continue to add value for investors.

Stocks that detracted from performance in the second quarter include 3P Learning Ltd., an Australian-based global leader in online education. 3P e-learning programs span mathematics, reading and science from kindergarten through high school. Although largely an Australian business, 3P Learning is growing globally with a presence elsewhere in Asia, Europe and North America. The attractiveness of 3P Learning’s offering is that not only is the education content for students at a high level, but the diagnostics and resources provided to teachers and administrators helps to improve the entire educational system. Despite the recent weakness potentially driven by the change in management earlier in the year, we believe that the ongoing move to online education and 3P Learning’s valuable offering should help drive long-term growth. Italian-based asset manager Azimut Holding was another detractor from recent performance. Although Azimut continues to experience net inflows, investor sentiment remains weak in the face of turbulent and declining markets, particularly in Europe. Azimut has proven itself as an innovative money manager with launches of products such as Catastrophic Event funds. Solid performance coupled with a valuable network of financial advisors has enabled Azimut to build a strong business in Italy and an opportunistic management has brought this model overseas with joint ventures in Brazil, Australia and China.

Global markets saw a continuation of concern for global growth in light of a slowing China economy, the faltering results of Prime Minister Abe’s plan to stimulate the Japanese economy (Abenomics) and the uncertainty in Europe exacerbated by the Brexit vote. As a result of the weakening global backdrop, most international markets continued to perform in the red in the first half of 2016.

2016 Outlook: While flat to declining performance is usually unsatisfactory to investors, the market volatility created by Brexit in the first half of the year is presenting an opportunity to buy high-quality companies at lower prices. Often times in periods of market stress, fast-growing and value-creating businesses are also disregarded by investors in favor of less risky assets like cash. As long-term, bottom-up investors, we have an opportunity to hopefully turn other investors’ fear into attractive buying opportunities for our investors.

Templeton Commentary

2016 Year-to-date Performance: During the six-months ending June 30, 2016, the portion of the Clearwater International Fund managed by Templeton (the “Portfolio”) returned (4.7)%, gross of fees, which underperformed the (0.2)% return of the MSCI ACWI Ex U.S.A. Small Cap Index (net) (the “benchmark”). The Portfolio underperformed the benchmark for the period as the Brexit vote led to significant uncertainty across global markets. Consequently, stock selection in the U.K. was the most significant detractor from relative performance, with holdings falling on Brexit concerns. We think the market’s current extreme reaction is overdone, and we believe that long-term fundamentals for most of the companies we own will not be impacted significantly by Brexit. Several of our U.K. holdings derive the majority of their revenues from outside of the U.K. and would benefit from pound weakness associated with Brexit. Many source the bulk of their revenues outside of Europe altogether. Perhaps most importantly, we hold no European or U.K. banks and are underweight in Financials in general. While the vast majority of investors, ourselves included, were not fully positioned for a Brexit outcome, we believe our avoidance of European banks and ownership of companies with geographically diverse revenue streams should help limit our exposure to the Brexit fallout. International small-cap equities were relatively flat for the six-month period, starting the year with a notable drop as ongoing global growth concerns, falling commodity prices and worries about the health of banks, particularly in Europe, weighed on investor sentiment. Markets subsequently rallied after key central banks announced additional easing measures and amid a rally in crude oil prices and easing concerns about China’s economy. However, the Brexit vote rattled financial markets across the world.

2016 Outlook: We believe the market impact of current uncertainty, though severe, is more of a shorter-term phenomenon that will provide an opportunity for long-term investors. Small caps do not always “behave” in the short-term during times of optimism and pessimism given their liquidity. We strongly believe that nothing has changed and that our time tested approach to value investing will generate alpha. We believe conditions are best for long-term value investors to buy quality companies on the cheap when the markets think macro conditions are at their worst. We have a consistent approach to the integration of macro events: determine how we expect the event to impact a specific company’s value over the long-term, if at all, and make adjustments to specific business valuations, if needed. Because the stock market reacts mostly to short-term information flows, we seek to exploit market inefficiency.

WCM Commentary

2016 Year-to-date Performance: For the six-months ending June 30, 2016, the portion of Clearwater International Fund managed by WCM (the “Portfolio”) returned 3.3%, outperforming its benchmark, the MSCI ACWI Ex U.S.A. - Net (the “benchmark”), which returned (1.0)% over the same period. The Portfolio’s performance in the last year is consistent with what it has done since inception in 2004 -- hold up better in down markets. Our downside capture, which is a measure of the Portfolio’s correlation to the market when the market declines (the lower the downside capture the better the Portfolio has preserved value during market downturns), improved to 61%, a remarkable feat for a more focused strategy. Consistent with the attribution for the Portfolio’s history, the majority of the outperformance YTD has come from strong stock selection around the globe. In the most recent six-month period, picks in Technology have been the strongest contributors.

Global markets finished the trailing six months in mixed fashion, a surprise given the high drama at quarter-end. We are, of course, referencing the Brexit vote. While the full ramifications of Brexit are unknowable, what we do know is the Focused Growth International strategy (the strategy utilized in managing the Portfolio) weathered this latest episode of volatility well.

2016 Outlook: From a sector standpoint, we remain overweight in Technology, Health Care, and Consumer, while we are underweight in Financials and Energy. We believe this allocation best positions the Portfolio to take advantage of many of the long-lasting tailwinds we are seeing around the world, such as the emergence of the global middle class. We continue to look for attractive opportunities — companies benefiting from a secular tailwind, growing their competitive advantage, possessing a strong culture, and trading at a reasonable valuation.

Fund Expense Example

(unaudited)

As a shareholder of the Clearwater Core Equity Fund (“Core Equity Fund”), Clearwater Small Companies Fund (“Small Companies Fund”), Clearwater Tax-Exempt Bond Fund (“Tax-Exempt Bond Fund”), and Clearwater International Fund (“International Fund” and together with the Core Equity Fund, Small Companies Fund and Tax-Exempt Bond Fund, the “Funds”), you incur costs, including management fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing costs which the Funds pay directly, you as a shareholder indirectly bear the expenses of any outside exchange traded funds or mutual funds in which the Funds invest. (These are also referred to as “acquired funds” and those indirect expenses represent the Funds’ pro rata portion of the cumulative expense charged by the acquired funds.)

The Example provided is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended June 30, 2016.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period January 1, 2016 through June 30, 2016” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the second section of the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you compare the relative total costs of the Funds to other mutual funds that charge transaction costs and/or sales charges or redemption fees.

Actual returns	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During the Period January 1, 2016 through June 30, 2016 *
Core Equity Fund	$1,000.00	$1,017.20	$2.11
Small Companies Fund	$1,000.00	$1,022.70	$5.08
Tax-Exempt Bond Fund	$1,000.00	$1,056.70	$1.74
International Fund	$1,000.00	$985.00	$3.45

Hypothetical 5% return (before expenses)
Core Equity Fund	$1,000.00	$1,022.77	$2.11
Small Companies Fund	$1,000.00	$1,019.84	$5.07
Tax-Exempt Bond Fund	$1,000.00	$1,023.17	$1.71
International Fund	$1,000.00	$1,021.38	$3.52

*	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expense ratios for the most recent one-half year period may differ from expense ratios based on one-year data in the Financial Highlights.

The annualized expense ratios are as follows:

Core Equity Fund (a)	0.42%
Small Companies Fund (b)	1.01%
Tax-Exempt Bond Fund (c)	0.34%
International Fund (d)	0.70%

(a)	The expense ratio for the Core Equity Fund represents the blended expense ratio during the six-month period. The management fee of the Fund was decreased through a voluntary waiver to 0.40% until March 16, 2016, when the voluntary waiver was decreased and the expense ratio of the Fund became 0.44%.
(b)	The expense ratio for the Small Companies Fund represents the blended expense ratio during the six-month period. The management fee of the Fund was decreased through a voluntary waiver to 0.98% until March 16, 2016, when the voluntary waiver was decreased and the expense ratio of the Fund became 1.03%.
(c)	The management fee of the Tax-Exempt Bond Fund was decreased through a voluntary waiver to 0.34%, which remained in effect in the reporting period.
(d)	The expense ratio for the International Fund represents the blended expense ratio during the six-month period. The management fee of the Fund was decreased through a voluntary waiver to 0.69% until March 16, 2016, when the voluntary waiver was decreased and the expense ratio of the Fund became 0.70%.

A-13

Quarterly Portfolio Schedule of Investments

The Funds file a complete schedule of their portfolio holdings as of the close of the first and third quarters of their fiscal years with the Securities and Exchange Commission (the “SEC”) on Form N-Q. Shareholders may request copies of Form N-Q free of charge by calling the Transfer Agent toll free at 1-855-684-9144 or by sending a written request to: The Northern Trust Company, P.O. Box 4766, Chicago, IL 60680-4766 Attn: Clearwater Investment Trust Funds. These filings are also available on the SEC’s Internet site at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information about the public reference room may be obtained by calling 1-800-SEC-0330.

Voting Proxies on Fund Portfolio Securities

The Funds have established Proxy Voting Policies and Procedures (“Policies”) that the Funds use to determine how to vote proxies relating to portfolio securities. They also report, on Form N-PX, how the Funds voted any such proxies during the most recent 12-month period ended June 30. Shareholders may request copies of the Policies or Form N-PX free of charge by calling Fiduciary Counselling, Inc. toll free at 1-888-228-0935 or by sending a written request to: Fiduciary Counselling, Inc., 30 East 7th Street, Suite 2000, St. Paul, MN 55101 Attn: Clearwater Investment Trust Funds. Form N-PX is also available from the EDGAR database on the SEC’s Internet site at http://www.sec.gov.

A-14

Clearwater Investment Trust

Financial Statements

For the Six Months Ended June 30, 2016 (unaudited)

CLEARWATER INVESTMENT TRUST

Statements of Assets and Liabilities

June 30, 2016 (unaudited)

	Core Equity Fund	Small Companies Fund	Tax-Exempt Bond Fund	International Fund
Assets
Investments in securities, at fair value (identified cost: $233,994,542 Core Equity Fund; $252,408,338 Small Companies Fund; $464,955,142 Tax-Exempt Bond Fund; $394,729,786 International Fund)	$441,553,102	282,646,340	510,173,238	494,273,030
Foreign currencies, at value (cost: $401 Core Equity Fund; $571,628 International Fund)	399	-	-	573,409
Cash	-	-	10,091	-
Receivable for securities sold	3,441,413	12,936,529	-	1,343,855
Receivable for shares of beneficial interest sold	-	-	-	568,200
Accrued dividend and interest receivable	514,154	352,587	5,126,409	1,017,067
Foreign tax reclaim receivable	45,592	701	-	1,490,838
Unrealized appreciation on forward foreign currency exchange contracts	-	-	-	27,279
Total assets	445,554,660	295,936,157	515,309,738	499,293,678
Liabilities
Payables for investment securities purchased	3,394,597	2,386,171	605,952	1,676,323
Payables for fund shares redeemed	1,473,108	11,925,316	831,846	18,839
Accrued investment advisory fee	491,544	758,990	437,117	874,222
Payable for dividend distribution	-	-	108,558	-
Unrealized depreciation on forward foreign currency exchange contracts	-	-	-	128,487
Total liabilities	5,359,249	15,070,477	1,983,473	2,697,871
Net assets	$440,195,411	280,865,680	513,326,265	496,595,807
Capital
Capital stock and additional paid-in capital (authorized unlimited number of shares at no par value for each Fund: 12,165,187, 15,982,069, 48,854,738 and 35,971,784 shares, respectively)	$211,419,910	250,871,134	468,578,897	415,059,324
Undistributed net investment income	4,157,361	411,592	68,915	5,509,975
Accumulated net realized gain (loss) from investments and foreign currency transactions	17,059,582	(655,048)	(539,643)	(23,305,546)
Unrealized appreciation of investments and translation of assets and liabilities in foreign currencies	207,558,558	30,238,002	45,218,096	99,332,054
Net assets	$440,195,411	280,865,680	513,326,265	496,595,807
Net asset value per share of outstanding capital stock	$36.18	17.57	10.51	13.81

See accompanying notes to financial statements.

1

CLEARWATER INVESTMENT TRUST

Statements of Operations

for the six months ended June 30, 2016 (unaudited)

	Core Equity Fund	Small Companies Fund	Tax-Exempt Bond Fund	International Fund
Investment income:
Income:
Dividends (net of foreign taxes withheld of $22,182, $3,648, $0 and $826,824, respectively)	$4,848,791	1,854,922	828,602	8,376,557
Interest	-	-	11,021,968	-
Total income	4,848,791	1,854,922	11,850,570	8,376,557
Expenses:
Investment advisory fee	2,022,178	1,928,734	1,544,820	2,424,169
Voluntary fee reduction	(1,070,795)	(485,489)	(669,421)	(736,841)
Other Expenses	85	85	-	85
Total net expenses	951,468	1,443,330	875,399	1,687,413
Net investment income	3,897,323	411,592	10,975,171	6,689,144
Net realized gain (loss) on:
Security transactions	16,448,491	(4,260,244)	(526,154)	(19,971,743)
Futures contracts	(123)	-	-	-
Forward foreign currency exchange contracts	-	-	-	(173,259)
Foreign currency transactions	(91)	-	-	111,434
Net increase (decrease) in unrealized appreciation/ depreciation on:
Security transactions	(15,085,606)	9,963,108	18,103,564	6,490,725
Forward foreign currency exchange contracts	-	-	-	(107,077)
Translation of other assets and liabilities denominated in foreign currencies	118	-	-	35,820
Net gain (loss) on investments	1,362,789	5,702,864	17,577,410	(13,614,100)
Net increase (decrease) in net assets resulting from operations	$5,260,112	6,114,456	28,552,581	(6,924,956)

See accompanying notes to financial statements.

2

CLEARWATER INVESTMENT TRUST

Statements of Changes in Net Assets

for the six months ended June 30, 2016 (unaudited)
and the year ended December 31, 2015

	Core Equity Fund		Small Companies Fund
	6/30/2016	12/31/2015	6/30/2016	12/31/2015
Operations:
Net investment income	$3,897,323	7,966,804	411,592	691,390
Net realized gain (loss)	16,448,277	40,266,541	(4,260,244)	39,821,655
Net increase (decrease) in unrealized appreciation/depreciation	(15,085,488)	(52,000,243)	9,963,108	(53,057,897)
Net increase (decrease) in net assets resulting from operations	5,260,112	(3,766,898)	6,114,456	(12,544,852)
Distributions to shareholders from:
Net investment income	-	(7,757,756)	-	(876,975)
Net realized gain	-	(39,583,976)	-	(35,922,516)
Total distributions to shareholders	-	(47,341,732)	-	(36,799,491)
Equalization:
Net equalization	-	2,237,640.00	-	1,600,313.00
Capital share transactions:
Proceeds from shares sold	7,868,095	6,275,620	8,001,764	22,980,623
Reinvestment of distributions from net investment income and net realized gain	-	45,104,098	-	35,199,184
Payments for shares redeemed	(65,350,519)	(51,108,187)	(32,630,700)	(44,943,480)
Net increase (decrease) in net assets from capital share transactions	(57,482,424)	271,531	(24,628,936)	13,236,327
Total decrease in net assets	(52,222,312)	(48,599,459)	(18,514,480)	(34,507,703)
Net assets:
At the beginning of the year	492,417,723	541,017,182	299,380,160	333,887,863
At the end of the year	$440,195,411	492,417,723	280,865,680	299,380,160
Undistributed net investment income	$4,157,361	300,012	411,592	-

	Tax-Exempt Bond Fund		International Fund
	6/30/2016	12/31/2015	6/30/2016	12/31/2015
Operations:
Net investment income	$10,975,171	21,500,396	6,689,144	9,507,244
Net realized gain (loss)	(526,154)	2,120,557	(20,033,568)	1,182,382
Net increase (decrease) in unrealized appreciation/depreciation	18,103,564	(474,940)	6,419,468	(12,430,629)
Net increase (decrease) in net assets resulting from operations	28,552,581	23,146,013	(6,924,956)	(1,741,003)
Distributions to shareholders from:
Net investment income	(11,019,041)	(21,496,917)	-	(9,471,417)
Net realized gain	-	(2,015,724)	-	(2,834,849)
Total distributions to shareholders	(11,019,041)	(23,512,641)	-	(12,306,266)
Equalization:
Net equalization	-	-	-	-
Capital share transactions:
Proceeds from shares sold	10,651,467	23,502,450	23,139,421	29,859,634
Reinvestment of distributions from net investment income and net realized gain	11,021,174	23,506,847	-	12,306,269
Payments for shares redeemed	(38,652,860)	(41,851,737)	(10,802,865)	(18,877,071)
Net increase (decrease) in net assets from capital share transactions	(16,980,219)	5,157,560	12,336,556	23,288,832
Total increase in net assets	553,321	4,790,932	5,411,600	9,241,563
Net assets:
At the beginning of the year	512,772,944	507,982,012	491,184,207	481,942,644
At the end of the year	$513,326,265	512,772,944	496,595,807	491,184,207
Undistributed (overdistributed) net investment income	$68,915	112,785	5,509,975	(1,183,615)

See accompanying notes to financial statements.

3

CLEARWATER INVESTMENT TRUST

Financial Highlights

Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the years or period ended and selected information for each year or period ended is as follows:

	June 30, 2016	Year ended December 31,
Core Equity Fund	(Unaudited)	2015	2014	2013	2012	2011
Net asset value, beginning of period	$35.57	39.41	37.77	28.81	25.26	26.38
Income (loss) from investment operations:
Net investment income	0.32	0.64	0.60	0.51	0.40	0.33
Net realized and unrealized gains (losses)	0.29	(0.96)	2.91	8.95	3.54	(1.13)
Total from investment operations	0.61	(0.32)	3.51	9.46	3.94	(0.80)
Less distributions to shareholders from:
Net investment income	-	(0.60)	(0.63)	(0.50)	(0.39)	(0.32)
Net realized gain	-	(2.92)	(1.24)	-	-	-
Total distributions to shareholders	-	(3.52)	(1.87)	(0.50)	(0.39)	(0.32)
Net asset value, end of period	$36.18	35.57	39.41	37.77	28.81	25.26
Total return (a)	1.72%	(0.71)%	9.23%	32.85%	15.64%	(3.04)%
Net assets, end of period (000s omitted)	$440,195	492,418	541,017	523,042	395,242	332,320
Ratio of expenses, net of waivers, to average net assets (b)(c)(d)(e)(f)(g)(h)	0.42%	0.42%	0.50%	0.50%	0.54%	0.53%
Ratio of expenses, before waivers, to average net assets (b)(c)(d)(e)(f)(g)(h)	0.90%	0.90%	0.90%	0.90%	0.90%	0.69%
Ratio of net investment income, net of waivers, to average net assets (b)(d)(e)(f)(g)(h)	1.73%	1.52%	1.50%	1.51%	1.49%	1.25%
Ratio of net investment income, before waivers, to average net assets (b)(d)(e)(f)(g)(h)	1.25%	1.02%	1.10%	1.11%	1.13%	1.09%
Portfolio turnover rate (excluding short-term securities)	15.67%	94.07%	13.54%	21.07%	22.31%	27.01%

(a)	Total return figures are based on the change in net asset value of a share during the period and assume reinvestment of distributions at net asset value. Total return is not annualized for periods of less than one year.

(b)	Annualized for periods of less than one year.

(c)	In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)	Effective March 16, 2016, the investment advisory fee, net of voluntary waivers, increased to 0.44%. Also effective March 16, 2016, the Adviser decreased the voluntary waiver to 0.46%.

(e)	Effective March 16, 2015, the investment advisory fee, net of voluntary waivers, decreased to 0.40%. Also effective March 16, 2015, the Advisor increased the voluntary waiver to 0.50%.

(f)	Effective March 15, 2013, the investment advisory fee, net of voluntary waivers, decreased to 0.50%. Also effective March 15, 2013, the Advisor increased the voluntary waiver to 0.40%.

(g)	Effective March 15, 2012, the investment advisory fee, net of voluntary waivers, decreased to 0.52%. Also effective March 15, 2012, the Adviser increased the voluntary waiver to 0.38%.

(h)	Effective June 1, 2011, the investment advisory fee, net of voluntary waivers, increased to 0.60%. Also effective June 1, 2011, the Adviser increased the voluntary waiver to 0.30%.

See accompanying notes to financial statements.

4

CLEARWATER INVESTMENT TRUST

Financial Highlights

Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the years or period ended and selected information for each year or period ended is as follows:

	June 30, 2016	Year ended December 31,
Small Companies Fund	(Unaudited)	2015	2014	2013	2012	2011
Net asset value, beginning of period	$17.18	20.30	22.35	18.70	16.91	18.70
Income (loss) from investment operations:
Net investment income	0.03	0.07	0.05	0.05	0.09	0.01
Net realized and unrealized gains (losses)	0.36	(0.90)	1.10	6.30	3.10	(0.28)
Total from investment operations	0.39	(0.83)	1.15	6.35	3.19	(0.27)
Less distributions to shareholders from:
Net investment income	-	(0.06)	(0.04)	(0.06)	(0.10)	(0.01)
Net realized gain	-	(2.23)	(3.16)	(2.64)	(1.30)	(1.51)
Total distributions to shareholders	-	(2.29)	(3.20)	(2.70)	(1.40)	(1.52)
Net asset value, end of period	$17.57	17.18	20.30	22.35	18.70	16.91
Total return (a)	2.27%	(3.96)%	5.03%	34.01%	19.02%	(1.62)%
Net assets, end of period (000s omitted)	$280,866	299,380	333,888	343,068	281,936	239,508
Ratio of expenses, net of waivers, to average net assets (b)(c)(d)(e)(f)(g)	1.01%	0.97%	0.94%	0.95%	1.00%	0.98%
Ratio of expenses, before waivers, to average net assets (b)(c)(d)(e)(f)(g)	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%
Ratio of net investment income (loss), net of waivers, to average net assets(b)(d)(e)(f)(g)	0.28%	0.22%	0.24%	0.21%	0.51%	0.05%
Ratio of net investment income (loss), before waivers, to average net assets(b)(d)(e)(f)(g)	(0.06)%	(0.16)%	(0.17)%	(0.19)%	0.16%	(0.32)%
Portfolio turnover rate (excluding short-term securities)	32.84%	58.71%	55.51%	59.84%	59.48%	64.54%

(a)	Total return figures are based on the change in net asset value of a share during the period and assume reinvestment of distributions at net asset value. Total return is not annualized for periods of less than one year.

(b)	Annualized for periods of less than one year.

(c)	In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)	Effective March 16, 2016, the investment advisory fee, net of voluntary waivers, increased to 1.03%. Also effective March 16, 2016, the Adviser decreased the voluntary waiver to 0.32%.

(e)	Effective March 16, 2015, the investment advisory fee, net of voluntary waivers, increased to 0.98%. Also effective March 16, 2015, the Adviser decreased the voluntary waiver to 0.37%.

(f)	Effective March 15, 2013, the investment advisory fee, net of voluntary waivers, decreased to 0.94%. Also effective March 15, 2013, the Adviser increased the voluntary waiver to 0.41%.

(g)	Effective June 1, 2011, the investment advisory fee, net of voluntary waivers, increased to 1.00%. Also effective June 1, 2011, the Adviser decreased the voluntary waiver to 0.35%.

See accompanying notes to financial statements.

5	(Continued)

CLEARWATER INVESTMENT TRUST

Financial Highlights

Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the years or period ended and selected information for each year or period ended is as follows:

	June 30, 2016	Year ended December 31,
Tax-Exempt Bond Fund	(Unaudited)	2015	2014	2013	2012	2011
Net asset value, beginning of period	$10.16	10.16	9.23	10.15	9.62	9.06
Income (loss) from investment operations:
Net investment income	0.23	0.42	0.44	0.46	0.48	0.48
Net realized and unrealized gains (losses)	0.35	0.04	0.95	(0.84)	0.53	0.56
Total from investment operations	0.58	0.46	1.39	(0.38)	1.01	1.04
Less distributions to shareholders from:
Net investment income	(0.23)	(0.42)	(0.44)	(0.46)	(0.48)	(0.48)
Net realized gain	-	(0.04)	(0.02)	(0.08)	-	-
Total distributions to shareholders	(0.23)	(0.46)	(0.46)	(0.54)	(0.48)	(0.48)
Net asset value, end of period	$10.51	10.16	10.16	9.23	10.15	9.62
Total return (a)	5.67%	4.73%	15.29%	(3.77)%	10.66%	11.81%
Net assets, end of period (000s omitted)	$513,326	512,773	507,982	465,026	527,118	518,834
Ratio of expenses, net of waivers, to average net assets (b)(c)(d)(e)	0.34%	0.34%	0.33%	0.34%	0.36%	0.36%
Ratio of expenses, before waivers, to average net assets (b)(c)(d)(e)	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income, net of waivers, to average net assets(b)(d)(e)	4.25%	4.23%	4.48%	4.78%	4.79%	5.08%
Ratio of net investment income, before waivers, to average net assets(b)(d)(e)	3.99%	3.97%	4.21%	4.52%	4.55%	4.84%
Portfolio turnover rate (excluding short-term securities)	2.73%	18.93%	22.25%	31.65%	28.06%	24.83%

(a)	Total return figures are based on the change in net asset value of a share during the period and assume reinvestment of distributions at net asset value. Total return is not annualized for periods of less than one year.

(b)	Annualized for periods of less than one year.

(c)	In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)	Effective March 16, 2015, the investment advisory fee, net of voluntary waivers, increased to 0.34%. Also effective March 16, 2015, the Adviser decreased the voluntary waiver to 0.26%.

(e)	Effective March 15, 2013, the investment advisory fee, net of voluntary waivers, decreased to 0.33%. Also effective March 15, 2013, the Adviser increased the voluntary waiver to 0.27%.

See accompanying notes to financial statements.

6	(Continued)

CLEARWATER INVESTMENT TRUST

Financial Highlights

Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the years or period ended and selected information for each year or period ended is as follows:

	June 30, 2016	Year ended December 31,
International Fund	(Unaudited)	2015	2014	2013	2012	2011
Net asset value, beginning of period	$14.02	14.41	15.76	13.33	12.23	14.33
Income (loss) from investment operations:
Net investment income	0.19	0.28	0.35	0.29	0.30	0.30
Net realized and unrealized gains (losses)	(0.40)	(0.31)	(1.08)	2.62	1.88	(2.08)
Total from investment operations	(0.21)	(0.03)	(0.73)	2.91	2.18	(1.78)
Less distributions to shareholders from:
Net investment income	-	(0.28)	(0.36)	(0.34)	(0.31)	(0.29)
Net realized gain	-	(0.08)	(0.26)	(0.14)	(0.77)	(0.03)
Total distributions to shareholders	-	(0.36)	(0.62)	(0.48)	(1.08)	(0.32)
Net asset value, end of period	$13.81	14.02	14.41	15.76	13.33	12.23
Total return (a)	(1.50)%	(0.15)%	(4.70)%	21.85%	17.91%	(12.44)%
Net assets, end of period (000s omitted)	$496,596	491,184	481,943	511,904	408,059	305,071
Ratio of expenses, net of waivers, to average net assets (b)(c)(d)(e)(f)(g)(h)	0.70%	0.69%	0.67%	0.66%	0.62%	0.77%
Ratio of expenses, before waivers, to average net assets (b)(c)(d)(e)(f)(g)(h)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income, net of waivers, to average net assets (b)(d)(e)(f)(g)(h)	2.75%	1.87%	2.22%	1.99%	2.39%	2.15%
Ratio of net investment income, before waivers, to average net assets (b)(d)(e)(f)(g)(h)	2.45%	1.56%	1.89%	1.65%	2.01%	1.92%
Portfolio turnover rate (excluding short-term securities)	20.43%	18.49%	15.33%	22.54%	72.32%	36.93%

(a)	Total return figures are based on the change in net asset value of a share during the period and assume reinvestment of distributions at net asset value. Total return is not annualized for periods of less than one year.

(b)	Annualized for periods of less than one year.

(c)	In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)	Effective March 16, 2016, the investment advisory fee, net of voluntary waivers, increased to 0.70%. Also effective March 16, 2016, the Adviser decreased the voluntary waiver to 0.30%.

(e)	Effective March 16, 2015, the investment advisory fee, net of voluntary waivers, increased to 0.69%. Also effective March 16, 2015, the Adviser decreased the voluntary waiver to 0.31%.

(f)	Effective March 15, 2013, the investment advisory fee, net of voluntary waivers, increased to 0.67%. Also effective March 15, 2013, the Adviser decreased the voluntary waiver to 0.33%.

(g)	Effective March 15, 2012, the investment advisory fee, net of voluntary waivers, decreased to 0.60%. Also effective March 15, 2012, the Adviser increased the voluntary waiver to 0.40%.

(h)	Effective June 1, 2011, the investment advisory fee, net of voluntary waivers, decreased to 0.75%. Also effective June 1, 2011, the Adviser increased the voluntary waiver to 0.25%. Effective December 5, 2011, the investment advisory fee, net of voluntary waivers, decreased to 0.70%. Also effective December 5, 2011, the Adviser increased the voluntary waiver to 0.30%.

See accompanying notes to financial statements.

7	(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2016

(1)	Organization

Clearwater Investment Trust (the “Trust”) was established on January 12, 1987 as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (as amended) as a diversified open end management investment company and presently includes four series: Clearwater Core Equity Fund (“Core Equity Fund”), Clearwater Small Companies Fund (“Small Companies Fund”), Clearwater Tax-Exempt Bond Fund (“Tax-Exempt Bond Fund”), and Clearwater International Fund (“International Fund” and together with the Core Equity Fund, Small Companies Fund and Tax-Exempt Bond Fund, the “Funds”). Clearwater Management Co., Inc. (the “Adviser”) serves as the investment adviser for each of the Funds and is responsible for the oversight of each of the Fund’s subadvisers. The Trust’s declaration of trust permits the Board of Trustees to create additional funds in the future. The investment objective of the Core Equity, Small Companies, and International Funds is long-term capital growth. The investment objective of the Tax-Exempt Bond Fund is high current income that is exempt from United States (“U.S.”) federal income tax, consistent with preservation of capital.

Fiduciary Counselling, Inc. (“FCI”) acts as subadviser to each of the Funds. FCI does not provide day-to-day management, but provides the Funds with various investment-related services, including investment strategy advice, manager recommendations and related duties as requested by the Adviser. FCI also provides certain services related to due diligence, performance reporting, compliance, and other administrative functions, which support the investment management services and subadviser oversight services provided to the Funds by the Adviser.

The Northern Trust Company serves as the custodian, administrator, accounting services agent and transfer agent for the Trust.

Under normal market conditions, the Core Equity Fund pursues its investment objective by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. companies. The equity securities in which the Fund primarily invests are common and preferred stocks. The Fund employs a multi-style (growth and value) and multi-manager approach whereby portions of the Fund are allocated to different subadvisers who employ distinct investment styles. The Fund’s Adviser allocates portions of the Fund’s assets among subadvisers. The Fund currently allocates assets among the following subadvisers who provide day-to-day management for the Fund: Parametric Portfolio Associates, LLC (“Parametric”), AQR Capital Management (“AQR”), O’Shaughnessy Asset Management (“OSAM”) and Osterweis Capital Management, LLC (“Osterweis”). The allocation among subadvisers will vary over time, but the current intent of the Fund’s Adviser is that under normal market conditions approximately 60% of the Fund’s total assets will be allocated to Parametric; the remaining assets will be allocated to one or more of the Fund’s three other subadvisers that provide day-to-day management. Parametric manages its portion of the Fund’s assets using a passive management strategy to seek investment results that match, before fees and expenses, the investment results of the Russell 1000® Index as closely as possible without requiring the Fund to realize taxable gains. In addition, as noted above, FCI also acts as a subadviser to the Fund but does not provide day-to-day management.

Under normal market conditions, the Small Companies Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small companies. The Fund defines

8	(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2016

“small companies” as issuers with market capitalizations no greater than $5 billion at the time of purchase. The equity securities the Fund invests in consist primarily of exchange traded common and preferred stocks. The Fund may also invest in a type of equity security called a convertible security to reduce volatility or correlation risk in the portfolio. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. It is intended that the Fund holds a portion of its portfolio for more than two years to allow for the change that prompted the relevant security’s purchase to yield results. The Fund uses a “multi-style, multi-manager” approach. The Fund’s Adviser allocates portions of the Fund’s assets between subadvisers who employ distinct investment styles. The Fund currently allocates assets between the following subadvisers who provide day-to-day management for the Fund: Kennedy Capital Management, Inc. (“Kennedy”) and Keeley Asset Management Corp. (“Keeley”). FCI also acts as a subadviser to the Fund but does not provide day-to-day management.

Under normal market conditions, the Tax-Exempt Bond Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in tax-exempt bonds, which are debt obligations issued by or for the U.S. states, territories and possessions and the District of Columbia. The interest on these bonds is generally exempt from both U.S. regular federal income tax and U.S. federal alternative minimum tax. However, the Fund may invest up to 20% of its net assets in bonds that generate interest income subject to federal alternative minimum tax for individuals. All exempt interest income may increase certain corporate shareholders’ alternative minimum tax. The Fund invests in both revenue bonds, which are backed by and payable only from the revenues derived from a specific facility or specific revenue source, and in general obligation bonds, which are secured by the full faith, credit and taxation power of the issuing municipality. The Fund currently has one subadviser that provides day-to-day management for the Fund, Sit Fixed Income Advisers II, LLC (“Sit”). FCI also acts as a subadviser to the Fund but does not provide day-to-day management.

Under normal market conditions, the International Fund intends to invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies organized or located outside the U.S. and doing a substantial amount of business outside the U.S. Equity securities in which the Fund invests include common and preferred stock, sponsored and unsponsored American Depositary Receipts, European Depositary Receipts, and Global Depositary Receipts and exchange-traded funds and other investment companies. The Fund diversifies its investments among a number of different countries throughout the world, and may invest in companies of any size. The Fund does not intend to invest more than 20% of its net assets in the equity securities of developing or emerging market issuers. In order to hedge against adverse movements in currency exchange rates, the Fund may enter into foreign currency exchange contracts. The Fund does not intend to invest in foreign currency exchange contracts, options, future contracts or options in future contracts for speculative purposes. The Fund uses a “multi-style, multi-manager” approach. The Fund’s assets are allocated to different subadvisers who employ distinct investment styles. The Fund currently allocates assets among the following subadvisers who provide day-to-day management for the Fund: Parametric, Artisan Partners Limited Partnership (“Artisan Partners”), Denver Investments (“Denver”), WCM Investment Management (“WCM”) and Templeton Investment Counsel, LLC (“Templeton”). The allocation among subadvisers will vary over time, but the current intent of the Fund’s Adviser is that under normal market conditions approximately 50% of the Fund’s assets will be allocated to Parametric, and the remaining assets will be allocated to one or more of the Fund’s four other subadvisers that provide day-to-day management of the Fund. Parametric manages its portion of the Fund’s assets using a passive management strategy to seek investment results that match, before fees and expenses, the investment results of the MSCI World Ex U.S.A. Index - Net as closely as possible without requiring the Fund to realize taxable gains. FCI also acts as a subadviser to the Fund but does not provide day-to-day management.

9	(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2016

(2)	Summary of Significant Accounting Policies

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.”

The significant accounting policies followed by the Funds are as follows:

(a)	Investments in Securities

Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Foreign security values are stated in U.S. dollars. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Debt securities are valued at the market price supplied by an independent pricing vendor provided such prices are believed to reflect the fair value of such securities. Shares of open end investment companies are valued at their daily net asset value (“NAV”). Shares of closed-end funds and exchange traded funds are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Securities for which no market quotations are readily available (including those for which trading has been suspended), or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the NAV, are valued at fair value as determined in good faith using procedures established by the Board of Trustees. This may occur particularly with respect to certain foreign securities held by the International Fund, whereby the Board of Trustees may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of these foreign securities as of the time the Fund’s NAV is calculated. The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. These procedures are used by the Valuation Committee, in accordance with the procedures established by the Board of Trustees, to determine the fair value of the security or securities. Such determinations are then submitted for review and ratification by the Board of Trustees. The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments. Security transactions are accounted for on the trade date, which is the date the securities are purchased or sold. Realized gains and losses are calculated on an identified cost basis. Dividend income is recognized on the ex-dividend date or, for foreign securities, as soon as the information is available. Interest income, including accretion of original issue discount and amortization of original issue premium, is accrued daily.

10	(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2016

(b)	Foreign Currency Translation

The International Fund invests in securities which are purchased and sold in foreign currencies as a principal investment strategy. The costs of purchases, proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The value of the International Fund’s net assets, as measured in U.S. dollars, may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. The gains or losses, if any, on investments resulting from changes in foreign exchange rates are recorded within net realized gain (loss) on security transactions and within net increase (decrease) in unrealized appreciation/depreciation on security transactions on the Statements of Operations. The realized gains or losses, if any, on translation of other assets and liabilities denominated in foreign currencies are recorded within net realized gain (loss) on foreign currency transactions on the Statements of Operations. The International Fund also will incur costs in converting U.S. dollars to local currencies, and vice versa. Risks may arise upon investing in foreign securities including, but not limited to, political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income tax and possible delays in the settlement of foreign stock exchange transactions. The principal markets on which these securities trade may have less volume and liquidity, and may be more volatile, than securities markets in the U.S.

(c)	Futures Contracts

The Core Equity Fund invests in long or short financial futures contracts for hedging purposes or to gain exposure to the equity market. When used as a hedge, the Fund will purchase and sell various kinds of futures contracts. The Fund will also enter into closing purchase and sale transactions with respect to any such futures contracts. The futures contracts may be based on various securities and securities indices. The Fund bears the market risk arising from changes in the value of these financial instruments. At the time the Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian or broker of a specified amount of liquid assets. Futures are marked to market each day with the change in value reflected in the unrealized appreciation or depreciation. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statements of Operations include any realized gains or losses on closed futures contracts within Net realized gains (losses) on futures contracts, and any unrealized gains or losses on open futures contracts within Net increase (decrease) in unrealized appreciation/depreciation on futures contracts. Additional information on derivative instruments and how these positions may impact the financial statements is found in Note 8, Derivative Instruments.

(d)	Forward Foreign Currency Exchange Contracts

The International Fund enters into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against adverse movements in foreign currency exchange rates, specific transactions or the portfolio position. The objective of the International Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the International Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. Forward foreign currency exchange contracts are marked-to-market daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in forward foreign currency

11	(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2016

(d)	Forward Foreign Currency Exchange Contracts (continued)

exchange contracts within net increase (decrease) in unrealized appreciation/depreciation on the Statements of Operations. The International Fund records any realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction with the same counterparty or is extinguished by delivery of the currency. Realized gains or losses, if any, are recorded within net realized gain (loss) on forward foreign currency exchange contracts on the Statements of Operations. Risks may arise upon entering into forward foreign currency exchange contracts from the potential of the issuer to default on its obligations under the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The International Fund bears the market risk from changes in foreign currency exchange rates and the credit risk if the issuer fails to perform. Additional information on derivative instruments and how these positions may impact the financial statements is found in Note 8, Derivative Instruments.

(e)	Spot Contracts

The International Fund routinely enters into spot contracts in order to buy or sell a certain amount of foreign currency at the current market rate. The International Fund may enter into spot contracts in order to make payments, or to receive payments, based on investment trading activity in a foreign currency. A spot contract allows the International Fund to buy or sell foreign currency on the day it chooses to deal. From time to time, the Core Equity Fund may also enter into spot contracts in order to make or receive payments due to investment trading activity in a foreign currency on a non-U.S. exchange. Spot contracts are marked-to-market daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in translation of other assets and liabilities denominated in foreign currencies within net increase (decrease) in unrealized appreciation/depreciation on the Statements of Operations. Unrealized gains or losses on outstanding spot contracts are recorded in payables for investment securities purchased or receivable for securities sold, respectively, on the Statements of Assets and Liabilities. The Funds record any realized gains or losses at the time the spot contract settles. Realized gains or losses, if any, are included within net realized gain (loss) on foreign currency transactions on the Statements of Operations. Risks may arise upon entering into spot contracts from unanticipated movements in the value of a foreign currency relative to the U.S. dollar in a short period of time. The Funds bear the market risk from changes in foreign currency exchange rates.

(f)	Master Limited Partnerships

The Core Equity and International Funds invest in Master Limited Partnerships (“MLPs”). The benefits derived from the Funds’ investments in MLPs are largely dependent on the MLPs being treated as partnerships for federal income tax purposes. If any of the MLPs held by the Funds were treated as corporations for U.S. federal income tax purposes, the after-tax return to the Funds with respect to their investments in such MLPs would be materially reduced, causing a decline in the value of the common stock. The Funds must include their allocable share of an MLP’s taxable income in their reportable taxable income, whether or not it receives a distribution in cash from the MLP. In such case, the Funds may have to liquidate securities to make required distributions to shareholders.

12	(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2016

(g)	Delayed Delivery Transactions and When-Issued Securities

Certain Funds may engage in securities transactions on a when-issued or delayed-delivery basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment, with payment and delivery scheduled for a future date. During this period, the securities are subject to market fluctuations. When delayed-delivery purchases are outstanding, a Fund will segregate liquid assets on its records in amounts sufficient to meet the purchase price. A Fund may dispose of or renegotiate a delayed-delivery transaction, which may result in a capital gain or loss.

(h)	Short-Term Investments

Each Fund currently invests uninvested cash in money market portfolios of Northern Institutional Funds, an investment company advised by Northern Trust Investments, Inc., a subsidiary of Northern Trust. The Core Equity, Small Companies and International Funds currently invest in the U.S. Government Select Portfolio and the Tax-Exempt Bond Fund currently invests in the Tax-Exempt Portfolio. The U.S. Government Select Portfolio primarily invests in securities issued by the U.S. government, government agencies, and government-sponsored enterprises. The Tax-Exempt Portfolio primarily invests in high-quality short-term municipal instruments.

(i)	Recoverable Taxes

The balances disclosed as foreign tax reclaim receivable, if any, represent net amounts withheld by foreign governments on dividend income earned in the respective countries subject to reclamation. All reclaims are paid directly to the applicable Funds.

(j)	Federal Taxes

The Trust’s policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. On a calendar-year basis, the Funds intend to distribute substantially all of their net investment income and net realized gains, if any, to avoid the payment of federal income and excise taxes. Therefore, no income tax provision is required. Each Fund is treated as a separate entity for federal income tax purposes.

Management has analyzed the Funds’ tax positions taken on federal tax returns for all open tax years and has concluded that as of December 31, 2015, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for the 2012, 2013, 2014 and 2015 tax years for which the applicable statutes of limitations have not expired remain subject to examination by the Internal Revenue Service and state departments of revenue. Net investment income and net realized gain (loss) for the Funds may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains, if any, may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gain (loss) were recorded by the Funds. The tax character of distributions paid by the Funds during the years ended December 31, 2015 and 2014 was as follows:

13	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2016

	Tax-Exempt		Ordinary Income
	2015	2014	2015	2014
Core Equity Fund	$-	$-	$7,656,214	$7,119,857
Small Companies Fund	-	-	2,251,204	4,041,973
Tax-Exempt Bond Fund	21,378,310	21,739,172	449,770	683,862
International Fund	-	-	9,665,584	13,341,732

	Long-Term Capital Gains
	2015	2014
Core Equity Fund	$37,447,878	$17,853,920
Small Companies Fund	32,947,975	43,827,345
Tax-Exempt Bond Fund	1,682,556	350,149
International Fund	2,640,682	6,673,460

As of June 30, 2016, the components of distributable earnings on a tax basis were as follows:

	Core	Small Companies	Tax-Exempt	International
	Equity Fund	Fund	Bond Fund	Fund
Undistributed ordinary income	$3,818,585	$411,592	$1,801	$6,894,718
Undistributed capital gain	17,531,240	4,310,646	16,964	12,673
Accumulated capital losses	-	(3,633,775)	(558,408)	(22,405,980)
Unrealized appreciation	207,425,676	28,906,083	45,172,907	97,035,072
Total	$228,775,501	$29,994,546	$44,633,264	$81,536,483

Distributions to shareholders from net investment income and net realized gain are determined in accordance with federal income tax regulations, which may differ from such amounts recorded in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) for financial reporting purposes. Accordingly, the Funds may make reclassifications among certain of their capital accounts in order to reflect the tax treatment for certain permanent differences that exist between federal income tax regulations and U.S. GAAP. These reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications may relate to net operating losses, Section 988 currency gains and losses, Passive Foreign Investment Companies (“PFICs”) gains and losses, recharacterization of dividends from investments in Real Estate Investment Trusts (“REITs”) and Partnerships gains and losses. At December 31, 2015, the reclassifications utilized equalization accounting whereby a portion of redemption payments were treated as distributions. These reclassifications have no impact on the total net assets or the NAV per share of the Funds. At June 30, 2016, reclassifications have been recorded among the following capital accounts on the Statements of Assets and Liabilities:

14	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2016

	Core	International
	Equity Fund	Fund
Undistributed (overdistributed) net investment income	$(39,974)	$4,446
Accumulated net realized gain (loss)	39,974	(4,446)

(k)	Distributions to Shareholders

Distributions to shareholders from net investment income, if any, are declared annually for the Core Equity, Small Companies, and International Funds and declared daily, payable monthly, for the Tax-Exempt Bond Fund. Distributions to shareholders from net realized gains, if any, are declared annually for all Funds. Distributions are paid in cash or reinvested in additional shares at the direction of the shareholders. During the year ended December 31, 2015, the Core Equity and Small Companies Funds utilized equalization accounting with respect to distributions to shareholders, in order to keep remaining shareholders’ interest in undistributed income from being affected. Such equalization is recorded on the Statements of Changes in Net Assets.

(l)	Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

(m)	Indemnification

Under each Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund’s contracts with its service providers contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

(3)	Fair Value Measurements

Fair value is an estimate of the price the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments, as described in Note 2(a) above. These inputs are summarized in the three broad levels listed below.

•	Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

•	Level 2 – Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered Level 2 measurement. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

15	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2016

•	Level 3 – Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing each Fund’s investments and other financial instruments, if any, which are carried at fair value, as of June 30, 2016.

	Core Equity Fund (a)
	Level 1	Level 2	Level 3	Total

Common Stocks	$432,515,105	$-	$-	$432,515,105
Master Limited Partnerships	3,902,818	-	-	3,902,818
Rights	-	-	1,702	1,702
Short-Term Investments	5,133,477	-	-	5,133,477
Total	$441,551,400	$-	$1,702	$441,553,102

(a)	For the Core Equity Fund, the investment value is comprised of equity securities, MLPs, rights and short-term investments. See the Fund’s Schedule of Investments for industry classification. Investments in equity, MLPs and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Investments in rights generally are determined by taking into account the terms of the rights as well as the value of the underlying equity securities, which are determined by the valuation methodology described above. Two rights were deemed Level 3 classifications, as their trading was suspended pending corporate actions and these rights were valued at period end using the applicable company’s internally determined prices, which also factored in the terms of the applicable corporate actions and third party valuations.

The Core Equity Fund records all transfers between levels based on valuations at the end of each reporting period. At June 30, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on December 31, 2015.

There were no significant Level 3 valuations for which significant unobservable valuations inputs were developed at June 30, 2016.

16	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2016

	Small Companies Fund (b)
	Level 1	Level 2	Level 3	Total
Common Stocks	$270,281,613	$-	$-	$270,281,613
Short-Term Investments	12,364,727	-	-	12,364,727
Total	$282,646,340	$-	$-	$282,646,340

(b)	For the Small Companies Fund, the investment value is comprised of equity securities and short-term investments. See the Fund’s Schedule of Investments for industry classification. Investments in equity and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded.

The Small Companies Fund records all transfers between levels based on valuations at the end of each reporting period. At June 30, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on December 31, 2015.

17	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2016

	Tax-Exempt Bond Fund (c)
	Level 1	Level 2	Level 3	Total
Closed-End Funds	$28,711,969	$-	$-	$28,711,969
Municipal Bonds
Airport	-	2,995,895	-	2,995,895
Bond Bank	-	555,380	-	555,380
Development	-	33,409,573	-	33,409,573
Education	-	42,132,933	-	42,132,933
Facilities	-	2,213,500	-	2,213,500
General	-	46,327,397	-	46,327,397
General Obligation	-	21,867,376	-	21,867,376
Higher Education	-	19,848,528	-	19,848,528
Housing	-	35,745,996	-	35,745,996
Medical	-	45,271,042	-	45,271,042
Mello-Roos	-	2,157,811	-	2,157,811
Multifamily Housing	-	34,602,439	-	34,602,439
Nursing Home	-	51,342,993	-	51,342,993
Power	-	4,765,344	-	4,765,344
School District	-	33,395,787	-	33,395,787
Single Family Housing	-	75,143,869	-	75,143,869
Student Loan	-	2,096,475	-	2,096,475
Transportation	-	9,977,134	-	9,977,134
Utilities	-	470,035	-	470,035
Water	-	6,006,081	-	6,006,081
Short-Term Investments	11,135,681	-	-	11,135,681
Total	$39,847,650	$470,325,588	$-	$510,173,238

(c)	For the Tax-Exempt Bond Fund, the investment value is comprised of closed-end funds, municipal bonds, and short-term investments. Investments in closed-end funds and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Investments in municipal bonds generally are based on valuations using adjusted evaluated prices provided by the primary pricing provider. The Board of Trustees has delegated to the Valuation Committee the responsibility to determine in good faith the fair value of securities for which no price quotation is available from an approved pricing service or broker-dealer at the time the Tax-Exempt Bond Fund’s NAV is calculated, including securities for which the prices do not represent fair value or for which a significant event occurs that materially affects the value of the security after the close of the market on which the security principally trades and before the time the Tax-Exempt Bond Fund’s NAV is calculated.

18	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2016

As of June 30, 2016, the Valuation Committee determined the fair valuation of municipal bonds based on inputs such as the last traded price at the time of significant events or the default of a municipal bond in addition to the consideration of recent developments relating to a credit review of a municipal bond as well as observations and the nature of similar securities which are not currently openly traded in the active market. Such investments, if any, are classified as Level 3 instruments.

The Tax-Exempt Bond Fund records all transfers between levels based on valuations at the end of each reporting period. At June 30, 2016, for the Tax-Exempt Bond Fund, there were seven transfers from Level 3 to Level 2 classifications based on levels assigned to the securities on December 31, 2015. Seven municipal bonds were transferred from Level 3 to Level 2 based on prices derived from observable market data for the current reporting period. No other transfers between levels occurred during the reporting period.

There were no significant Level 3 valuations for which significant unobservable valuations inputs were developed at June 30, 2016.

19	(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2016

	International Fund (d)
	Level 1	Level 2	Level 3	Total

Common Stocks
Canada	$3,258,598	$30,358,366	$-	$33,616,964
China	4,504,898	7,805,617	-	12,310,515
Denmark	2,717,234	13,824,046	-	16,541,280
India	2,077,087	907,066	-	2,984,153
Ireland	5,985,037	3,549,752	-	9,534,789
Israel	6,785,595	606,593	-	7,392,188
Italy	41,830	7,334,497	-	7,376,327
Netherlands	2,454,637	14,645,346	-	17,099,983
Russia	1,592,756	-	-	1,592,756
Switzerland	5,083,672	39,044,672	-	44,128,344
Taiwan	3,303,564	2,352,614	-	5,656,178
United Kingdom	4,201,969	71,186,313	93,234	75,481,516
United States	3,872,087	1,341,078	-	5,213,165
All other countries	-	234,802,627	-	234,802,627
Master Limited Partnerships
Canada	-	8,265	-	8,265
United States	1,067,881	-	-	1,067,881
Preferred Stock
Brazil	1,786,686	365,675	-	2,152,361
All Other Countries	-	1,527,869	-	1,527,869
Investment Companies	868,680	-	-	868,680
Short-Term Investments	14,917,189	-	-	14,917,189
Total	$64,519,400	$429,660,396	$93,234	$494,273,030

(d)	For the International Fund, the investment value is comprised of equity securities, MLPs, investment companies and short-term investments. See the Fund’s Schedule of Investments for additional information on industry sector and currency concentration information. Investments in equity, MLPs and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Shares of open end investment companies are valued at their daily net asset value. At June 30, 2016, the International Fund adjusted the price of certain foreign investments held in its portfolio using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their classification as Level 2 investments. Two Thailand based securities were valued based on the prices of similar securities as there was not any active trading on the securities’ foreign lines resulting in Level 2 classifications. At June 30, 2016, three securities were either deemed worthless or a fair value trigger was applied to an asset with a stale price, resulting in a Level 3 classification.

20	(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2016

International Fund
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Forward foreign currency exchange contracts	$-	$27,279	$-	$27,279
Liabilities
Forward foreign currency exchange contracts	-	(128,487)	-	(128,487)

Net Other Financial Instruments	$-	$(101,208)	$-	$(101,208)

The forward foreign currency exchange contracts outstanding at June 30, 2016 are considered Level 2 investments due to the contracts being marked-to-market daily at the applicable exchange rates that have been adjusted from the initial quoted rate. Forward foreign currency exchange contracts are shown on a gross basis in the above table and on the Statements of Assets and Liabilities.

21	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)
June 30, 2016

The International Fund records all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2016, the International Fund had transfers from Level 1 to Level 2 classifications from December 31, 2015 to June 30, 2016 as disclosed below:

Transfers from Level 1 to Level 2

Country	Value	Reason
Common Stocks
Australia	$31,023,441	Valuations at last trade with foreign fair value adjustments
Austria	492,387	Valuations at last trade with foreign fair value adjustments
Belgium	5,773,939	Valuations at last trade with foreign fair value adjustments
Brazil	2,554,864	Valuations at last trade with foreign fair value adjustments
Canada	27,356,868	Valuations at last trade with foreign fair value adjustments
China	6,733,595	Valuations at last trade with foreign fair value adjustments
Denmark	13,575,035	Valuations at last trade with foreign fair value adjustments
Finland	4,809,974	Valuations at last trade with foreign fair value adjustments
France	22,923,736	Valuations at last trade with foreign fair value adjustments
Germany	24,030,333	Valuations at last trade with foreign fair value adjustments
Greece	62,299	Valuations at last trade with foreign fair value adjustments
Hong Kong	13,834,836	Valuations at last trade with foreign fair value adjustments
Ireland	3,549,753	Valuations at last trade with foreign fair value adjustments
Israel	502,616	Valuations at last trade with foreign fair value adjustments
Italy	6,768,662	Valuations at last trade with foreign fair value adjustments
Japan	79,103,995	Valuations at last trade with foreign fair value adjustments
Mexico	1,281,874	Valuations at last trade with foreign fair value adjustments
Netherlands	14,436,743	Valuations at last trade with foreign fair value adjustments
New Zealand	862,514	Valuations at last trade with foreign fair value adjustments
Norway	3,171,334	Valuations at last trade with foreign fair value adjustments
Philippines	743,682	Valuations at last trade with foreign fair value adjustments
Portugal	178,095	Valuations at last trade with foreign fair value adjustments
Singapore	2,961,244	Valuations at last trade with foreign fair value adjustments

22	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)
June 30, 2016

Transfers from Level 1 to Level 2 (continued)
Country	Value	Reason
South Africa	$946,061	Valuations at last trade with foreign fair value adjustments
South Korea	6,704,314	Valuations at last trade with foreign fair value adjustments
Spain	7,475,960	Valuations at last trade with foreign fair value adjustments
Sweden	8,580,307	Valuations at last trade with foreign fair value adjustments
Switzerland	35,692,676	Valuations at last trade with foreign fair value adjustments
Taiwan	2,352,614	Valuations at last trade with foreign fair value adjustments
United Kingdom	66,112,687	Valuations at last trade with foreign fair value adjustments
United States	1,332,637	Valuations at last trade with foreign fair value adjustments
Preferred Stock
Brazil	365,675	Valuations at last trade with foreign fair value adjustments
Germany	1,191,678	Valuations at last trade with foreign fair value adjustments
South Korea	211,638	Valuations at last trade with foreign fair value adjustments
Total	$397,698,066

At June 30, 2016, the International Fund had transfers from Level 1 to Level 3 classifications from December 31, 2015 to June 30, 2016 due to a fair value trigger being applied to an asset with a stale price, resulting in Level 3 classification.

There were no significant Level 3 valuations for which significant unobservable valuations inputs were developed at June 30, 2016.

23	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)
June 30, 2016

(4)      Investment Security Transactions

The cost of purchases and proceeds from sales of securities (excluding short-term securities) for the period ended June 30, 2016, were as follows:

	Purchases	Sales
Core Equity Fund	$70,011,727	$114,003,894
Small Companies Fund	91,035,477	112,750,378
Tax-Exempt Bond Fund	13,630,578	28,885,372
International Fund	120,612,887	96,803,887

(5)     Capital Share Transactions

Transactions in capital shares for the six months ended June 30, 2016 and the fiscal year ended December 31, 2015, were as follows:

	Core Equity Fund		Small Companies Fund
	2016	2015	2016	2015
Sold	231,255	167,034	482,224	1,163,619
Issued for reinvestment of distributions	-	1,281,731	-	2,070,540
Redeemed	(1,910,124)	(1,333,010)	(1,923,065)	(2,262,541)
Net Increase (decrease)	(1,678,869)	115,755	(1,440,841)	971,618

	Tax-Exempt Bond Fund		International Fund
	2016	2015	2016	2015
Sold	1,041,104	2,331,345	1,734,588	2,003,543
Issued for reinvestment of distributions	1,070,280	2,431,950	-	894,351
Redeemed	(3,747,202)	(4,258,540)	(785,986)	(1,314,000)
Net Increase (decrease)	(1,635,818)	504,755	948,602	1,583,894

(6)     Capital Loss Carryforward

For the period subsequent to October 31, 2015 through the fiscal year ended December 31, 2015, the following Funds incurred capital losses and/or Section 988 currency (gains) and losses yielding a net capital loss which each Fund intends to treat as having been incurred in the following fiscal year:

	Short-Term	Long-Term	Total
Core Equity Fund	$-	$-	$-
Small Companies Fund	-	-	-
Tax-Exempt Bond Fund	(46,837)	79,091	32,254
International Fund	1,158,372	1,402,398	2,560,770

24	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)
June 30, 2016

At June 30, 2016, the Funds had the following short-term capital loss carryforwards and long-term capital loss carryforwards available to offset future net capital gains which do not expire. Future utilization of the capital loss carryforward may be limited.

	Short-Term	Long-Term	Total
Core Equity Fund	$-	$-	$-
Small Companies Fund	3,633,775	-	3,633,775
Tax-Exempt Bond Fund	254,363	304,045	558,408
International Fund	5,050,496	17,355,484	22,405,980

(7)      Expenses and Related-Party Transactions

The Trust has a contract for investment advisory services with the Adviser. Under terms of separate agreements, Core Equity Fund, Small Companies Fund, Tax-Exempt Bond Fund and International Fund each pay an investment advisory fee equal to an annual rate of 0.90%, 1.35%, 0.60% and 1.00%, respectively, of each Fund’s average daily net assets. The Adviser is responsible for the payment or reimbursement of all the Funds’ expenses, except brokerage, taxes, interest, and extraordinary expenses. From the beginning of the reporting period until March 15, 2016, the management fees and the corresponding voluntary waivers for the Funds were as follows:

	Management Fees Prior to March 16, 2016
			Net Fee
	Management	Voluntary	Actually
	Fee %	Waiver %	Paid %
Core Equity Fund	0.90	(0.50)	0.40
Small Companies Fund	1.35	(0.37)	0.98
Tax Exempt Bond Fund	0.60	(0.26)	0.34
International Fund	1.00	(0.31)	0.69

The Adviser has periodically modified its management fee for each of the Funds through voluntary waivers. Effective March 16, 2016, the net management fees actually paid for the Core Equity Fund, Small Companies Fund and the International Fund changed due to the Adviser’s modification of the voluntary waivers for those Funds as shown below:

	Management Fees Effective March 16, 2016
			Net Fee
	Management	Voluntary	Actually
	Fee %	Waiver %	Paid %
Core Equity Fund	0.90	(0.46)	0.44
Small Companies Fund	1.35	(0.32)	1.03
Tax Exempt Bond Fund	0.60	(0.26)	0.34
International Fund	1.00	(0.30)	0.70

The Adviser currently intends to continue these voluntary waivers indefinitely. However, the Adviser may terminate these voluntary arrangements at any time.

25	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)
June 30, 2016

In addition to fees and expenses which the Funds bear directly, the Funds indirectly bear a pro rata share of the fees and expenses of any acquired funds in which they invest, such as short-term investments in mutual funds or other investment companies and investments in closed-end funds. Such indirect expenses are not included in any of the reported expense ratios.

The Adviser has entered into subadvisory contracts with independent investment advisory firms for each Fund to provide daily investment management services. The subadvisory fees are based on each subadviser’s proportional net assets it currently manages within each Fund and are paid directly by the Adviser. For each subadviser, the fee schedule is detailed according to the following schedule:

The subadvisory fee for the Core Equity Fund, payable to Parametric and OSAM is equal to an annual rate of 0.15% and 0.35% of the portions of net assets managed, respectively.

The subadvisory fee for the Core Equity Fund, payable to Osterweis for Osterweis’ portion of net assets managed is based on the annual rates in the below table:

Osterweis
First $25 Million	0.75%
$25 Million to $100 Million	0.65%
More than $100 Million	0.55%

The subadvisory fee for the Core Equity Fund, payable to AQR for AQR’s portion of net assets managed is based on the following annual rates:

AQR
All assets	0.35%

The subadvisory fee for the Small Companies Fund, payable to Kennedy and Keeley for each of their respective portions of net assets managed is based on the following annual rates:

Kennedy
Up to and including $50 Million	0.85%
Over $50 Million	0.80%
Keeley
First $2 Million	1.00%
Next $8 Million	0.85%
Over $10 Million	0.70%

26	(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2016

The subadvisory fee for the Tax-Exempt Bond Fund, payable to Sit for Sit’s portion of net assets managed is based on the following annual rates:

Sit
Up to and including $20 Million	0.40%
Next $30 Million	0.30%
Next $25 Million	0.25%
Next $175 Million	0.20%
Over $250 Million	0.18%

The subadvisory fee for the International Fund, payable to Parametric and WCM, is equal to an annual rate of 0.15% and 0.80% of the portions of net assets managed, respectively.

The subadvisory fee for the International Fund, payable to Artisan Partners, Denver, and Templeton for each of their respective portions of net assets managed is based on the following annual rates:

Artisan Partners
First $50 Million	0.80%
Next $50 Million	0.60%
All assets in excess of $100 Million	0.50%

Denver
First $10 Million	1.25%
All assets in excess of $10 Million	0.85%

Templeton
First $25 Million	0.95%
Next $25 Million	0.85%
Next $50 Million	0.75%
Next $150 Million	0.65%
Next $250 Million	0.55%
Over $500 Million	0.50%

The Adviser has also engaged FCI as a subadviser for each Fund. FCI regularly provides the Funds with various investment-related services, including investment strategy advice, manager recommendations and related duties as requested by the Adviser. FCI also provides certain services related to due diligence, performance reporting, compliance, and other administrative functions, which support the investment management services and subadviser oversight services provided to the Trust by the Adviser. For its services, FCI is compensated with a subadvisory fee payable by the Adviser of 0.20% of each Fund’s average daily net assets, paid on a quarterly basis. FCI is compensated out of the investment advisory fees the Adviser receives from the respective Funds. FCI has agreed to waive the difference between the amount calculated under the subadvisory fee schedule and an amount determined by multiplying the total number of hours worked by FCI in providing services under the subadvisory agreement by an hourly rate that is approved by the Adviser.

27	(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2016

(8)     Derivative Instruments

Information concerning the types of derivatives in which the Core Equity Fund and the International Fund invests, the objectives for using them and their related risks can be found in Note 2 (c) and (d). Below are the types of derivatives held in the International Fund by location as presented in the Statements of Assets and Liabilities as of June 30, 2016, with additional detail on the net amounts impacting the Statements of Assets and Liabilities. The forward foreign currency exchange contracts presented below are not subject to master netting agreements or other similar agreements. There were no derivative instruments held in the Core Equity Fund as of June 30, 2016.

		ASSETS		LIABILITIES
Name of Fund	Derivative Type	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Counterparty

International Fund	Forward foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$27,279	Unrealized depreciation on forward foreign currency exchange contracts	$128,487	$(101,208)	Northern Trust

The following tables set forth by primary risk exposure the Core Equity Fund’s net realized gain (loss) on futures contracts and the International Fund’s net realized gain (loss) and net increase (decrease) in appreciation/depreciation on forward foreign currency exchange contracts for the six months ended June 30, 2016:

Name of Fund	Derivative Type	Statements of Operations Location	Value	Name of Fund	Derivative Type	Statements of Operations Location	Value
Core Equity Fund	Equity index futures contracts	Net realized gain (loss) on futures contracts	$(123)	Core Equity Fund	Equity index futures contracts	Net increase (decrease) in unrealized appreciation/depreciation on futures contracts	$-
International Fund	Forward foreign currency exchange contracts	Net realized gain (loss) loss on forward foreign currency exchange contracts	$(173,259)	International Fund	Forward foreign currency exchange contracts	Net increase (decrease) in unrealized appreciation/depreciation on forward foreign currency exchange contracts	$(107,077)

28	(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2016

Derivative transactions are measured in terms of the notional amount. The following table presents, for the Core Equity Fund, the number of transactions and weighted average notional amounts of equity index futures contracts and, for the International Fund, the number of transactions and weighted average notional amounts of forward foreign currency exchange contracts, which is indicative of the volume of derivative activity, for the six months ended June 30, 2016.

Core Equity Fund		International Fund
Equity Index Futures Contracts		Forward Foreign Currency Exchange Contracts
Number of Transactions	Weighted Average Notional Amount	Number of Transactions	Weighted Average Notional Amount
1	$3,464,436	6	$120,153,076

(9)     Subsequent Events

Management has evaluated subsequent events relating to the Funds through the date the financial statements were available to be issued and has concluded there are no such events or transactions requiring financial statement disclosure and/or adjustments to the financial statements.

29

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund (unaudited)
June 30, 2016

Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Consumer Discretionary:
3,287	AARON’S, INC.	$111,298	71,951
2,347	ADVANCE AUTO PARTS, INC.	185,228	379,346
6,150	AMAZON.COM, INC.(b)	274,721	4,401,063
4,920	AMC NETWORKS, INC., CLASS A(b)	271,744	297,266
1,300	AUTOLIV, INC.(c)	29,595	139,685
2,729	AUTONATION, INC.(b)	170,704	128,208
1,833	AUTOZONE, INC.(b)	1,065,729	1,455,109
35,730	BED BATH & BEYOND, INC.	1,905,424	1,544,251
22,351	BEST BUY CO., INC.	690,218	683,941
1,400	BIG LOTS, INC.	15,477	70,154
4,400	BORGWARNER, INC.	51,799	129,888
750	BRINKER INTERNATIONAL, INC.	10,084	34,147
2,178	BRUNSWICK CORP.	114,880	98,707
300	CABLE ONE, INC.	113,966	153,423
4,168	CARMAX, INC.(b)	50,984	204,357
10,433	CARNIVAL CORP.	487,271	461,139
1,877	CARTER’S, INC.	163,750	199,844
33,532	CBS CORP., CLASS B (NON VOTING)	1,263,397	1,825,482
14,414	CHARTER COMMUNICATIONS, INC., CLASS A(b)	1,791,797	3,295,628
49,629	CINEMARK HOLDINGS, INC.	1,169,305	1,809,473
9,400	CLEAR CHANNEL OUTDOOR HOLDINGS, INC., CLASS A	-	58,468
5,000	COACH, INC.	19,161	203,700
34,162	COMCAST CORP., CLASS A	966,042	2,227,021
1,345	CST BRANDS, INC.	11,311	57,943
13,417	D.R. HORTON, INC.	280,255	422,367
5,793	DARDEN RESTAURANTS, INC.	242,013	366,929
4,744	DELPHI AUTOMOTIVE PLC(c)	395,355	296,974
4,105	DICK’S SPORTING GOODS, INC.	138,642	184,971
3,035	DISCOVERY COMMUNICATIONS, INC., CLASS A(b)	84,709	76,573
3,793	DOLLAR GENERAL CORP.	255,817	356,542
6,724	DOLLAR TREE, INC.(b)	63,447	633,670
900	DOMINO’S PIZZA, INC.	90,041	118,242
2,544	DSW, INC., CLASS A	62,465	53,882
3,710	EXPEDIA, INC.	274,189	394,373
12,466	FOOT LOCKER, INC.	613,170	683,885
38,163	FORD MOTOR CO.	164,117	479,709
9,868	GAMESTOP CORP., CLASS A	281,291	262,291
2,850	GANNETT CO., INC.	10,265	39,358
2,200	GARMIN LTD.(c)	40,557	93,324
21,294	GENERAL MOTORS CO.	625,609	602,620
21,679	GENTEX CORP.	214,551	334,941
4,250	GENUINE PARTS CO.	179,436	430,312
1,228	GNC HOLDINGS, INC., CLASS A	35,270	29,828
11,075	GOODYEAR TIRE & RUBBER (THE) CO.	343,466	284,184
19,219	GROUPON, INC.(b)	70,098	62,462
24,396	H&R BLOCK, INC.	588,782	561,108
2,000	HANESBRANDS, INC.	10,291	50,260
6,750	HARLEY-DAVIDSON, INC.	39,547	305,775
4,300	HARMAN INTERNATIONAL INDUSTRIES, INC.	74,798	308,826
5,633	HASBRO, INC.	405,781	473,116
41,231	HOME DEPOT (THE), INC.	1,617,518	5,264,786
15,600	INTERPUBLIC GROUP OF (THE) COS., INC.	40,950	360,360
305	INTERVAL LEISURE GROUP, INC.	1,053	4,849
107	J. ALEXANDER’S HOLDINGS, INC.(b)	481	1,062
5,837	J.C. PENNEY CO., INC.(b)	53,234	51,833
18,925	KOHL’S CORP.	597,503	717,636
8,821	L BRANDS, INC.	301,217	592,154
2,338	LAS VEGAS SANDS CORP.	14,654	101,680
11,289	LEAR CORP.	1,284,832	1,148,769
1,800	LEGGETT & PLATT, INC.	79,087	91,998
2,900	LENNAR CORP., CLASS A	38,265	133,690
313	LIBERTY BRAVES GROUP, CLASS A(b)	345	4,708
626	LIBERTY BRAVES GROUP, CLASS C(b)	492	9,177
783	LIBERTY BROADBAND CORP., CLASS A(b)	1,186	46,510
1,566	LIBERTY BROADBAND CORP., CLASS C(b)	2,222	93,960
1,019	LIBERTY GLOBAL PLC LILAC, CLASS A(b)(c)	9,026	32,862
6,798	LIBERTY GLOBAL PLC LILAC, CLASS C(b)(c)	240,339	220,882

See accompanying notes to the financial statements.	30	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund (unaudited)

June 30, 2016

Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Discretionary (Cont’d):
5,832	LIBERTY GLOBAL PLC, CLASS A(b)(c)	$42,377	169,478
51,539	LIBERTY GLOBAL PLC, SERIES C(b)(c)	1,546,431	1,476,592
76,965	LIBERTY INTERACTIVE CORP. QVC GROUP, CLASS A(b)	1,132,003	1,952,602
783	LIBERTY MEDIA GROUP, CLASS A(b)	658	14,987
1,566	LIBERTY MEDIA GROUP, CLASS C(b)	1,276	29,707
3,132	LIBERTY SIRIUSXM GROUP, CLASS A(b)	2,687	98,220
6,264	LIBERTY SIRIUSXM GROUP, CLASS C(b)	5,109	193,370
1,080	LIBERTY TRIPADVISOR HOLDINGS, INC., CLASS A(b)	3,377	23,630
2,973	LIBERTY VENTURES, SERIES A(b)	15,728	110,209
1,200	LKQ CORP.(b)	14,970	38,040
9,039	LOWE’S COS., INC.	355,489	715,618
36,428	MACY’S, INC.	1,300,639	1,224,345
15,185	MARRIOTT INTERNATIONAL, INC., CLASS A	710,434	1,009,195
496	MARRIOTT VACATIONS WORLDWIDE CORP.	3,643	33,971
22,026	MCDONALD’S CORP.	1,822,554	2,650,609
6,600	MGM RESORTS INTERNATIONAL(b)	54,921	149,358
11,558	MICHAEL KORS HOLDINGS LTD.(b)(c)	604,829	571,890
7,698	MICHAELS (THE) COS., INC.(b)	175,951	218,931
815	MOHAWK INDUSTRIES, INC.(b)	67,672	154,654
600	MURPHY USA, INC.(b)	4,392	44,496
4,900	NETFLIX, INC.(b)	41,142	448,252
4,915	NEWELL BRANDS, INC.	52,223	238,722
6,475	NEWS CORP., CLASS A	28,965	73,491
22,712	NIKE, INC., CLASS B	532,866	1,253,702
4,300	NORDSTROM, INC.	45,233	163,615
100	NVR, INC.(b)	128,601	178,034
3,000	OMNICOM GROUP, INC.	120,179	244,470
3,688	O’REILLY AUTOMOTIVE, INC.(b)	609,798	999,817
1,500	PANERA BREAD CO., CLASS A(b)	69,667	317,910
2,782	PENSKE AUTOMOTIVE GROUP, INC.	134,562	87,522
663	PRICELINE GROUP (THE), INC.(b)	133,336	827,696
14,100	PULTEGROUP, INC.	58,797	274,809
1,561	PVH CORP.	109,470	147,093
1,500	RALPH LAUREN CORP.	31,320	134,430
1,500	REGAL ENTERTAINMENT GROUP, CLASS A	13,214	33,060
13,677	ROSS STORES, INC.	249,746	775,349
4,101	ROYAL CARIBBEAN CRUISES LTD.	89,055	275,382
9,049	SKECHERS U.S.A., INC., CLASS A(b)	185,997	268,936
44,563	STARBUCKS CORP.	997,913	2,545,439
710	STARWOOD HOTELS & RESORTS WORLDWIDE, INC.	13,137	52,504
14,409	TARGET CORP.	674,866	1,006,036
5,700	TEGNA, INC.	40,935	132,069
1,000	TEMPUR SEALY INTERNATIONAL, INC.(b)	31,500	55,320
900	TESLA MOTORS, INC.(b)	23,418	191,052
3,906	THOR INDUSTRIES, INC.	130,245	252,874
1,400	TIFFANY & CO.	35,210	84,896
14,233	TIME WARNER, INC.	283,582	1,046,695
1,829	TIME, INC.	12,640	30,105
12,487	TJX (THE) COS., INC.	253,699	964,371
1,466	TOPBUILD CORP.(b)	11,809	53,069
2,204	TRACTOR SUPPLY CO.	197,520	200,961
810	TRIPADVISOR, INC.(b)	13,993	52,083
12,400	TWENTY-FIRST CENTURY FOX, INC., CLASS A	79,285	335,420
600	ULTA SALON COSMETICS & FRAGRANCE, INC.(b)	79,252	146,184
800	UNDER ARMOUR, INC., CLASS A(b)	9,641	32,104
906	UNDER ARMOUR, INC., CLASS C(b)	10,150	32,993
2,189	URBAN OUTFITTERS, INC.(b)	62,116	60,198
6,800	VF CORP.	87,065	418,132
9,725	VIACOM, INC., CLASS B	478,082	403,296
800	VISTEON CORP.	4,456	52,648
27,560	WALT DISNEY (THE) CO.	532,656	2,695,919
2,753	WHIRLPOOL CORP.	193,352	458,760
5,475	WYNDHAM WORLDWIDE CORP.	24,501	389,984
1,600	WYNN RESORTS LTD.	32,322	145,024
9,016	YUM! BRANDS, INC.	78,831	747,607
		35,691,738	66,921,567	15.20%
Consumer Staples:
37,440	ALTRIA GROUP, INC.	786,272	2,581,862

See accompanying notes to the financial statements.	31	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund (unaudited)

June 30, 2016

Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Staples (Cont’d):
43,600	ARCHER-DANIELS-MIDLAND CO.	$1,662,820	1,870,004
2,916	BROWN-FORMAN CORP., CLASS B	57,343	290,900
5,422	CAMPBELL SOUP CO.	353,797	360,726
4,000	CHURCH & DWIGHT CO., INC.	100,310	411,560
11,684	CLOROX (THE) CO.	1,237,148	1,616,949
57,881	COCA-COLA (THE) CO.	869,464	2,623,746
6,080	COLGATE-PALMOLIVE CO.	172,111	445,056
1,900	CONAGRA FOODS, INC.	33,609	90,839
4,600	CONSTELLATION BRANDS, INC., CLASS A	63,227	760,840
8,422	COSTCO WHOLESALE CORP.	326,800	1,322,591
4,100	COTY, INC., CLASS A	79,479	106,559
470	CRIMSON WINE GROUP LTD.(b)	2,671	3,929
11,874	CVS HEALTH CORP.	664,719	1,136,817
8,450	DIAGEO PLC ADR(c)(d)	609,087	953,836
24,017	DR. PEPPER SNAPPLE GROUP, INC.	1,544,480	2,320,763
397	EDGEWELL PERSONAL CARE CO.(b)	15,226	33,511
697	ENERGIZER HOLDINGS, INC.	17,436	35,888
4,188	ESTEE LAUDER (THE) COS., INC., CLASS A	113,985	381,192
4,832	FLOWERS FOODS, INC.	84,646	90,600
12,930	GENERAL MILLS, INC.	309,428	922,168
3,300	HERBALIFE LTD.(b)	45,262	193,149
1,642	HERSHEY (THE) CO.	60,568	186,350
8,403	HORMEL FOODS CORP.	194,581	307,550
9,287	INGREDION, INC.	852,795	1,201,831
1,600	JM SMUCKER (THE) CO.	64,617	243,856
4,450	KIMBERLY-CLARK CORP.	442,957	611,786
34,351	KONINKLIJKE AHOLD N.V. ADR(c)(d)	629,441	759,844
5,579	KRAFT HEINZ (THE) CO.	45,339	493,630
47,512	KROGER (THE) CO.	974,379	1,747,966
700	MCCORMICK & CO., INC. (NON VOTING)	21,613	74,669
4,114	MOLSON COORS BREWING CO., CLASS B	258,129	416,049
24,295	MONDELEZ INTERNATIONAL, INC., CLASS A	278,687	1,105,665
2,303	MONSTER BEVERAGE CORP.(b)	182,134	370,115
4,924	NU SKIN ENTERPRISES, INC., CLASS A	174,547	227,439
15,401	PEPSICO, INC.	975,203	1,631,582
40,096	PHILIP MORRIS INTERNATIONAL, INC.	1,362,990	4,078,565
6,000	PINNACLE FOODS, INC.	219,854	277,740
200	POST HOLDINGS, INC.(b)	4,616	16,538
36,560	PROCTER & GAMBLE (THE) CO.	619,687	3,095,535
5,596	REYNOLDS AMERICAN, INC.	27,316	301,792
1,900	SPECTRUM BRANDS HOLDINGS, INC.	176,648	226,689
19,522	SYSCO CORP.	694,386	990,546
10,601	TYSON FOODS, INC., CLASS A	237,958	708,041
25,776	WALGREENS BOOTS ALLIANCE, INC.	750,017	2,146,367
10,360	WAL-MART STORES, INC.	682,339	756,487
7,800	WHOLE FOODS MARKET, INC.	97,833	249,756
		19,177,954	40,779,873	9.26%
Energy:
14,281	ANADARKO PETROLEUM CORP.	608,117	760,463
500	APACHE CORP.	18,831	27,835
800	BAKER HUGHES, INC.	24,230	36,104
56	CALIFORNIA RESOURCES CORP.	22	684
33,195	CHEVRON CORP.	1,449,959	3,479,832
500	CIMAREX ENERGY CO.	32,151	59,660
9,826	CNOOC LTD. ADR(c)(d)	1,051,869	1,224,909
6,900	COLUMBIA PIPELINE GROUP, INC.	67,929	175,881
1,700	CONCHO RESOURCES, INC.(b)	49,631	202,759
23,044	CONOCOPHILLIPS	383,142	1,004,718
3,600	CONSOL ENERGY, INC.	30,888	57,924
2,000	CONTINENTAL RESOURCES, INC.(b)	20,765	90,540
6,099	CVR ENERGY, INC.	232,897	94,535
400	DIAMONDBACK ENERGY, INC.(b)	26,472	36,484
404	DRIL-QUIP, INC.(b)	25,967	23,606
1,300	ENERGEN CORP.	44,343	62,673
9,600	EOG RESOURCES, INC.	62,765	800,832
4,000	EQT CORP.	132,900	309,720
43,051	EXXON MOBIL CORP.	1,607,797	4,035,601

See accompanying notes to the financial statements.	32	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund (unaudited)
June 30, 2016

Shares	Security	Cost	Fair value (a)	Percent of net assets
Energy (Cont’d):
2,400	FMC TECHNOLOGIES, INC.(b)	$33,690	64,008
3,834	FRANK’S INTERNATIONAL N.V.(c)	60,887	56,015
39,073	HALLIBURTON CO.	1,097,893	1,769,616
3,100	HELMERICH & PAYNE, INC.	39,003	208,103
12,468	HOLLYFRONTIER CORP.	383,351	296,364
7,312	KINDER MORGAN, INC.	64,699	136,881
46,598	MARATHON PETROLEUM CORP.	2,076,731	1,768,860
3,000	MURPHY OIL CORP.	39,255	95,250
56,179	NATIONAL OILWELL VARCO, INC.	1,995,598	1,890,423
7,000	NEWFIELD EXPLORATION CO.(b)	206,807	309,260
3,800	NOBLE ENERGY, INC.	20,499	136,306
6,000	OCCIDENTAL PETROLEUM CORP.	54,261	453,360
2,000	ONEOK, INC.	27,592	94,900
15,181	PATTERSON-UTI ENERGY, INC.	203,748	323,659
6,353	PBF ENERGY, INC., CLASS A	211,498	151,074
25,114	PHILLIPS 66	1,098,926	1,992,545
3,200	PIONEER NATURAL RESOURCES CO.	48,507	483,872
2,100	QEP RESOURCES, INC.	28,224	37,023
1,300	RANGE RESOURCES CORP.	42,822	56,082
2,327	ROWAN COS. PLC, CLASS A	40,828	41,095
16,536	SCHLUMBERGER LTD.	356,517	1,307,667
1,400	SM ENERGY CO.	27,342	37,800
3,400	SOUTHWESTERN ENERGY CO.(b)	26,758	42,772
9,954	SPECTRA ENERGY CORP.	137,808	364,615
2,000	SUPERIOR ENERGY SERVICES, INC.	27,380	36,820
1,100	TARGA RESOURCES CORP.	29,491	46,354
24,337	TESORO CORP.	1,948,056	1,823,328
66,474	VALERO ENERGY CORP.	3,115,676	3,390,174
3,300	WHITING PETROLEUM CORP.(b)	26,631	30,558
1,416	WORLD FUEL SERVICES CORP.	65,513	67,246
		19,406,666	29,996,790	6.81%
Financials:
1,100	AFFILIATED MANAGERS GROUP, INC.(b)	73,654	154,847
16,850	AFLAC, INC.	920,571	1,215,896
2,100	ALEXANDRIA REAL ESTATE EQUITIES, INC.	109,947	217,392
2,936	ALLEGHANY CORP.(b)	808,573	1,613,567
9,516	ALLIED WORLD ASSURANCE CO. HOLDINGS A.G.(c)	139,322	334,392
45,995	ALLSTATE (THE) CORP.	2,594,901	3,217,350
10,133	AMERICAN EXPRESS CO.	257,999	615,681
4,900	AMERICAN FINANCIAL GROUP, INC.	220,290	362,257
17,739	AMERICAN INTERNATIONAL GROUP, INC.	671,929	938,216
3,350	AMERICAN TOWER CORP.	141,863	380,594
5,191	AMERIPRISE FINANCIAL, INC.	160,907	466,411
9,000	AMTRUST FINANCIAL SERVICES, INC.	234,575	220,500
4,748	AON PLC(c)	110,582	518,624
5,628	APARTMENT INVESTMENT & MANAGEMENT CO., CLASS A	119,782	248,533
15,055	ARCH CAPITAL GROUP LTD.(b)(c)	826,876	1,083,960
1,600	ARTHUR J. GALLAGHER & CO.	34,040	76,160
1,398	ASPEN INSURANCE HOLDINGS LTD.(c)	68,982	64,839
3,116	ASSOCIATED BANC-CORP	61,095	53,439
5,629	ASSURANT, INC.	278,461	485,839
14,090	ASSURED GUARANTY LTD.(c)	367,190	357,463
734	AVALONBAY COMMUNITIES, INC.	31,138	132,406
4,327	AXIS CAPITAL HOLDINGS LTD.(c)	209,054	237,985
164,600	BANK OF AMERICA CORP.	1,233,012	2,184,242
12,700	BANK OF NEW YORK MELLON (THE) CORP.	268,332	493,395
8,729	BB&T CORP.	192,071	310,840
20,779	BERKSHIRE HATHAWAY, INC., CLASS B(b)	2,101,372	3,008,591
3,388	BOSTON PROPERTIES, INC.	171,468	446,877
2,600	BRANDYWINE REALTY TRUST	28,376	43,680
900	CAMDEN PROPERTY TRUST	24,065	79,578
9,647	CAPITAL ONE FINANCIAL CORP.	277,220	612,681
4,646	CBRE GROUP, INC., CLASS A(b)	156,556	123,026
21,400	CHARLES SCHWAB (THE) CORP.	186,608	541,634
3,540	CHIMERA INVESTMENT CORP.	34,587	55,578
5,233	CHUBB LTD.(c)	456,017	684,005
15,353	CINCINNATI FINANCIAL CORP.	954,713	1,149,786

See accompanying notes to the financial statements.	33	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund (unaudited)
June 30, 2016

Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont’d):
12,781	CITIGROUP, INC.	$346,993	541,787
865	CME GROUP, INC.	31,878	84,251
1,650	CNA FINANCIAL CORP.	60,862	51,843
1,545	CORRECTIONS CORP. OF AMERICA	22,682	54,106
911	CREDIT ACCEPTANCE CORP.(b)	172,104	168,608
4,600	CROWN CASTLE INTERNATIONAL CORP.	194,396	466,578
400	DIGITAL REALTY TRUST, INC.	15,648	43,596
16,287	DISCOVER FINANCIAL SERVICES	233,079	872,820
5,200	DOUGLAS EMMETT, INC.	54,023	184,704
1,700	DUKE REALTY CORP.	28,477	45,322
7,913	E*TRADE FINANCIAL CORP.(b)	103,334	185,876
2,209	EAST WEST BANCORP, INC.	91,766	75,504
2,726	ENDURANCE SPECIALTY HOLDINGS LTD.(c)	141,555	183,078
27,190	EPR PROPERTIES	1,531,134	2,193,689
845	EQUINIX, INC.	65,492	327,632
800	EQUITY LIFESTYLE PROPERTIES, INC.	26,831	64,040
5,416	EQUITY RESIDENTIAL	174,162	373,054
675	ESSEX PROPERTY TRUST, INC.	73,423	153,961
3,520	EVEREST RE GROUP LTD.(c)	627,890	642,998
900	FEDERAL REALTY INVESTMENT TRUST	48,326	148,995
33,944	FIFTH THIRD BANCORP	389,938	597,075
400	FIRST CITIZENS BANCSHARES, INC., CLASS A	57,523	103,564
36,400	FIRST HORIZON NATIONAL CORP.	273,237	501,592
15,200	FIRST NIAGARA FINANCIAL GROUP, INC.	120,688	148,048
1,863	FNF GROUP	21,555	69,863
620	FNFV GROUP(b)	2,893	7,111
1,046	FOUR CORNERS PROPERTY TRUST, INC.	9,555	21,537
10,077	FRANKLIN RESOURCES, INC.	189,834	336,270
4,000	GENERAL GROWTH PROPERTIES, INC.	73,394	119,280
8,500	GOLDMAN SACHS GROUP (THE), INC.	723,238	1,262,930
3,000	HANOVER INSURANCE GROUP (THE), INC.	215,948	253,860
44,401	HARTFORD FINANCIAL SERVICES GROUP (THE), INC.	1,810,592	1,970,516
7,000	HCP, INC.	100,690	247,660
2,650	HEALTHCARE TRUST OF AMERICA, INC., CLASS A	59,425	85,701
1,800	HOSPITALITY PROPERTIES TRUST	23,403	51,840
12,222	HOST HOTELS & RESORTS, INC.	93,480	198,119
678	HOWARD HUGHES (THE) CORP.(b)	20,502	77,509
49,009	HUNTINGTON BANCSHARES, INC.	318,046	438,140
101	INTERCONTINENTAL EXCHANGE, INC.	12,819	25,852
11,400	INVESCO LTD.	176,068	291,156
33,700	JANUS CAPITAL GROUP, INC.	222,792	469,104
2,200	JONES LANG LASALLE, INC.	277,845	214,390
63,226	JPMORGAN CHASE & CO.	1,765,936	3,928,864
16,041	KEYCORP	166,520	177,253
8,201	KIMCO REALTY CORP.	94,870	257,347
4,200	LAMAR ADVERTISING CO., CLASS A	53,417	278,460
3,752	LEGG MASON, INC.	52,584	110,647
1,100	LIBERTY PROPERTY TRUST	23,618	43,692
1,100	LINCOLN NATIONAL CORP.	22,715	42,647
4,300	LOEWS CORP.	83,945	176,687
5,123	MACERICH (THE) CO.	119,436	437,453
644	MARKEL CORP.(b)	422,377	613,590
2,978	MARSH & MCLENNAN COS., INC.	66,024	203,874
4,600	MERCURY GENERAL CORP.	235,539	244,536
19,665	METLIFE, INC.	781,486	783,257
1,200	MID-AMERICA APARTMENT COMMUNITIES, INC.	78,164	127,680
2,200	MOODY’S CORP.	77,502	206,162
21,600	MORGAN STANLEY	332,129	561,168
3,900	MSCI, INC.	124,722	300,768
5,900	NASDAQ, INC.	240,309	381,553
11,500	NAVIENT CORP.	77,545	137,425
5,148	NEW YORK COMMUNITY BANCORP, INC.	88,917	77,169
10,059	OLD REPUBLIC INTERNATIONAL CORP.	182,682	194,038
5,177	PACWEST BANCORP	95,286	205,941
11,203	PNC FINANCIAL SERVICES GROUP (THE), INC.	452,026	911,812
8,040	POPULAR, INC.(c)	229,520	235,572
1,600	POST PROPERTIES, INC.	97,204	97,680
6,266	PRINCIPAL FINANCIAL GROUP, INC.	203,638	257,595

See accompanying notes to the financial statements.	34	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund (unaudited)
June 30, 2016

Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont’d):
37,769	PROGRESSIVE (THE) CORP.	$1,073,981	1,265,262
10,169	PROLOGIS, INC.	257,893	498,688
13,710	PRUDENTIAL FINANCIAL, INC.	606,867	978,071
1,061	PUBLIC STORAGE	65,830	271,181
6,972	RAYONIER, INC.	74,259	182,945
2,700	REALTY INCOME CORP.	56,362	187,272
3,900	REGENCY CENTERS CORP.	87,973	326,547
20,732	REGIONS FINANCIAL CORP.	145,843	176,429
3,371	REINSURANCE GROUP OF AMERICA, INC.	296,860	326,953
1,379	RENAISSANCERE HOLDINGS LTD.(c)	146,120	161,950
9,800	RETAIL PROPERTIES OF AMERICA, INC., CLASS A	83,973	165,620
48	RMR GROUP (THE), INC., CLASS A	624	1,487
3,151	ROYAL BANK OF CANADA(c)	75,538	186,193
3,600	S&P GLOBAL, INC.	84,305	386,136
7,500	SEI INVESTMENTS CO.	108,537	360,825
3,300	SENIOR HOUSING PROPERTIES TRUST	48,930	68,739
3,595	SIMON PROPERTY GROUP, INC.	148,165	779,756
1,900	SL GREEN REALTY CORP.	58,204	202,293
10,100	SLM CORP.(b)	36,679	62,418
136,714	SOCIETE GENERALE S.A. ADR(c)(d)	1,009,931	879,071
12,254	SUNTRUST BANKS, INC.	314,633	503,394
259	SVB FINANCIAL GROUP(b)	33,084	24,646
24,528	SWISS RE A.G. ADR(c)(d)	535,318	538,390
4,704	SYNOVUS FINANCIAL CORP.	83,310	136,369
6,349	T. ROWE PRICE GROUP, INC.	125,884	463,287
2,100	TAUBMAN CENTERS, INC.	57,125	155,820
14,946	TCF FINANCIAL CORP.	157,745	189,067
2,600	TFS FINANCIAL CORP.	25,038	44,772
2,468	TORCHMARK CORP.	145,321	152,572
30,970	TRAVELERS (THE) COS., INC.	2,623,199	3,686,669
4,100	UDR, INC.	65,319	151,372
20,063	UNUM GROUP	676,438	637,803
1,300	URBAN EDGE PROPERTIES	18,730	38,818
22,216	US BANCORP	506,307	895,971
6,518	VALIDUS HOLDINGS LTD.(c)	251,458	316,710
1,800	VENTAS, INC.	63,969	131,076
800	VORNADO REALTY TRUST	36,178	80,096
18,412	VOYA FINANCIAL, INC.	732,764	455,881
1,800	WASHINGTON FEDERAL, INC.	23,535	43,668
2,100	WEINGARTEN REALTY INVESTORS	29,871	85,722
77,645	WELLS FARGO & CO.	953,893	3,674,938
400	WELLTOWER, INC.	13,745	30,468
4,916	WEYERHAEUSER CO.	64,713	146,349
300	WHITE MOUNTAINS INSURANCE GROUP LTD.	194,754	252,600
1,000	WILLIS TOWERS WATSON PLC(c)	123,430	124,310
2,497	WP GLIMCHER, INC.	15,818	27,941
6,106	WR BERKLEY CORP.	273,043	365,872
7,780	XL GROUP PLC(c)	266,117	259,152
2,600	ZIONS BANCORPORATION	49,361	65,338
		42,858,733	69,223,600	15.73%
Health Care:
12,735	ABBOTT LABORATORIES	208,212	500,613
12,835	ABBVIE, INC.	229,019	794,615
11,333	AETNA, INC.	723,403	1,384,099
4,200	ALERE, INC.(b)	77,812	175,056
3,529	ALEXION PHARMACEUTICALS, INC.(b)	152,322	412,046
11,614	ALLERGAN PLC(b)	2,060,136	2,683,879
7,200	AMERISOURCEBERGEN CORP.	115,968	571,104
18,516	AMGEN, INC.	462,700	2,817,209
17,601	ANTHEM, INC.	1,688,507	2,311,715
14,165	BAYER A.G. ADR(c)(d)	1,209,976	1,425,707
2,900	BECTON DICKINSON AND CO.	246,271	491,811
5,250	BIOGEN, INC.(b)	66,400	1,269,555
32,800	BOSTON SCIENTIFIC CORP.(b)	182,160	766,536
18,300	BRISTOL-MYERS SQUIBB CO.	420,955	1,345,965
5,828	C.R. BARD, INC.	913,874	1,370,512
1,000	CARDINAL HEALTH, INC.	26,001	78,010
12,872	CELGENE CORP.(b)	146,839	1,269,565

See accompanying notes to the financial statements.	35	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund (unaudited)
June 30, 2016

Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont’d):
2,045	CENTENE CORP.(b)	$117,559	145,952
3,600	CERNER CORP.(b)	40,604	210,960
7,777	CIGNA CORP.	318,265	995,378
3,360	DAVITA HEALTHCARE PARTNERS, INC.(b)	60,592	259,795
8,590	DENTSPLY SIRONA, INC.	338,321	532,924
9,839	EDWARDS LIFESCIENCES CORP.(b)	270,051	981,243
9,221	ELI LILLY & CO.	387,965	726,154
17,807	EXPRESS SCRIPTS HOLDING CO.(b)	389,706	1,349,771
31,900	GILEAD SCIENCES, INC.	767,541	2,661,098
36,910	GLAXOSMITHKLINE PLC ADR(c)(d)	1,565,958	1,599,679
193	HALYARD HEALTH, INC.(b)	3,014	6,276
21,533	HCA HOLDINGS, INC.(b)	1,703,561	1,658,256
1,900	HENRY SCHEIN, INC.(b)	86,166	335,920
24,841	HOLOGIC, INC.(b)	763,609	859,499
3,900	HUMANA, INC.	39,107	701,532
2,800	IDEXX LABORATORIES, INC.(b)	60,410	260,008
2,300	ILLUMINA, INC.(b)	98,233	322,874
56,697	JOHNSON & JOHNSON	3,525,044	6,877,346
500	LABORATORY CORP. OF AMERICA HOLDINGS(b)	11,742	65,135
5,700	MCKESSON CORP.	202,596	1,063,905
1,140	MEDTRONIC PLC(c)	87,120	98,918
43,278	MERCK & CO., INC.	986,667	2,493,246
1,321	METTLER-TOLEDO INTERNATIONAL, INC.(b)	91,350	482,059
18,150	NOVARTIS A.G. ADR(c)(d)	1,122,679	1,497,557
1,600	PATTERSON COS., INC.	29,864	76,624
3,400	PERKINELMER, INC.	53,706	178,228
17,720	PERRIGO CO. PLC(c)	2,350,261	1,606,672
92,712	PFIZER, INC.	917,156	3,264,390
1,861	QUINTILES TRANSNATIONAL HOLDINGS, INC.(b)	112,204	121,561
4,000	RESMED, INC.	81,990	252,920
4,539	ST. JUDE MEDICAL, INC.	114,088	354,042
4,700	STRYKER CORP.	18,139	563,201
6,025	TELEFLEX, INC.	305,619	1,068,293
6,700	THERMO FISHER SCIENTIFIC, INC.	138,728	989,992
20,909	UNITEDHEALTH GROUP, INC.	929,185	2,952,351
3,936	UNIVERSAL HEALTH SERVICES, INC., CLASS B	239,148	527,818
4,700	VARIAN MEDICAL SYSTEMS, INC.(b)	173,242	386,481
962	VCA, INC.(b)	50,899	65,041
900	VERTEX PHARMACEUTICALS, INC.(b)	22,442	77,418
2,792	WATERS CORP.(b)	85,524	392,695
3,374	ZIMMER BIOMET HOLDINGS, INC.	140,047	406,162
		27,730,657	59,137,371	13.43%
Industrials:
7,546	3M CO.	512,301	1,321,456
1,632	A.O. SMITH CORP.	124,751	143,796
923	ACCO BRANDS CORP.(b)	3,137	9,535
398	ACUITY BRANDS, INC.	79,415	98,688
4,642	AGCO CORP.	225,963	218,777
59,205	AIR LEASE CORP.	1,481,225	1,585,510
4,300	ALASKA AIR GROUP, INC.	287,293	250,647
1,533	ALLEGION PLC(c)	40,913	106,436
400	AMERCO	120,202	149,820
24,599	AMERICAN AIRLINES GROUP, INC.	884,764	696,398
5,175	AMETEK, INC.	73,221	239,240
1,700	B/E AEROSPACE, INC.	34,478	78,498
25,665	BOEING (THE) CO.	1,326,338	3,333,114
5,205	BWX TECHNOLOGIES, INC.	145,980	186,183
3,054	CARLISLE COS., INC.	119,403	322,747
10,504	CATERPILLAR, INC.	272,491	796,308
7,392	CINTAS CORP.	596,190	725,377
600	COPA HOLDINGS S.A., CLASS A(c)	23,043	31,356
3,948	CRANE CO.	66,572	223,931
27,900	CSX CORP.	97,923	727,632
3,700	CUMMINS, INC.	50,756	416,028
12,420	DANAHER CORP.	372,178	1,254,420
7,300	DEERE & CO.	199,160	591,592
40,785	DELTA AIR LINES, INC.	1,461,765	1,485,798
1,525	DOVER CORP.	40,758	105,713

See accompanying notes to the financial statements.	36	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund (unaudited)
June 30, 2016

Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont’d):
1,987	DUN & BRADSTREET (THE) CORP.	$49,383	242,096
8,384	EATON CORP. PLC	108,015	500,776
4,763	EQUIFAX, INC.	495,640	611,569
2,280	EXPEDITORS INTERNATIONAL OF WASHINGTON, INC.	112,692	111,811
6,653	FEDEX CORP.	130,734	1,009,792
1,950	FLUOR CORP.	26,013	96,096
4,300	FORTUNE BRANDS HOME & SECURITY, INC.	33,889	249,271
1,400	GATX CORP.	24,276	61,558
2,907	GENERAL DYNAMICS CORP.	404,698	404,771
138,351	GENERAL ELECTRIC CO.	2,679,407	4,355,289
3,105	HD SUPPLY HOLDINGS, INC.(b)	91,681	108,116
5,400	HERTZ GLOBAL HOLDINGS, INC.(b)	28,323	59,778
11,151	HONEYWELL INTERNATIONAL, INC.	504,002	1,297,084
1,200	HUBBELL, INC.	43,310	126,564
2,455	HUNTINGTON INGALLS INDUSTRIES, INC.	308,960	412,514
2,500	IDEX CORP.	58,238	205,250
700	IHS, INC., CLASS A(b)	30,839	80,927
21,789	ILLINOIS TOOL WORKS, INC.	1,688,136	2,269,542
2,700	INGERSOLL-RAND PLC	83,437	171,936
1,468	JACOBS ENGINEERING GROUP, INC.(b)	29,713	73,121
2,100	JB HUNT TRANSPORT SERVICES, INC.	40,530	169,953
14,472	JETBLUE AIRWAYS CORP.(b)	88,957	239,656
2,900	KANSAS CITY SOUTHERN	46,328	261,261
850	KLX, INC.(b)	13,147	26,350
2,071	L-3 COMMUNICATIONS HOLDINGS, INC.	190,704	303,795
1,000	LANDSTAR SYSTEM, INC.	30,070	68,660
900	LENNOX INTERNATIONAL, INC.	26,811	128,340
1,400	LINCOLN ELECTRIC HOLDINGS, INC.	28,970	82,712
2,294	LOCKHEED MARTIN CORP.	342,483	569,302
2,200	MACQUARIE INFRASTRUCTURE CORP.	152,446	162,910
4,800	MANITOWOC (THE) CO., INC.	10,053	26,160
4,800	MANITOWOC FOODSERVICE, INC.(b)	37,515	84,576
5,214	MANPOWERGROUP, INC.	330,211	335,469
23,793	MASCO CORP.	382,482	736,155
2,000	NIELSEN HOLDINGS PLC	61,200	103,940
4,760	NORFOLK SOUTHERN CORP.	99,373	405,219
21,450	NORTHROP GRUMMAN CORP.	3,100,516	4,767,906
2,180	NOW, INC.(b)	21,218	39,545
3,500	OSHKOSH CORP.	60,585	166,985
5,938	OWENS CORNING	241,110	305,926
8,389	PACCAR, INC.	91,278	435,137
4,012	PARKER-HANNIFIN CORP.	242,797	433,497
4,739	PENTAIR PLC(c)	202,209	276,236
4,100	QUANTA SERVICES, INC.(b)	52,132	94,792
3,479	RAYTHEON CO.	195,989	472,970
2,000	REPUBLIC SERVICES, INC.	81,516	102,620
6,221	ROCKWELL AUTOMATION, INC.	179,002	714,295
1,814	ROCKWELL COLLINS, INC.	43,808	154,444
920	ROLLINS, INC.	24,890	26,928
300	ROPER TECHNOLOGIES, INC.	19,526	51,168
2,300	SNAP-ON, INC.	230,888	362,986
27,060	SOUTHWEST AIRLINES CO.	553,687	1,061,023
6,439	SPIRIT AEROSYSTEMS HOLDINGS, INC., CLASS A(b)	267,176	276,877
5,273	STANLEY BLACK & DECKER, INC.	334,697	586,463
1,200	STERICYCLE, INC.(b)	50,064	124,944
900	TYCO INTERNATIONAL PLC	16,350	38,340
32,715	UNION PACIFIC CORP.	1,481,663	2,854,384
10,815	UNITED CONTINENTAL HOLDINGS, INC.(b)	437,878	443,848
4,635	UNITED PARCEL SERVICE, INC., CLASS B	280,241	499,282
10,650	UNITED TECHNOLOGIES CORP.	359,588	1,092,157
2,000	USG CORP.(b)	12,350	53,920
180	VERITIV CORP.(b)	1,653	6,764
1,700	W.W. GRAINGER, INC.	74,317	386,325
2,843	WABCO HOLDINGS, INC.(b)	117,388	260,334
1,400	WABTEC CORP.	25,602	98,322
1,650	WASTE CONNECTIONS, INC.(c)	108,075	118,882

See accompanying notes to the financial statements.	37	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund (unaudited)
June 30, 2016

Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont’d):
11,755	WASTE MANAGEMENT, INC.	$329,955	779,004
3,710	XYLEM, INC.	120,583	165,652
		26,811,617	48,503,275	11.02%
Information Technology:
8,700	ACCENTURE PLC, CLASS A(c)	572,170	985,623
18,273	ACTIVISION BLIZZARD, INC.	261,150	724,159
6,224	ADOBE SYSTEMS, INC.(b)	79,363	596,197
3,300	AKAMAI TECHNOLOGIES, INC.(b)	45,920	184,569
1,600	ALLIANCE DATA SYSTEMS CORP.(b)	75,650	313,472
8,948	ALPHABET, INC., CLASS A(b)	3,814,971	6,295,186
5,611	ALPHABET, INC., CLASS C(b)	1,207,730	3,883,373
12,207	AMDOCS LTD.	670,504	704,588
13,014	ANALOG DEVICES, INC.	385,778	737,113
1,200	ANSYS, INC.(b)	30,630	108,900
86,400	APPLE, INC.	236,479	8,259,840
4,900	APPLIED MATERIALS, INC.	50,596	117,453
7,600	ARRIS INTERNATIONAL PLC(b)	203,338	159,296
4,877	ARROW ELECTRONICS, INC.(b)	267,343	301,886
1,686	AUTODESK, INC.(b)	32,709	91,280
4,066	AUTOMATIC DATA PROCESSING, INC.	116,002	373,543
7,056	AVNET, INC.	317,350	285,839
8,300	BOOZ ALLEN HAMILTON HOLDING CORP.	242,472	246,012
4,333	BROADCOM LTD.(c)	227,686	673,348
3,413	BROADRIDGE FINANCIAL SOLUTIONS, INC.	106,898	222,528
3,470	CA, INC.	95,608	113,920
11,400	CADENCE DESIGN SYSTEMS, INC.(b)	154,632	277,020
1,522	CDK GLOBAL, INC.	19,712	84,455
6,470	CDW CORP.	231,037	259,318
99,578	CISCO SYSTEMS, INC.	150,221	2,856,893
4,234	CITRIX SYSTEMS, INC.(b)	47,866	339,101
14,882	COGNIZANT TECHNOLOGY SOLUTIONS CORP., CLASS A(b)	248,080	851,846
7,708	COMMSCOPE HOLDING CO., INC.(b)	227,630	239,179
4,900	COMPUTER SCIENCES CORP.	161,990	243,285
8,308	CORELOGIC, INC.(b)	139,352	319,692
15,600	CORNING, INC.	85,176	319,488
2,700	CYPRESS SEMICONDUCTOR CORP.	2,667	28,485
2,000	DOLBY LABORATORIES, INC., CLASS A	43,420	95,700
24,314	EBAY, INC.(b)	478,032	569,191
2,140	ECHOSTAR CORP., CLASS A(b)	36,471	84,958
12,021	ELECTRONIC ARTS, INC.(b)	321,634	910,711
34,310	EMC CORP.	233,560	932,203
2,667	F5 NETWORKS, INC.(b)	181,488	303,611
23,600	FACEBOOK, INC., CLASS A(b)	654,660	2,697,008
7,802	FIDELITY NATIONAL INFORMATION SERVICES, INC.	135,427	574,851
19,625	FISERV, INC.(b)	1,190,291	2,133,826
2,600	FORTINET, INC.(b)	80,697	82,134
3,648	GENPACT LTD.(b)	90,411	97,912
3,800	GLOBAL PAYMENTS, INC.	113,707	271,244
5,000	HARRIS CORP.	189,845	417,200
18,800	HEWLETT PACKARD ENTERPRISE CO.	175,629	343,476
1,300	IAC/INTERACTIVECORP	78,263	73,190
114,062	INTEL CORP.	949,989	3,741,234
2,703	INTERNATIONAL BUSINESS MACHINES CORP.	251,468	410,261
5,000	INTUIT, INC.	103,285	558,050
2,247	IPG PHOTONICS CORP.(b)	183,260	179,760
5,643	JABIL CIRCUIT, INC.	117,827	104,226
32,551	JUNIPER NETWORKS, INC.	817,680	732,072
1,425	KEYSIGHT TECHNOLOGIES, INC.(b)	47,146	41,453
2,600	KLA-TENCOR CORP.	71,718	190,450
4,800	LAM RESEARCH CORP.	123,706	403,488
900	LINEAR TECHNOLOGY CORP.	19,913	41,877
400	LINKEDIN CORP., CLASS A(b)	25,488	75,700
5,400	MARVELL TECHNOLOGY GROUP LTD.(c)	27,297	51,462
17,000	MASTERCARD, INC., CLASS A	182,282	1,497,020
2,700	MAXIM INTEGRATED PRODUCTS, INC.	45,260	96,363
4,200	MICROCHIP TECHNOLOGY, INC.	44,162	213,192
11,900	MICRON TECHNOLOGY, INC.(b)	53,372	163,744

See accompanying notes to the financial statements.	38	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund (unaudited)
June 30, 2016

Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont’d):
140,224	MICROSOFT CORP.	$1,949,032	7,175,262
15,135	MOTOROLA SOLUTIONS, INC.	1,031,066	998,456
16,223	NETAPP, INC.	543,957	398,924
1,900	NEUSTAR, INC., CLASS A(b)	31,607	44,669
1,985	NUANCE COMMUNICATIONS, INC.(b)	33,845	31,026
20,599	NVIDIA CORP.	282,802	968,359
68,262	ORACLE CORP.	82,431	2,793,964
2,973	PALO ALTO NETWORKS, INC.(b)	143,984	364,609
3,666	PAYCHEX, INC.	10,315	218,127
11,100	PAYPAL HOLDINGS, INC.(b)	120,672	405,261
2,400	PTC, INC.(b)	82,674	90,192
2,142	QORVO, INC.(b)	93,992	118,367
10,400	QUALCOMM, INC.	147,628	557,128
4,200	RED HAT, INC.(b)	61,669	304,920
7,600	SALESFORCE.COM, INC.(b)	86,710	603,516
42,999	SEAGATE TECHNOLOGY PLC	1,389,735	1,047,456
500	SERVICENOW, INC.(b)	18,840	33,200
14,419	SYMANTEC CORP.	71,242	296,166
4,400	SYNOPSYS, INC.(b)	172,415	237,952
4,310	TE CONNECTIVITY LTD.(c)	259,891	246,144
2,400	TERADATA CORP.(b)	33,636	60,168
17,445	TERADYNE, INC.	288,229	343,492
23,875	TEXAS INSTRUMENTS, INC.	634,478	1,495,769
26,172	TOTAL SYSTEM SERVICES, INC.	1,234,354	1,389,995
5,000	TRIMBLE NAVIGATION LTD.(b)	38,162	121,800
1,351	VERISIGN, INC.(b)	109,199	116,807
23,200	VISA, INC., CLASS A	395,709	1,720,744
7,800	VISHAY INTERTECHNOLOGY, INC.	48,931	96,642
1,100	VMWARE, INC., CLASS A(b)	34,054	62,942
10,718	WESTERN DIGITAL CORP.	285,630	506,533
15,686	WESTERN UNION (THE) CO.	292,275	300,857
11,961	XILINX, INC.	298,091	551,761
15,840	YAHOO!, INC.(b)	135,324	594,950
		28,018,677	73,580,612	16.72%
Materials:
1,575	AIR PRODUCTS & CHEMICALS, INC.	62,588	223,713
1,300	ALBEMARLE CORP.	29,152	103,103
10,658	ASHLAND, INC.	1,042,148	1,223,219
2,853	AVERY DENNISON CORP.	185,748	213,262
2,564	BALL CORP.	10,015	185,351
2,700	BEMIS CO., INC.	60,200	139,023
22,960	BERRY PLASTICS GROUP, INC.(b)	766,768	891,996
7,092	BHP BILLITON PLC ADR(c)(d)	138,380	179,995
2,695	CELANESE CORP., SERIES A	166,690	176,388
5,500	CF INDUSTRIES HOLDINGS, INC.	97,135	132,550
37,723	CROWN HOLDINGS, INC.(b)	1,245,559	1,911,424
4,017	DOMTAR CORP.	162,643	140,635
12,333	DOW CHEMICAL (THE) CO.	386,078	613,073
11,925	E.I. DU PONT DE NEMOURS & CO.	332,718	772,740
438	EAGLE MATERIALS, INC.	1,727	33,792
3,737	EASTMAN CHEMICAL CO.	110,785	253,742
3,991	ECOLAB, INC.	137,417	473,333
15,800	FREEPORT-MCMORAN, INC.	103,648	176,012
373	INGEVITY CORP.(b)	2,637	12,697
3,683	INTERNATIONAL FLAVORS & FRAGRANCES, INC.	79,231	464,316
7,831	INTERNATIONAL PAPER CO.	81,440	331,878
31,202	LYONDELLBASELL INDUSTRIES N.V., CLASS A	2,679,126	2,322,053
700	MARTIN MARIETTA MATERIALS, INC.	27,965	134,400
12,592	MONSANTO CO.	274,040	1,302,139
2,400	MOSAIC (THE) CO.	34,272	62,832
8,689	NEWMONT MINING CORP.	185,245	339,914
5,844	NUCOR CORP.	99,313	288,752
111,460	OWENS-ILLINOIS, INC.(b)	2,174,749	2,007,395
2,100	PACKAGING CORP. OF AMERICA	30,902	140,553
7,972	PPG INDUSTRIES, INC.	180,558	830,284
4,150	PRAXAIR, INC.	119,436	466,418
6,555	RELIANCE STEEL & ALUMINUM CO.	321,215	504,079
700	ROYAL GOLD, INC.	26,033	50,414

See accompanying notes to the financial statements.	39	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
June 30, 2016

Shares	Security	Cost	Fair value (a)	Percent of net assets
Materials (Cont’d):
6,500	RPM INTERNATIONAL, INC.	$72,503	324,675
5,473	SEALED AIR CORP.	224,396	251,594
1,885	SHERWIN-WILLIAMS (THE) CO.	155,335	553,568
3,600	SONOCO PRODUCTS CO.	74,519	178,776
3,234	SOUTHERN COPPER CORP.(c)	38,445	87,253
8,200	STEEL DYNAMICS, INC.	89,708	200,900
3,200	VALSPAR (THE) CORP.	68,240	345,696
2,100	VULCAN MATERIALS CO.	63,441	252,756
2,242	WESTROCK CO.	24,357	87,146
		12,166,505	19,383,839	4.40%
Telecommunication Services:
104,748	AT&T, INC.	2,665,442	4,526,161
30,765	CENTURYLINK, INC.	861,077	892,493
6,710	LEVEL 3 COMMUNICATIONS, INC.(b)	159,907	345,498
14,466	NTT DOCOMO, INC. ADR(c)(d)	325,147	390,727
9,840	SPRINT CORP.(b)	21,187	44,575
2,843	TELEPHONE & DATA SYSTEMS, INC.	77,658	84,323
9,650	T-MOBILE US, INC.(b)	334,860	417,556
59,480	VERIZON COMMUNICATIONS, INC.	2,468,216	3,321,363
		6,913,494	10,022,696	2.28%
Utilities:
4,500	AGL RESOURCES, INC.	135,198	296,865
2,000	ALLIANT ENERGY CORP.	24,835	79,400
1,600	AMEREN CORP.	40,872	85,728
13,584	AMERICAN ELECTRIC POWER CO., INC.	572,991	952,103
20,730	AMERICAN WATER WORKS CO., INC.	495,653	1,751,892
1,735	AQUA AMERICA, INC.	22,973	61,870
8,500	CALPINE CORP.(b)	56,653	125,375
5,800	CENTERPOINT ENERGY, INC.	66,308	139,200
13,300	CMS ENERGY CORP.	259,709	609,938
5,495	CONSOLIDATED EDISON, INC.	361,304	442,018
8,862	DOMINION RESOURCES, INC.	284,452	690,616
2,300	DTE ENERGY CO.	84,036	227,976
7,051	DUKE ENERGY CORP.	211,844	604,905
10,388	EDISON INTERNATIONAL	317,902	806,836
3,064	ENTERGY CORP.	60,101	249,256
4,961	EVERSOURCE ENERGY	125,492	297,164
816	EXELON CORP.	28,430	29,670
2,800	GREAT PLAINS ENERGY, INC.	43,498	85,120
10,500	ITC HOLDINGS CORP.	154,844	491,610
1,500	NATIONAL FUEL GAS CO.	38,322	85,320
9,423	NEXTERA ENERGY, INC.	809,632	1,228,759
6,900	NISOURCE, INC.	43,973	182,988
30,655	NRG YIELD, INC., CLASS A	509,461	466,569
35,815	NRG YIELD, INC., CLASS C	574,618	558,356
4,800	OGE ENERGY CORP.	43,344	157,200
500	ONE GAS, INC.	3,925	33,295
5,900	PG&E CORP.	79,340	377,128
2,400	PINNACLE WEST CAPITAL CORP.	71,637	194,544
3,633	PPL CORP.	119,602	137,146
7,021	PUBLIC SERVICE ENTERPRISE GROUP, INC.	302,449	327,249
4,800	SCANA CORP.	166,536	363,168
2,700	SEMPRA ENERGY	124,368	307,854
16,996	SOUTHERN (THE) CO.	593,767	911,495
7,600	TECO ENERGY, INC.	90,842	210,064
9,850	UGI CORP.	246,882	445,713
1,600	VECTREN CORP.	77,182	84,272
4,820	WEC ENERGY GROUP, INC.	46,469	314,746
1,400	WESTAR ENERGY, INC.	25,767	78,526
10,575	XCEL ENERGY, INC.	265,866	473,548
		7,581,077	14,965,482	3.40%
Sub-total Common Stocks:		226,357,118	432,515,105	98.25%
Master Limited Partnerships:
Consumer Discretionary:
12,400	CEDAR FAIR L.P.	715,211	716,968
		715,211	716,968	0.16%

See accompanying notes to the financial statements.	40	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
June 30, 2016

Shares	Security	Cost	Fair value (a)	Percent of net assets
Energy:
48,595	ENTERPRISE PRODUCTS PARTNERS L.P.	$1,030,393	1,421,890
23,210	MAGELLAN MIDSTREAM PARTNERS L.P.	756,641	1,763,960
		1,787,034	3,185,850	0.73%
	Sub-total Master Limited Partnerships:	2,502,245	3,902,818	0.89%
Rights:
Consumer Staples:
1,600	CASA LEY (CONTINGENT VALUE RIGHTS)(b)	1,624	1,624
Financials:
1,600
	PROPERTY DEVELOPMENT CENTERS LLC (CONTINGENT VALUE RIGHTS)(b)	78	78
	Sub-total Rights:	1,702	1,702	0.00%
Short-Term Investments:
5,133,477	NORTHERN INSTITUTIONAL FUNDS -U.S. GOVERNMENT SELECT PORTFOLIO, 0.25%(e)	5,133,477	5,133,477
	Sub-total Short-Term Investments:	5,133,477	5,133,477	1.17%
	Grand total(f)	$233,994,542	441,553,102	100.31%

Notes to Schedule of Investments:

(a)	Investments are valued in accordance with procedures described in note 2 to the financial statements.
(b)	Non-income producing assets.

(c)	Foreign security values are stated in U.S. dollars. As of June 30, 2016, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 5.04% of net assets.

(d)	Securities are American Depositary Receipts of companies based outside of the United States representing 2.15% of net assets as of June 30, 2016.

(e)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds.

At December 31, 2015, the value of the Clearwater Core Equity Fund’s investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $10,519,384 with net sales of $5,385,907 during the six months ended June 30, 2016.

(f)	At June 30, 2016, the cost for Federal income tax purposes was $234,127,426. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost was as follows:

Gross unrealized appreciation	$215,759,446
Gross unrealized depreciation	(8,333,770)
Net unrealized appreciation	$207,425,676

See accompanying notes to the financial statements.	41	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments – Clearwater Core Equity Fund (unaudited)
June 30, 2016

See accompanying notes to the financial statements.	42	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
June 30, 2016

Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Consumer Discretionary:
57,475	1-800-FLOWERS.COM, INC., CLASS A(b)	$450,332	518,424
142,377	BLACK DIAMOND, INC.(b)	912,837	589,441
48,900	BLOOMIN’ BRANDS, INC.	1,124,517	873,843
60,534	BRAVO BRIO RESTAURANT GROUP, INC.(b)	754,588	495,773
45,077	CALLAWAY GOLF CO.	404,107	460,236
24,835	CARRIAGE SERVICES, INC.	455,737	588,093
5,432	COOPER-STANDARD HOLDING, INC.(b)	444,088	429,074
6,042	CSS INDUSTRIES, INC.	172,412	161,986
41,100	CST BRANDS, INC.	1,266,746	1,770,588
128,500	DENNY’S CORP.(b)	495,367	1,378,805
10,863	FTD COS., INC.(b)	315,241	271,140
17,875	GRAY TELEVISION, INC.(b)	215,918	193,944
15,393	HELEN OF TROY LTD.(b)	1,205,233	1,583,016
2,070	HIBBETT SPORTS, INC.(b)	67,770	72,015
28,968	HORIZON GLOBAL CORP.(b)	258,329	328,787
45,000	HOUGHTON MIFFLIN HARCOURT CO.(b)	939,234	703,350
87,372	IROBOT CORP.(b)	2,714,041	3,065,010
18,976	JAMBA, INC.(b)	258,676	195,263
19,372	LIBERTY TAX, INC.	261,665	258,035
113,155	LIFELOCK, INC.(b)	1,256,374	1,788,980
41,527	LITHIA MOTORS, INC., CLASS A	3,063,503	2,951,324
26,287	MARRIOTT VACATIONS WORLDWIDE CORP.	1,635,534	1,800,397
73,000	MEDIA GENERAL, INC.(b)	1,166,231	1,254,870
6,444	MOTORCAR PARTS OF AMERICA, INC.(b)	188,977	175,148
31,100	NEXSTAR BROADCASTING GROUP, INC., CLASS A	1,536,896	1,479,738
67,821	OUTERWALL, INC.	3,333,884	2,848,482
32,100	PENSKE AUTOMOTIVE GROUP, INC.	692,549	1,009,866
8,897	PERRY ELLIS INTERNATIONAL, INC.(b)	190,916	179,008
5,170	RED ROBIN GOURMET BURGERS, INC.(b)	305,005	245,213
25,400	RENT-A-CENTER, INC.	359,655	311,912
45,346	SHUTTERFLY, INC.(b)	1,966,795	2,113,577
13,401	SIZMEK, INC.(b)	33,754	30,688
10,760	SUPERIOR INDUSTRIES INTERNATIONAL, INC.	195,146	288,153
71,384	TILE SHOP HOLDINGS, INC.(b)	822,341	1,419,114
57,000	TIME, INC.	1,346,835	938,220
64,494	TOPBUILD CORP.(b)	1,812,084	2,334,683
7,493	TOWER INTERNATIONAL, INC.	161,502	154,206
81,100	TRI POINTE GROUP, INC.(b)	1,357,771	958,602
12,854	UNIFI, INC.(b)	308,936	350,014
12,300	VAIL RESORTS, INC.	445,869	1,700,229
6,447	VINCE HOLDING CORP.(b)	33,046	35,330
24,100	VISTA OUTDOOR, INC.(b)	1,069,330	1,150,293
16,023	WCI COMMUNITIES, INC.(b)	293,194	270,789
16,365	WINNEBAGO INDUSTRIES, INC.	341,147	375,086
		36,634,112	40,100,745	14.28%
Consumer Staples:
64,350	FLOWERS FOODS, INC.	631,021	1,206,562
45,182	MEDIFAST, INC.	1,348,047	1,503,205
28,786	NATURAL GROCERS BY VITAMIN COTTAGE, INC.(b)	394,838	375,657
95,110	S&W SEED CO.(b)	416,962	414,680
3,866	SENECA FOODS CORP., CLASS A(b)	81,186	139,988
27,570	SPARTANNASH CO.	631,365	843,091
14,651	SPECTRUM BRANDS HOLDINGS, INC.	490,868	1,748,011
		3,994,287	6,231,194	2.22%
Energy:
32,321	ALON USA ENERGY, INC.	258,777	209,440
38,455	CARRIZO OIL & GAS, INC.(b)	985,152	1,378,612
8,725	DELEK US HOLDINGS, INC.	118,740	115,257
121,574	MEMORIAL RESOURCE DEVELOPMENT CORP.(b)	1,835,278	1,930,595
64,300	PARSLEY ENERGY, INC., CLASS A(b)	1,262,523	1,739,958
115,300	SYNERGY RESOURCES CORP.(b)	1,219,900	767,898
		5,680,370	6,141,760	2.19%
Financials:
36,015	ALEXANDER & BALDWIN, INC.	1,410,977	1,301,582
32,217	ALTISOURCE RESIDENTIAL CORP.(c)	308,140	296,074
89,989	AMERICAN EQUITY INVESTMENT LIFE HOLDING CO.	1,291,597	1,282,343

See accompanying notes to the financial statements.	43	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
June 30, 2016

Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont’d):
30,805	AMERICAN NATIONAL BANKSHARES, INC.	$660,664	775,670
18,944	AMERIS BANCORP	548,833	562,637
218,048	ASHFORD HOSPITALITY TRUST, INC.	1,779,241	1,170,918
41,400	BANCORPSOUTH, INC.	829,969	939,366
9,976	BANK MUTUAL CORP.	71,542	76,616
47,304	BANKFINANCIAL CORP.	560,702	567,175
61,434	BANKUNITED, INC.	1,835,909	1,887,252
3,923	BCB BANCORP, INC.	40,268	40,171
20,849	BERKSHIRE HILLS BANCORP, INC.	461,824	561,255
30,474	BLUE HILLS BANCORP, INC.	399,744	449,796
27,100	BOK FINANCIAL CORP.	1,352,303	1,699,170
9,688	BROOKLINE BANCORP, INC.	109,728	106,859
15,105	BSB BANCORP, INC.(b)	236,123	342,128
96,715	CARETRUST REIT, INC.	1,220,745	1,332,733
11,413	CAROLINA FINANCIAL CORP.	174,037	213,195
17,003	CHESAPEAKE LODGING TRUST	268,049	395,320
12,224	CITIZENS & NORTHERN CORP.	240,204	247,169
19,721	CNB FINANCIAL CORP.	335,081	351,034
13,991	COMMUNITY BANKERS TRUST CORP.(b)	70,454	72,473
8,556	COMMUNITY TRUST BANCORP, INC.	279,605	296,551
29,590	CONNECTONE BANCORP, INC.	517,888	464,267
13,051	DONEGAL GROUP, INC., CLASS A	202,131	215,211
8,545	EDUCATION REALTY TRUST, INC.	375,920	394,266
18,621	EMC INSURANCE GROUP, INC.	270,594	516,174
14,782	ESSA BANCORP, INC.	198,900	198,079
10,288	EVANS BANCORP, INC.	228,397	253,496
88,338	FARMERS NATIONAL BANC CORP.	680,937	777,374
7,411	FINANCIAL INSTITUTIONS, INC.	131,685	193,205
11,144	FIRST BANCORP	176,862	195,912
7,340	FIRST BUSINESS FINANCIAL SERVICES, INC.	159,645	172,270
2,648	FIRST CLOVER LEAF FINANCIAL CORP.	25,042	31,511
13,011	FIRST FINANCIAL CORP.	413,610	476,463
457	FIRST FINANCIAL NORTHWEST, INC.	6,256	6,069
12,573	FLUSHING FINANCIAL CORP.	197,675	249,951
65,614	FORESTAR GROUP, INC.(b)	996,560	780,150
35,200	GAMING AND LEISURE PROPERTIES, INC.	1,241,440	1,213,696
9,718	GETTY REALTY CORP.	152,090	208,451
123,580	GRAMERCY PROPERTY TRUST	876,568	1,139,408
72,518	GREAT WESTERN BANCORP, INC.	1,643,766	2,287,218
53,895	GUARANTY BANCORP	867,916	900,047
46,738	HANMI FINANCIAL CORP.	1,020,818	1,097,876
9,000	HANOVER INSURANCE GROUP (THE), INC.	520,024	761,580
30,586	HERITAGE COMMERCE CORP.	275,322	322,071
24,794	HERITAGE FINANCIAL CORP.	308,156	435,879
91,500	HILLTOP HOLDINGS, INC.(b)	1,786,084	1,920,585
9,482	HORACE MANN EDUCATORS CORP.	303,044	320,397
18,100	IBERIABANK CORP.	853,747	1,081,113
32,807	JERNIGAN CAPITAL, INC.	386,857	457,330
123,400	KEARNY FINANCIAL CORP.	1,494,212	1,552,372
103,200	KENNEDY-WILSON HOLDINGS, INC.	2,134,032	1,956,672
81,808	KITE REALTY GROUP TRUST	2,046,322	2,293,078
61,194	LCNB CORP.	987,467	966,865
56,483	MARCUS & MILLICHAP, INC.(b)	1,614,877	1,435,233
162,232	MEDICAL PROPERTIES TRUST, INC.	1,844,953	2,467,549
6,736	MIDLAND STATES BANCORP, INC.(b)	148,192	146,104
4,898	MIDWESTONE FINANCIAL GROUP, INC.	138,678	139,887
116,025	NATIONAL BANK HOLDINGS CORP., CLASS A	2,261,240	2,362,269
96,979	NEW MOUNTAIN FINANCE CORP.	1,427,329	1,251,029
21,468	NEWCASTLE INVESTMENT CORP.	82,922	98,538
39,433	NORTHWEST BANCSHARES, INC.	482,598	584,791
14,417	OCEANFIRST FINANCIAL CORP.	221,152	261,957
16,356	OLD LINE BANCSHARES, INC.	289,631	294,408
46,378	OPUS BANK	1,698,702	1,567,576
31,900	OUTFRONT MEDIA, INC.	731,776	771,023
39,360	PACIFIC CONTINENTAL CORP.	452,033	618,346
24,696	PACIFIC MERCANTILE BANCORP(b)	156,100	175,342
29,286	PACWEST BANCORP	728,558	1,164,997
16,341	PARK STERLING CORP.	111,567	115,858

See accompanying notes to the financial statements.	44	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
June 30, 2016

Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont’d):
15,507	PATRIOT NATIONAL, INC.(b)	$133,325	126,847
25,921	PEOPLES BANCORP, INC.	588,589	564,819
27,259	PEOPLE’S UTAH BANCORP	416,298	452,499
72,700	PROVIDENT FINANCIAL SERVICES, INC.	1,313,447	1,427,828
10,622	QCR HOLDINGS, INC.	206,661	288,812
28,790	RYMAN HOSPITALITY PROPERTIES, INC.	791,091	1,458,214
55,900	SABRA HEALTH CARE REIT, INC.	1,036,167	1,153,497
3,560	SHORE BANCSHARES, INC.	39,184	41,830
29,297	SI FINANCIAL GROUP, INC.	292,666	387,892
21,227	SOUTHERN MISSOURI BANCORP, INC.	510,327	499,471
96,269	STAG INDUSTRIAL, INC.	1,778,564	2,292,165
14,460	STATE BANK FINANCIAL CORP.	234,256	294,261
16,871	STONEGATE BANK	462,865	544,427
2,537	STRATUS PROPERTIES, INC.(b)	46,756	47,518
44,000	SYNOVUS FINANCIAL CORP.	1,111,625	1,275,560
11,025	TRICO BANCSHARES	267,391	304,290
36,400	UMB FINANCIAL CORP.	1,889,017	1,936,844
31,436	UNITED FINANCIAL BANCORP, INC.	407,491	408,039
39,086	UNIVEST CORP. OF PENNSYLVANIA	709,690	821,588
38,500	URBAN EDGE PROPERTIES	880,313	1,149,610
12,435	URSTADT BIDDLE PROPERTIES, INC., CLASS A	209,933	308,139
16,824	VALIDUS HOLDINGS LTD.(c)	755,212	817,478
72,989	WALKER & DUNLOP, INC.(b)	1,418,027	1,662,689
9,892	WASHINGTONFIRST BANKSHARES, INC.	197,840	213,766
41,916	WESTERN ASSET MORTGAGE CAPITAL CORP.	412,297	393,591
50,500	XENIA HOTELS & RESORTS, INC.	1,111,008	847,390
		65,576,054	71,980,494	25.63%
Health Care:
38,622	ACCURAY, INC.(b)	220,178	200,448
28,899	ADEPTUS HEALTH, INC., CLASS A(b)	1,723,676	1,492,922
51,401	AIR METHODS CORP.(b)	2,107,599	1,841,698
5,380	ALBANY MOLECULAR RESEARCH, INC.(b)	89,232	72,307
83,387	ALERE, INC.(b)	3,013,224	3,475,570
3,212	ALMOST FAMILY, INC.(b)	131,719	136,863
64,411	AMN HEALTHCARE SERVICES, INC.(b)	1,820,840	2,574,508
10,424	AMSURG CORP.(b)	851,060	808,277
8,253	CROSS COUNTRY HEALTHCARE, INC.(b)	101,623	114,882
86,090	DEPOMED, INC.(b)	2,237,574	1,689,086
39,246	EMERGENT BIOSOLUTIONS, INC.(b)	1,064,530	1,103,598
70,121	GLOBUS MEDICAL, INC., CLASS A(b)	1,191,665	1,670,984
30,031	HEALTHSOUTH CORP.	916,807	1,165,803
117,571	HMS HOLDINGS CORP.(b)	1,838,544	2,070,425
52,609	HORIZON PHARMA PLC(b)	898,540	866,470
42,842	ICON PLC(b)(c)	2,376,564	2,999,368
3,134	LANDAUER, INC.	101,867	128,996
24,963	LIFEPOINT HEALTH, INC.(b)	1,694,278	1,631,831
13,304	MAGELLAN HEALTH, INC.(b)	860,861	875,004
65,310	NUVECTRA CORP.(b)	431,874	483,294
51,192	OMNICELL, INC.(b)	1,750,633	1,752,302
20,862	PHARMERICA CORP.(b)	456,826	514,457
21,516	PSYCHEMEDICS CORP.	245,454	295,630
7,983	SAGENT PHARMACEUTICALS, INC.(b)	107,466	119,585
47,639	STREAMLINE HEALTH SOLUTIONS, INC.(b)	65,051	57,167
26,129	SYMMETRY SURGICAL, INC.(b)	266,279	343,074
24,652	WEST PHARMACEUTICAL SERVICES, INC.	554,228	1,870,594
48,246	WRIGHT MEDICAL GROUP N.V.(b)(c)	1,262,788	838,033
		28,380,980	31,193,176	11.11%
Industrials:
18,900	A.O. SMITH CORP.	369,351	1,665,279
12,026	AAR CORP.	271,187	280,687
44,000	ABM INDUSTRIES, INC.	1,286,854	1,605,120
52,250	AEROJET ROCKETDYNE HOLDINGS, INC.(b)	819,063	955,130
6,236	AEROVIRONMENT, INC.(b)	143,559	173,361
46,400	AIR LEASE CORP.	1,139,629	1,242,592
19,574	ALBANY INTERNATIONAL CORP., CLASS A	743,849	781,590
7,715	ALLEGIANT TRAVEL CO.	976,810	1,168,823
9,939	ALLIED MOTION TECHNOLOGIES, INC.	222,230	231,181

See accompanying notes to the financial statements.	45	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
June 30, 2016

Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont’d):
34,992	ASTRONICS CORP.(b)	$1,417,565	1,163,834
77,951	BABCOCK & WILCOX ENTERPRISES, INC.(b)	1,664,569	1,145,100
80,890	CASELLA WASTE SYSTEMS, INC., CLASS A(b)	395,401	634,987
16,656	CURTISS-WRIGHT CORP.	1,148,539	1,403,268
8,940	DIGITALGLOBE, INC.(b)	116,098	191,227
82,895	ECHO GLOBAL LOGISTICS, INC.(b)	2,012,916	1,858,506
5,862	ENCORE WIRE CORP.	212,351	218,535
10,947	ENNIS, INC.	196,803	209,963
20,000	ENPRO INDUSTRIES, INC.	569,233	887,800
57,681	ESCO TECHNOLOGIES, INC.	2,093,236	2,303,779
77,514	GENERAC HOLDINGS, INC.(b)	2,826,990	2,709,889
25,623	GENERAL CABLE CORP.	352,425	325,668
9,500	GENESEE & WYOMING, INC., CLASS A(b)	231,632	560,025
59,473	HARSCO CORP.	450,051	394,901
27,229	HURON CONSULTING GROUP, INC.(b)	1,518,352	1,645,176
95,602	INTERFACE, INC.	1,592,298	1,457,931
37,400	ITT, INC.	806,661	1,196,052
34,320	JASON INDUSTRIES, INC.(b)	223,106	123,895
24,000	JOHN BEAN TECHNOLOGIES CORP.	310,008	1,469,280
3,113	KADANT, INC.	121,449	160,350
91,039	LSI INDUSTRIES, INC.	807,178	1,007,802
233,898	MANITOWOC (THE) CO., INC.	1,153,311	1,274,744
74,169	MANITOWOC FOODSERVICE, INC.(b)	910,052	1,306,858
8,458	MERCURY SYSTEMS, INC.(b)	122,123	210,266
4,493	NCI BUILDING SYSTEMS, INC.(b)	46,444	71,843
13,165	NORDSON CORP.	865,413	1,100,726
34,823	NORTEK, INC.(b)	1,598,562	2,065,352
83,678	ON ASSIGNMENT, INC.(b)	2,590,290	3,091,902
3,446	PARK-OHIO HOLDINGS CORP.	83,743	97,453
185,166	PGT, INC.(b)	2,271,109	1,907,210
3,086	PIONEER POWER SOLUTIONS, INC.(b)	14,966	16,510
30,289	QUANEX BUILDING PRODUCTS CORP.	566,996	563,072
11,400	REGAL BELOIT CORP.	814,600	627,570
43,800	RITCHIE BROS. AUCTIONEERS, INC.(c)	969,778	1,479,564
43,777	SPARTON CORP.(b)	977,021	953,025
5,120	TASER INTERNATIONAL, INC.(b)	78,030	127,386
11,973	TELEDYNE TECHNOLOGIES, INC.(b)	414,675	1,185,926
9,812	TITAN MACHINERY, INC.(b)	105,005	109,404
20,491	TRIMAS CORP.(b)	403,836	368,838
36,323	VIAD CORP.	977,323	1,126,013
47,482	WOODWARD, INC.	1,871,091	2,736,862
		41,873,761	49,592,255	17.66%
Information Technology:
9,029	ANGIE’S LIST, INC.(b)	73,156	58,779
13,778	ASURE SOFTWARE, INC.(b)	81,915	64,894
9,712	AUTOBYTEL, INC.(b)	137,415	134,705
31,599	BELDEN, INC.	1,882,003	1,907,632
10,783	BENCHMARK ELECTRONICS, INC.(b)	210,629	228,060
113,301	CALLIDUS SOFTWARE, INC.(b)	1,276,838	2,263,754
10,754	CARBONITE, INC.(b)	86,327	104,636
52,848	COGNEX CORP.	1,443,273	2,277,749
35,951	COMTECH TELECOMMUNICATIONS CORP.	494,109	461,611
51,000	DIEBOLD, INC.	1,541,987	1,266,330
25,831	DSP GROUP, INC.(b)	241,381	274,067
87,742	ELECTRONICS FOR IMAGING, INC.(b)	3,675,992	3,776,416
23,656	EPIQ SYSTEMS, INC.	371,975	345,378
32,408	EURONET WORLDWIDE, INC.(b)	1,384,235	2,242,310
23,518	EXAR CORP.(b)	147,260	189,320
44,918	FARO TECHNOLOGIES, INC.(b)	1,597,779	1,519,576
41,056	FLEETMATICS GROUP PLC(b)(c)	1,787,793	1,778,956
91,526	FRANKLIN WIRELESS CORP.(b)	177,626	212,340
53,259	FREQUENCY ELECTRONICS, INC.(b)	535,578	495,309
29,036	GLOBALSCAPE, INC.	67,878	107,143
168,115	INTERNAP CORP.(b)	817,989	346,317
23,482	INTEST CORP.(b)	83,922	89,466
33,627	IPG PHOTONICS CORP.(b)	1,931,026	2,690,160
30,550	ITERIS, INC.(b)	59,851	87,373
83,725	JABIL CIRCUIT, INC.	1,449,144	1,546,401

See accompanying notes to the financial statements.	46	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
June 30, 2016

Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont’d):
2,374	KIMBALL ELECTRONICS, INC.(b)	$24,926	29,556
68,700	KNOWLES CORP.(b)	1,566,725	939,816
42,525	LATTICE SEMICONDUCTOR CORP.(b)	250,993	227,509
50,874	LIONBRIDGE TECHNOLOGIES, INC.(b)	209,992	200,952
49,194	MACOM TECHNOLOGY SOLUTIONS HOLDINGS, INC.(b)	1,717,610	1,622,418
114,398	MAGNACHIP SEMICONDUCTOR CORP.(b)(c)	501,568	647,493
32,153	MARCHEX, INC., CLASS B(b)	119,058	102,247
208,800	MITEL NETWORKS CORP.(b)(c)	1,781,983	1,313,352
10,389	PC-TEL, INC.	55,601	48,932
3,411	PERCEPTRON, INC.(b)	14,651	15,963
79,939	PERFICIENT, INC.(b)	1,306,759	1,623,561
144,591	QUANTUM CORP.(b)	117,428	60,728
13,682	RADWARE LTD.(b)(c)	224,744	154,059
29,882	ROFIN-SINAR TECHNOLOGIES, INC.(b)	959,779	954,431
26,309	ROGERS CORP.(b)	1,562,329	1,607,480
10,929	SHORETEL, INC.(b)	79,556	73,115
298,882	SUPPORT.COM, INC.(b)	337,640	251,360
70,883	SYNCHRONOSS TECHNOLOGIES, INC.(b)	2,594,715	2,258,332
31,207	SYNNEX CORP.	1,423,811	2,959,048
63,765	UNITED ONLINE, INC.(b)	727,119	701,415
26,300	VERINT SYSTEMS, INC.(b)	998,158	871,319
9,500	WEX, INC.(b)	248,602	842,365
		38,380,828	41,974,133	14.94%
Materials:
82,230	BERRY PLASTICS GROUP, INC.(b)	2,288,629	3,194,636
97,851	CHEMTURA CORP.(b)	2,189,731	2,581,309
48,700	COMMERCIAL METALS CO.	803,504	823,030
38,763	HANDY & HARMAN LTD.(b)	724,342	1,015,203
11,083	INNOPHOS HOLDINGS, INC.	342,496	467,814
11,600	KAISER ALUMINUM CORP.	883,670	1,048,756
38,800	KAPSTONE PAPER AND PACKAGING CORP.	1,069,815	504,788
47,851	KOPPERS HOLDINGS, INC.(b)	936,507	1,470,461
143,548	RENTECH, INC.(b)	1,042,911	344,515
23,600	SENSIENT TECHNOLOGIES CORP.	1,325,990	1,676,544
3,782	UFP TECHNOLOGIES, INC.(b)	79,881	85,246
		11,687,476	13,212,302	4.70%
Telecommunication Services:
3,370	INTELIQUENT, INC.	59,231	67,029
		59,231	67,029	0.02%
Utilities:
47,981	ALLETE, INC.	2,137,192	3,101,012
24,100	BLACK HILLS CORP.	1,424,609	1,519,264
4,210	DELTA NATURAL GAS CO., INC.	83,575	113,417
20,300	NORTHWESTERN CORP.	1,050,290	1,280,321
61,893	PURE CYCLE CORP.(b)	291,244	291,516
53,800	SOUTH JERSEY INDUSTRIES, INC.	1,515,959	1,701,156
25,153	SPIRE, INC.	1,273,643	1,781,839
		7,776,512	9,788,525	3.48%
	Sub-total Common Stocks:	240,043,611	270,281,613	96.23%

See accompanying notes to the financial statements.	47	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
June 30, 2016

Shares	Security	Cost	Fair value (a)	Percent of net assets
Short-Term Investments:
12,364,727	NORTHERN INSTITUTIONAL FUNDS -
	U.S. GOVERNMENT SELECT PORTFOLIO, 0.25%(d)	$12,364,727	12,364,727
	Sub-total Short-Term Investments:	12,364,727	12,364,727	4.40%
	Grand total(e)	$252,408,338	282,646,340	100.63%

Notes to Schedule of Investments:

(a)	Investments are valued in accordance with procedures described in note 2 to the financial statements.
(b)	Non-income producing assets.
(c)	Foreign security values are stated in U.S. dollars. As of June 30, 2016, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 3.68% of net assets.
(d)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2015, the value of the Clearwater Small Companies Fund’s investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $17,783,263 with net sales of $5,418,536 during the six months ended June 30, 2016.
(e)	At June 30, 2016, the cost for Federal income tax purposes was $253,740,258. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost was as follows:

Gross unrealized appreciation	$43,369,776
Gross unrealized depreciation	(14,463,694)
Net unrealized appreciation	$28,906,082

See accompanying notes to the financial statements.	48	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments – Clearwater Small Companies Fund (unaudited)
July 19, 1913

49	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
June 30, 2016

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Closed-End Funds:
227,600	BLACKROCK LNG-TM MUN ADV			$2,360,733	2,904,176
12,000	BLACKROCK MUNIHOLDINGS II			174,062	203,640
148,800	BLACKROCK MUNIHOLDINGS INVESTMENT QUALITY FUND			1,705,296	2,398,656
57,300	BLACKROCK MUNIHOLDINGS QUALITY FUND II INC			729,193	852,051
35,700	BLACKROCK MUNIHOLDINGS QUALITY FUND INC			474,032	544,782
8,302	BLACKROCK MUNIYIELD FUND INC			122,288	133,579
55,111	BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND			701,111	860,283
142,461	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND INC			1,846,525	2,206,721
51,700	BLACKROCK MUNIYIELD PENNS			729,423	825,649
101,896	BLACKROCK MUNIYIELD QUAL			1,307,244	1,475,454
118,472	BLACKROCK MUNIYIELD QUALITY FUND III INC			1,572,465	1,855,272
119,596	DEUTSCHE MUNICIPAL INCOME			1,271,345	1,728,162
33,000	DREYFUS STRAT MUN COM USD			301,450	313,500
43,668	DREYFUS STRATEGIC MUNI BD			359,770	396,069
19,318	EATON VANCE CALI MUN BOND			214,134	261,759
178,050	INVESCO ADV MUN INC TR II			1,985,371	2,375,187
113,205	INVESCO MUNICIPAL OPP TR			1,410,252	1,686,755
66,122	INVESCO QUALITY MUNI INC			750,670	913,806
30,000	INVESCO TST. FOR INV. GRA			398,796	445,800
50,248	MANAGED DURATION INVESTME			635,196	739,651
15,963	NUVEEN MI QUALITY INCOME			214,604	245,032
52,779	NUVEEN PENN INV QUAL MUNI			723,142	813,324
30,200	NUVEEN PREMIER MUNI INC F			409,657	455,114
238,709	NUVEEN PREMIUM INC MUNI F			3,273,534	3,697,602
22,077	WESTERN ASSET MUNICIPAL P			276,995	379,945
	Sub-total Closed-End Funds			23,947,288	28,711,969	5.60%
Municipal Bonds:
2,350,000	ACALANES CA UNION HIGH SCH DIST(b)	8/1/2039	2.02	1,176,815	2,297,383
1,000,000	AGUA CALIENTE CA BAND OF CAHUILLA INDIANS REVENUE(c)	7/1/2018	6.00	979,309	999,970
650,000	ALABAMA ST HSG FIN AUTH SF MTGE REVENUE	10/1/2028	5.25	650,000	681,239
1,000,000	ALACHUA CNTY FL HLTH FACS AUTH CCRC	10/1/2032	8.00	1,137,829	1,267,420
750,000	ALASKA ST HSG FIN CORP MTGE REVENUE	12/1/2037	4.13	736,876	789,007
500,000	ALASKA ST HSG FIN CORP MTGE REVENUE	12/1/2040	4.63	495,000	525,545
350,000	ALASKA ST INDL DEV & EXPORT AUTH CMNTY PROVIDER REVENUE(d)	12/1/2010	5.40	350,000	47,250
780,000	ALLEGHENY CNTY PA INDL DEV AUTH CHRT SCH REVENUE	8/15/2026	5.90	780,000	853,359
1,000,000	ALVORD CA UNIF SCH DIST	8/1/2036	5.25	1,023,683	1,214,450
1,000,000	ALVORD CA UNIF SCH DIST(b)	8/1/2046	1.89	392,870	982,110
1,000,000	AMERICAN SAMOA AS ECON DEV AUTH GEN REVENUE	9/1/2029	6.25	1,000,000	1,042,380
780,469	ARIZONA ST HLTH FACS AUTH	7/1/2027	5.25	761,870	812,968
895,000	ARIZONA ST HLTH FACS AUTH HLTH CARE FACS REVENUE	10/1/2022	5.10	882,944	898,249
2,060,000	ARLINGTON TX HGR EDU FIN CORP EDU REVENUE	8/15/2028	7.00	2,032,491	2,316,058
500,000	ASTURIA FL CMNTY DEV DIST SPL ASSMNT	5/1/2034	5.75	500,000	518,920
300,000	ASTURIA FL CMNTY DEV DIST SPL ASSMNT	5/1/2045	5.75	297,059	309,831
500,000	ATHENS-CLARKE CNTY GA UNIF GOVT DEV AUTH REVENUE	6/15/2039	5.00	519,016	587,750
500,000	ATLANTA GA ARPT REVENUE	1/1/2030	6.00	510,837	611,285
500,000	ATLANTA GA DEV AUTH	7/1/2035	4.00	491,803	547,040
1,500,000	BAY CNTY FL EDUCTNL FACS REVENUE	9/1/2030	5.25	1,394,056	1,580,685
1,000,000	BELLALAGO FL EDUCTNL FACS BENEFIT DIST CAPITAL IMPT REVENUE	5/1/2030	4.38	984,161	1,110,470

See accompanying notes to the financial statements.	50	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
June 30, 2016

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,195,000	BELLWOOD IL	12/1/2027	5.88	$1,185,689	1,436,653
970,000	BEXAR CNTY TX HSG FIN CORP	2/1/2035	3.75	970,000	1,043,904
2,000,000	BEXAR CNTY TX REVENUE	8/15/2039	5.00	2,115,418	2,262,840
500,000	BLACKBURN CREEK CMNTY DEV DISTFL CAP IMPT REVENUE	5/1/2035	6.25	500,000	524,845
750,000	BLACKBURN CREEK CMNTY DEV DISTFL CAP IMPT REVENUE	5/1/2045	6.25	750,000	788,512
500,000	BOONE CNTY MO HOSP REVENUE	8/1/2028	5.75	504,868	547,640
750,000	BOWLING GREEN OH STUDENT HSG REVENUE	6/1/2031	5.75	723,155	825,420
1,150,000	BURBANK IL EDUCTNL FACS REVENUE(c)	9/1/2035	6.00	1,150,000	1,223,220
1,000,000	BUREAU CNTY TWP IL HIGH SCH DIST #502	10/1/2043	6.63	1,058,340	1,297,390
390,000	BUTLER CNTY PA GEN AUTH REVENUE	10/1/2034	1.11	390,000	313,673
124,028	CALIFORNIA ST CMNTY HSG FIN AGY LEASE REVENUE(d)	8/1/2012	4.65	124,028	124
351,527	CALIFORNIA ST CMNTY HSG FIN AGY LEASE REVENUE(d)	11/1/2012	4.85	347,373	35
500,000	CALIFORNIA ST HLTH FACS FING AUTH REVENUE	8/15/2033	5.50	505,971	603,300
1,000,000	CALIFORNIA ST HSG FIN AGY REVENUE	8/1/2033	5.45	931,579	1,053,630
500,000	CALIFORNIA ST INFRASTRUCTURE & ECON DEV BANK ST SCH FUND APP	8/15/2029	5.75	502,408	579,250
1,500,000	CALIFORNIA ST SCH FACS FING AUTH REVENUE(b)	8/1/2029	1.64	1,157,043	1,943,250
1,000,000	CALIFORNIA ST STWD CMNTYS DEV AUTH EDUCTNL FACS REVENUE	7/1/2030	5.15	844,391	1,011,250
600,000	CALIFORNIA ST STWD CMNTYS DEV AUTH REVENUE	11/1/2021	6.50	600,000	688,146
1,400,000	CALIFORNIA ST STWD CMNTYS DEVAUTH STUDENT HSG REVENUE	1/15/2036	5.60	1,400,000	1,562,750
400,000	CALIFORNIA STWD CMNTYS DEV AUTH REVENUE	11/1/2023	5.13	400,000	434,300
750,000	CAPITAL TRUST AGY FL REVENUE	4/1/2035	7.00	750,000	808,440
1,750,000	CAPITAL TRUST AGY FL REVENUE(c)	12/1/2035	6.75	1,748,637	1,841,612
1,000,000	CARLSBAD CA UNIF SCH DIST(b)	8/1/2031	2.26	632,850	1,141,150
1,000,000	CARMEL IN REVENUE	11/15/2022	6.00	986,940	1,126,840
1,000,000	CARMEL IN REVENUE	11/15/2027	7.00	1,019,137	1,153,910
500,000	CEDAR FALLS IA CMNTY SCH DIST SCH INFRASTRUCTURE SALES SVCS	6/1/2027	5.38	498,650	555,605
1,000,000	CENTRL BRADFORD PROGRESS AUTH PA	12/1/2031	5.50	1,023,423	1,199,940
595,000	CHANDLER PARK ACADEMY MI PUBLIC SCH ACADEMY REVENUE	11/1/2022	5.00	494,559	595,797
80,000	CHICAGO IL BRD OF EDU	12/1/2017	5.00	80,000	81,345
1,000,000	CHICAGO IL MIDWAY ARPT REVENUE	1/1/2035	5.25	1,002,149	1,169,990
100,000	CITIZEN POTAWATOMI NATION OK SENIOR OBLG TAX REVENUE	9/1/2016	6.50	100,000	100,305
320,000	CLIFTON TX HGR EDU FIN CORP EDU REVENUE	2/15/2018	7.75	318,771	330,816
1,500,000	CLOVIS CA UNIF SCH DIST(e)	8/1/2030	0.00	641,733	878,325
750,000	COLLIER CNTY FL INDL DEV AUTH	10/1/2039	6.25	736,462	908,205

See accompanying notes to the financial statements.	51	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
June 30, 2016

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,000,000	COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REV(c)	5/15/2020	6.50	$1,000,000	1,002,000
650,000	COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REV(c)	5/15/2022	5.25	650,000	651,631
750,000	COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REV(c)	5/15/2026	7.25	750,000	892,560
1,500,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH INDEP SCH REVENUE	5/1/2030	6.00	1,465,474	1,657,260
1,000,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE	6/1/2033	5.50	976,495	1,078,630
1,000,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE	7/1/2034	5.60	994,320	1,106,130
1,000,000	COLORADO ST HLTH FACS AUTH REVENUE	8/1/2033	7.63	988,169	1,194,650
500,000	COLORADO ST HLTH FACS AUTH REVENUE(c)	12/1/2035	5.75	491,962	524,045
160,000	COLORADO ST HSG & FIN AUTH	10/1/2029	5.40	160,000	170,707
170,000	COLORADO ST HSG FIN AUTH SF MTGE REVENUE	11/1/2034	5.00	170,000	173,645
1,000,000	COLTON CA JT UNIF SCH DIST(b)	8/1/2035	1.86	620,515	972,250
1,500,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	11/15/2035	3.75	1,500,000	1,580,580
1,000,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	5/15/2038	3.95	1,000,000	1,075,430
1,000,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	11/15/2040	3.75	1,000,000	1,059,440
5,000,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	11/15/2047	3.65	5,000,000	5,180,550
500,000	COPPERLEAF CO MET DIST #2	12/1/2030	5.25	500,000	535,545
500,000	COPPERLEAF CO MET DIST #2	12/1/2045	5.75	500,000	536,615
1,105,000	CORONA-NORCO CA UNIF SCH DIST(b)	8/1/2039	1.35	742,789	1,523,784
637,000	CORTLAND IL SPL TAX REVENUE(d)	3/1/2017	5.50	633,881	127,260
500,000	COVENTRY OH LOCAL SCH DIST	11/1/2037	5.25	505,779	561,890
330,000	CROW FIN AUTH MT TRIBAL PURPOSE REVENUE	10/1/2017	5.65	327,344	331,333
750,000	CRYSTAL CO CROSSING MET DIST	12/1/2040	5.25	750,000	773,580
474,200	CUYAHOGA CNTY OH HSG MTGE REVENUE	3/20/2042	5.70	484,170	500,030
1,000,000	DALLAS-FORT WORTH TX INTERNATIONAL ARPT REVENUE	11/1/2037	5.25	1,009,686	1,214,620
2,000,000	DAMON RUN IN CONSERVANCY DIST	7/1/2025	6.10	2,019,000	2,240,640
1,000,000	DAMON RUN IN CONSERVANCY DIST	1/1/2027	6.38	1,007,416	1,125,020
1,000,000	DAVIE FL EDUCTNL FACS REVENUE	4/1/2042	6.00	1,024,415	1,228,750
500,000	DAVIESS CNTY IN HOSP ASSN LEASE RENTAL REVENUE	1/15/2029	5.25	490,966	552,555
1,000,000	DAYTON-MONTGOMERY CNTY OH PORT AUTH PROJ REVENUE	1/15/2040	7.00	1,000,000	1,038,310
500,000	DECATUR IL	3/1/2034	5.00	516,042	582,180

See accompanying notes to the financial statements.	52	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
June 30, 2016

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,000,000	DEKALB/KANE/LA SALLE CNTYS IL CMNTY CLG DIST #523(e)	2/1/2029	0.00	$516,020	543,830
1,000,000	DEL MAR CA RACE TRACK AUTH	10/1/2035	5.00	1,055,774	1,137,230
275,000	DELAWARE ST HSG AUTH REVENUE	7/1/2031	5.20	275,000	293,914
500,000	DINUBA CA FING AUTH LEASE REVENUE	9/1/2038	5.38	495,188	512,110
500,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	7/1/2033	5.45	500,000	564,690
1,000,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	6/1/2040	4.90	1,000,000	1,081,880
1,000,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	6/1/2041	5.00	1,000,000	1,101,960
1,000,000	DOUGLAS CNTY CO MF REVENUE	10/1/2029	4.50	1,000,000	1,088,080
3,000,000	DUBLIN CA UNIF SCH DIST(e)	8/1/2034	0.00	963,512	1,121,970
1,000,000	EAST CHICAGO IN SAN DIST REVENUE	7/15/2035	4.00	993,270	1,091,730
1,500,000	EAST MORGAN CNTY CO HOSP DIST COPS	12/1/2038	5.88	1,500,000	1,557,405
2,045,000	EDEN TWP CA HOSP DIST COPS	6/1/2030	6.00	2,025,883	2,361,055
750,000	EL PASO DE ROBLES CA REDEV AGY TAX ALLOCATION REVENUE	7/1/2033	6.38	742,667	868,477
1,000,000	EL PASO TX DOWNTOWN DEV CORP SPL REVENUE	8/15/2038	7.25	1,074,562	1,298,350
1,000,000	ENCINITAS CA UNION SCH DIST(b)	8/1/2035	2.16	556,282	1,141,250
1,155,000	ENTERPRISE CA ELEM SCH DIST(b)	8/1/2035	1.94	696,714	1,236,555
1,000,000	ERIE CNTY PA HOSP AUTH	7/1/2027	7.00	1,000,000	1,073,620
600,000	ESCONDIDO CA SPL TAX	9/1/2036	5.00	651,393	728,796
500,000	FAIRFAX CNTY VA REDEV & HSG AUTH MF REVENUE	8/1/2039	5.60	500,000	526,415
238,000	FARMS NEW KENT VA CMNTY DEV AUTH SPL ASSMNT(d)	3/1/2036	5.13	238,000	59,512
1,000,000	FAYETTE CNTY KY SCH DIST FIN CORP	8/1/2033	4.00	990,000	1,101,570
1,000,000	FESTIVAL RANCH AZ CMNTY FACS DIST	7/15/2024	6.25	1,006,834	1,111,410
315,000	FIDDLERS CREEK FL CDD #2 SPL ASSMNT REVENUE(d)	5/1/2013	5.75	314,118	233,100
875,000	FISHHAWK CCD IV FL SPL ASSMNT REVENUE	5/1/2033	7.00	875,000	971,460
1,000,000	FLORIDA ST DEV FIN CORP EDUCTNL FACS REVENUE	6/15/2034	6.00	990,174	1,057,570
1,000,000	FLORIDA ST DEV FIN CORP EDUCTNL FACS REVENUE(c)	6/15/2035	6.00	1,001,313	1,049,380
305,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2026	5.00	305,555	334,359
950,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2034	5.30	950,541	997,462
1,000,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2035	3.75	1,000,000	1,088,810
940,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2039	4.20	940,000	1,013,969
1,250,000	FORT SILL APACHE TRIBE OK ECONDEV AUTH GAMING ENTERPRISE REV(c)	8/25/2026	8.50	1,250,000	1,518,050
1,000,000	FRANKLIN CNTY KS UNIF SCH DIST #290	9/1/2039	4.75	1,052,325	1,173,480
1,040,000	FULTON CNTY GA DEV AUTH	11/1/2028	5.25	905,429	1,041,612
1,000,000	FYI PROPERTIES WA LEASE REVENUE	6/1/2034	5.50	983,151	1,123,560

See accompanying notes to the financial statements.	53	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
June 30, 2016

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
500,000	GAINESVILLE & HALL CNTY GA DEV AUTH RETMNT CMNTY REVENUE	11/15/2029	6.38	$507,146	588,965
1,586,920	GALVESTON CNTY TEX MUN UTIL DIST NO 52	2/22/2017	5.37	1,288,407	1,189,968
3,500,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2037	3.80	3,500,000	3,666,495
2,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2037	4.00	2,000,000	2,111,620
4,500,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2040	3.80	4,500,000	4,777,680
1,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2041	3.85	1,006,118	1,055,260
1,950,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2043	3.90	1,947,619	2,036,677
1,500,000	GRAND PARKWAY TRANSPRTN CORP TX SYS TOLL REVENUE(b)	10/1/2035	1.91	929,020	1,379,505
1,115,000	HAMILTON CNTY OH HLTH CARE REVENUE	1/1/2031	6.13	1,088,841	1,305,464
1,250,000	HARRIS CNTY TX CULTURAL EDU FACS FIN CORP REVENUE	8/15/2021	6.75	1,250,000	1,377,200
1,500,000	HARTNELL CA CMNTY CLG DIST(b)	8/1/2034	2.36	787,737	1,483,710
3,500,000	HEALDSBURG CA UNIF SCH DIST(b)	8/1/2037	1.44	2,399,975	3,000,550
1,000,000	HELENDALE CA SCH DIST(b)	8/1/2034	1.82	645,224	1,174,300
750,000	HEMPSTEAD TOWN NY LOCAL DEV CORP REVENUE	9/1/2038	5.00	755,798	879,330
2,000,000	HENDERSON NV HLTHCARE FAC REVENUE	7/1/2031	5.25	2,000,000	2,073,340
840,000	HERITAGE HARBOUR FL N CDD SPLASSMNT	5/1/2034	5.00	840,000	923,849
1,000,000	HIDALGO CNTY TX REGL MOBILITY AUTH VEHICLE REGISTRATION FEE	12/1/2038	5.25	1,028,418	1,206,960
500,000	HIGHLANDS CNTY FL HLTH FACS AUTH	11/15/2032	5.13	500,119	508,560
47,000	HOUMA-TERREBONNE LA PUBLIC TRUST FING AUTH SF MTGE	12/1/2040	5.15	48,488	47,062
1,500,000	HOUSTON TX HGR EDU FIN CORP	9/1/2038	5.50	1,539,298	1,772,670
500,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2021	6.00	500,000	500,835
750,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2024	7.00	750,000	850,882
750,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2029	7.38	742,103	834,832
500,000	ILLINOIS ST	7/1/2033	5.50	498,790	566,275
1,500,000	ILLINOIS ST	3/1/2034	5.00	1,500,000	1,513,215
480,000	ILLINOIS ST COPS	7/1/2017	5.80	480,000	481,262
1,000,000	ILLINOIS ST EDUCTNL FACS AUTH	11/1/2036	4.50	1,000,000	1,073,960
500,000	ILLINOIS ST FIN AUTH EDU REVENUE	9/1/2032	6.00	500,000	586,935
675,000	ILLINOIS ST FIN AUTH EDUCTNL FAC REVENUE	2/1/2034	6.00	683,135	735,358
610,000	ILLINOIS ST FIN AUTH REVENUE	8/15/2026	6.00	610,357	611,653
500,000	ILLINOIS ST FIN AUTH REVENUE	3/15/2027	5.00	502,705	513,820
465,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2029	5.25	466,644	497,875
1,045,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2030	5.50	1,063,306	1,145,769
750,000	ILLINOIS ST FIN AUTH REVENUE	11/15/2036	5.25	751,500	759,892
570,000	ILLINOIS ST FIN AUTH REVENUE	2/1/2037	5.25	570,280	582,859
750,000	ILLINOIS ST FIN AUTH REVENUE	12/1/2037	5.00	773,834	833,227

See accompanying notes to the financial statements.	54	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
June 30, 2016

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
500,000	ILLINOIS ST FIN AUTH REVENUE	3/1/2038	6.00	$486,400	554,670
1,000,000	ILLINOIS ST FIN AUTH STUDENT HSG REVENUE	10/1/2024	6.00	991,964	1,136,930
1,000,000	ILLINOIS ST HSG DEV AUTH	7/1/2034	4.95	1,000,000	1,114,320
500,000	ILLINOIS ST HSG DEV AUTH	7/1/2047	4.50	465,720	500,470
1,500,000	ILLINOIS ST SPORTS FACS AUTH	6/15/2031	5.25	1,614,962	1,753,530
1,000,000	IMPERIAL CA CMNTY CLG DIST	8/1/2040	6.75	1,000,000	1,374,330
500,000	INDIANA ST BOND BANK REVENUE	2/1/2029	5.50	492,401	555,380
3,000,000	INDIANA ST FIN AUTH REVENUE	9/15/2030	6.50	3,052,706	3,540,690
500,000	INDIANA ST FIN AUTH REVENUE	11/15/2031	5.50	493,344	569,590
1,000,000	INDIANA ST FIN AUTH REVENUE	11/15/2033	6.50	987,125	1,177,110
1,000,000	INDIANA ST FIN AUTH REVENUE	3/1/2041	5.00	1,050,238	1,125,160
500,000	INDIANA ST FIN AUTH REVENUE	11/15/2041	5.88	542,721	595,915
1,000,000	INDIANA ST FIN AUTH REVENUE	11/15/2041	6.00	987,062	1,200,790
575,000	INDIANA ST HLTH & EDUCTNL FACFING AUTH HOSP REVENUE	2/15/2030	5.25	449,203	576,972
1,500,000	INDIANA ST HSG & CMNTY DEV AUTH MF HSG REVENUE	1/1/2036	5.75	1,500,000	1,540,560
5,798,733	INTERMEDIATE SCH DIST #287 MN LEASE REVENUE	11/1/2032	5.30	5,590,961	5,837,527
2,000,000	JEFFERSON CA UNION HIGH SCH DIST SAN MATEO CNTY(e)	8/1/2031	0.00	758,922	679,820
245,000	JEFFERSON PARISH LA FIN AUTH	6/1/2038	5.00	254,870	253,820
90,000	JEFFERSON PARISH LA FIN AUTH	12/1/2048	5.70	94,458	95,324
955,000	KANSAS CITY MO INDL DEV AUTH	9/1/2023	5.45	955,000	1,026,100
1,000,000	KANSAS CITY MO INDL DEV AUTH	11/20/2039	5.10	1,000,000	1,066,830
1,500,000	KANSAS CITY MO INDL DEV AUTH SENIOR LIVING FACS REVENUE(c)	11/15/2036	5.75	1,500,000	1,557,225
175,000	KENTUCKY ST ECON DEV FIN AUTH MF HSG REVENUE	11/20/2035	5.38	175,000	180,638
1,000,000	KENTUCKY ST HSG CORP HSG REVENUE	7/1/2028	3.75	985,720	1,079,580
750,000	KING CNTY WA HSG AUTH	5/1/2028	5.20	750,000	816,105
465,000	KIRKWOOD MO INDL DEV AUTH RETMNT CMNTY REVENUE	5/15/2021	8.00	465,000	527,143
2,130,000	KOYUKUK AK REVENUE	10/1/2023	7.00	2,085,519	2,423,365
208,000	LAFAYETTE LA PUBLIC TRUST FING AUTH SF MTGE	1/1/2041	5.35	212,619	211,919
500,000	LAKE CNTY IL SCH DIST #33	12/1/2040	5.00	526,844	573,555
1,800,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2030	7.40	1,784,594	2,192,904
750,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2033	6.70	750,000	879,225
500,000	LAKEWOOD RANCH FL STEWARDSHIPDIST SPL ASSMNT REVENUE	5/1/2025	4.25	498,890	533,760
1,000,000	LAKEWOOD RANCH FL STEWARDSHIPDIST SPL ASSMNT REVENUE	5/1/2034	5.35	1,000,000	1,077,070
1,400,000	LAKEWOOD RANCH FL STEWARDSHIPDIST SPL ASSMNT REVENUE	5/1/2036	5.00	1,400,000	1,476,706
500,000	LAMBERTSON FARMS CO MET DIST #1 REVENUE	12/15/2025	5.00	500,000	518,565
500,000	LAMBERTSON FARMS CO MET DIST #1 REVENUE	12/15/2035	5.50	500,000	518,225

See accompanying notes to the financial statements.	55	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
June 30, 2016

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
2,000,000	LAS VEGAS NV REDEV AGY TAX INCR REVENUE	6/15/2023	7.50	$1,986,487	2,383,480
525,000	LAS VEGAS NV SPL IMPT DIST #812	12/1/2035	5.00	528,121	552,368
240,000	LEHIGH CNTY PA GEN PURPOSE AUTH	8/15/2042	1.26	240,000	176,062
750,000	LEWISVILLE TX COMB CONTRACT REVENUE	9/1/2024	3.00	741,945	792,712
470,000	LEXINGTON OAKS FL CDD SPL ASSMNT REVENUE	5/1/2033	5.65	470,000	514,810
1,000,000	LITTLETON VLG MET DIST NO 2 COLO SPL REV	12/1/2045	5.38	996,298	1,036,510
180,000	LOMBARD IL PUBLIC FACS CORP CONFERENCE CENTER & HOTEL REVENU(d)	1/1/2015	6.38	180,000	90,000
550,000	LOMBARD IL PUBLIC FACS CORP CONFERENCE CENTER & HOTEL REVENU	1/1/2030	5.50	550,000	477,906
1,000,000	LOMBARD IL PUBLIC FACS CORP CONFERENCE CENTER & HOTEL REVENU(d)	1/1/2036	5.25	1,005,522	304,980
385,000	LONG LAKE RANCH CMNTY DEV DISTFLA CAP IMPT REV	5/1/2024	5.63	385,000	406,672
60,000	LONG LAKE RANCH CMNTY DEV DISTFLA CAP IMPT REV	5/1/2044	5.75	58,773	63,363
1,000,000	LOUISIANA ST ENERGY & PWR AUTH PWR PROJ REVENUE	6/1/2038	5.25	1,017,342	1,194,050
315,000	LOUISIANA ST HSG FIN AGY SF MTGE REVENUE	12/1/2034	5.10	315,000	336,354
50,000	LOUISIANA ST HSG FIN AGY SF MTGE REVENUE	6/1/2038	5.85	50,713	52,133
225,000	LOUISIANA ST HSG FIN AGY SF MTGE REVENUE	12/1/2038	5.70	226,674	232,261
120,000	LOUISIANA ST HSG FIN AGY SF MTGE REVENUE	6/1/2039	5.60	123,713	128,162
1,000,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH	11/15/2030	6.00	1,017,835	1,074,830
500,000	LOUISIANA ST PUBLIC FACS AUTH HOSP REVENUE	7/1/2035	5.00	546,130	600,210
750,000	LOUISIANA ST PUBLIC FACS AUTH REVENUE	5/1/2031	6.50	747,110	860,760
445,000	LOUISIANA ST PUBLIC FACS AUTH REVENUE	2/15/2036	0.94	445,000	399,428
500,000	LUCAS CNTY OH HLTH CARE FACS REVENUE	8/15/2030	5.50	492,725	577,970
1,500,000	LUCAS MET HSG AUTH OH COPS	11/1/2036	5.00	1,579,961	1,685,430
1,480,000	LUZERNE CNTY PA	11/1/2026	7.00	1,524,571	1,705,256
1,000,000	MACON & MOULTRIE CNTYS IL CMNTY SCH DIST #3 MOUNT ZION	12/1/2041	5.50	1,028,129	1,217,110
1,000,000	MACON CNTY IL SCH DIST #61	1/1/2037	5.25	1,018,783	1,139,740
250,000	MAGNOLIA CREEK FL CDD CAPITAL IMPT REVENUE(d)	5/1/2014	5.60	250,000	53,750
1,000,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2035	4.00	1,000,000	1,082,020
1,000,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2040	3.55	1,000,000	1,045,470
1,500,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2040	3.85	1,500,000	1,595,055
1,000,000	MAINE ST HSG AUTH MTGE REVENUE	11/15/2037	4.50	1,000,000	1,088,240
1,000,000	MAINE ST TECH CLG SYS COPS	1/1/2017	5.80	1,000,000	1,004,560
1,000,000	MALTA IL TAX INCR REVENUE(d)	12/30/2025	5.75	1,000,000	399,990
500,000	MANATEE CNTY FL SCH BRD COPS	7/1/2031	5.63	496,217	589,140
404,629	MANHATTAN IL SPL SVC AREA SPL TAX(d)	3/1/2022	5.75	404,629	72,797

See accompanying notes to the financial statements.	56	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
June 30, 2016

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
500,000	MANSFIELD OH	12/1/2024	6.00	$511,577	588,045
800,000	MAPLE-STEELE ND JT WTR RESOURCE DIST	5/1/2030	4.00	800,000	800,600
650,000	MARICOPA CNTY AZ INDL DEV AUTH EDU REVENUE	7/1/2035	5.00	703,097	716,677
462,000	MARQUIS VA CMNTY DEV AUTH REVENUE(e)	9/1/2041	0.00	114,859	64,551
349,000	MARQUIS VA CMNTY DEV AUTH REVENUE	9/1/2041	5.63	376,336	284,487
750,000	MARSHALL CREEK FL CDD SPL ASSMNT	5/1/2032	5.00	768,804	797,287
750,000	MARTINEZ CA UNIF SCH DIST	8/1/2035	6.13	630,618	1,015,245
500,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	9/1/2030	5.13	500,000	554,345
500,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	7/1/2031	4.50	500,000	544,540
494,618	MASHANTUCKET WSTRN PEQUOT TRIBE CT	7/1/2031	6.05	521,660	19,780
895,000	MASSACHUSETTS ST DEV FIN AGY REVENUE	7/1/2030	6.38	884,761	1,006,696
1,205,000	MASSACHUSETTS ST EDUCTNL FING AUTH	1/1/2028	5.25	1,205,000	1,321,849
715,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2033	5.00	715,000	789,160
715,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2038	5.15	715,000	786,922
1,000,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2043	5.00	1,000,000	1,119,470
885,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	6/1/2040	5.05	885,000	936,852
3,100,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	12/1/2043	4.00	3,100,000	3,244,646
160,000	MEAD NE TAX INCR REVENUE(d)	7/1/2012	5.13	160,000	3,810
1,000,000	MEDFORD OR HOSP FACS AUTH REVENUE	10/1/2042	5.00	1,040,038	1,132,230
600,000	MERRILLVILLE IN ECON DEV REVENUE	4/1/2036	5.75	600,000	614,790
1,070,000	MET GOVT NASHVILLE & DAVIDSON CNTY TN HLTH & EDUCTNL FAC BRD(d)	12/20/2020	8.00	1,070,000	53,521
855,000	MET GOVT NASHVILLE & DAVIDSON CNTY TN HLTH & EDUCTNL FAC BRD(d)	6/20/2036	10.00	855,000	25,607
1,830,000	MET GOVT NASHVILLE & DAVIDSON CNTY TN HLTH & EDUCTNL FAC BRD(d)	12/20/2040	7.50	1,830,000	1,829,945
500,000	MIAMI-DADE CNTY FL HLTH FACS AUTH HOSP REVENUE	8/1/2030	6.00	487,913	586,025
1,000,000	MIAMI-DADE CNTY FL SPL OBLIG(e)	10/1/2038	0.00	315,641	315,890
750,000	MICHIGAN ST FIN AUTH REVENUE	11/15/2035	5.25	745,312	801,472
1,500,000	MICHIGAN ST HOSP FIN AUTH	6/1/2034	6.13	1,528,988	1,729,470
1,000,000	MICHIGAN ST HSG DEV AUTH	10/1/2034	5.63	1,000,000	1,060,110
1,850,000	MICHIGAN ST HSG DEV AUTH	10/1/2035	4.10	1,850,000	1,996,316
1,000,000	MICHIGAN ST HSG DEV AUTH	12/1/2035	3.95	1,000,000	1,072,510
1,000,000	MICHIGAN ST HSG DEV AUTH	12/1/2036	3.70	1,000,000	1,061,270
940,000	MICHIGAN ST HSG DEV AUTH	12/1/2040	3.95	940,000	991,653
1,000,000	MICHIGAN ST MUNI BOND AUTH	5/1/2023	5.75	1,011,673	1,136,310
430,000	MICHIGAN ST PUBLIC EDUCTNL FACS AUTH(c)(f)	9/1/2016	6.00	429,874	344,009
360,000	MICHIGAN ST PUBLIC EDUCTNL FACS AUTH	10/1/2023	6.25	360,000	107,989
500,000	MICHIGAN ST PUBLIC EDUCTNL FACS AUTH	11/1/2028	6.35	500,000	501,050

See accompanying notes to the financial statements.	57	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
June 30, 2016

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
42,995	MINNESOTA ST HGR EDU FACS AUTH REVENUE	10/1/2016	4.49	$43,008	43,113
310,000	MINNESOTA ST HSG FIN AGY	7/1/2034	5.05	310,000	329,862
620,000	MINNESOTA ST HSG FIN AGY	1/1/2040	5.10	620,000	657,851
1,000,000	MISSISSIPPI ST DEV BANK SPL OBLG	10/1/2031	6.50	976,332	1,201,710
55,000	MISSISSIPPI ST HOME CORP SF MTGE REVENUE	6/1/2039	6.75	57,470	57,672
115,000	MISSOURI ST HSG DEV COMMISSION SF HSG REVENUE	9/1/2034	5.35	115,000	122,733
1,130,000	MONTANA ST BRD OF HSG	12/1/2038	3.75	1,130,000	1,196,060
775,000	MONTANA ST BRD OF HSG	12/1/2038	5.20	775,000	875,634
375,000	MONTANA ST BRD OF HSG	12/1/2039	5.50	375,018	393,292
955,000	MONTANA ST BRD OF HSG SF MTGE	12/1/2038	4.00	958,533	1,029,232
1,250,000	MONTERRA FL CDD SPL ASSMNT	5/1/2036	3.50	1,221,918	1,316,875
1,000,000	MONTGOMERY CNTY MD HSG OPPNTYSCOMMN MFH & RECONSTR DEV REV	7/1/2039	3.88	1,000,000	1,063,310
500,000	MONTGOMERY CNTY MD HSG OPPORTUNITIES COMMISSION MF REVENUE	7/1/2037	5.13	500,000	544,520
1,305,000	MONTGOMERY CNTY MD HSG OPPORTUNITIES COMMISSION SF MTGE REVE	7/1/2038	4.00	1,305,000	1,376,044
750,000	MOON INDL DEV AUTH PA REVENUE	7/1/2030	5.63	741,055	859,537
800,000	MOUNT CARBON CO MET DIST REVENUE	6/1/2043	7.00	800,000	483,288
200,000	MOUNT CARBON CO MET DIST REVENUE(d)	6/1/2043	8.00	-	1,000
500,000	MULTNOMAH CNTY OR HOSP FACS AUTH REVENUE	12/1/2029	5.00	528,040	576,585
615,000	MUNSTER IN ECON DEV TAX INCR REVENUE	7/15/2026	4.75	612,549	694,187
460,000	N CENTRL TEXAS ST HLTH FAC DEV CORP	2/15/2025	5.38	460,000	460,156
1,000,000	N SLOPE BORO AK SVC AREA 10 WTR & WSTWTR FACS	6/30/2034	5.25	1,040,292	1,132,970
425,000	N SPRINGS FL IMPT DIST	5/1/2027	6.00	425,000	462,306
1,000,000	N TX TOLLWAY AUTH REVENUE	1/1/2034	6.00	1,000,000	1,199,090
1,000,000	N TX TOLLWAY AUTH REVENUE	1/1/2042	6.20	698,574	1,356,180
1,000,000	NATRONA CNTY WY HOSP REVENUE	9/15/2031	6.35	1,000,000	1,172,390
500,000	NAVAJO NATION AZ(c)	12/1/2030	5.50	535,253	574,445
990,000	NEBRASKA ST INVESTMENT FIN AUTH SF HSG REVENUE	9/1/2035	3.90	990,000	1,058,548
1,860,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2039	3.85	1,860,000	1,959,808
290,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2040	5.10	290,000	306,040
1,000,000	NEW HAMPSHIRE ST HLTH & EDU FACS AUTH REVENUE	1/1/2034	6.00	972,482	1,160,660
500,000	NEW HAMPSHIRE ST HLTH & EDU FACS AUTH REVENUE	8/1/2038	6.00	490,986	576,610
1,000,000	NEW HAMPSHIRE ST HSG FIN AUTH MF REVENUE	7/1/2031	5.20	1,000,000	1,109,040
380,000	NEW HAMPSHIRE ST HSG FIN AUTH SF REVENUE	7/1/2034	5.38	380,000	403,302
215,000	NEW HAMPSHIRE ST HSG FIN AUTH SF REVENUE	7/1/2038	6.63	219,736	228,440

See accompanying notes to the financial statements.	58	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
June 30, 2016

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
750,000	NEW HOPE CULTURAL ED FACS FINCORP TX RETIREMENT FAC REVENUE	1/1/2035	5.50	$766,300	822,480
750,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX STUDENT HSG REV	7/1/2035	5.00	775,227	853,620
1,100,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX STUDENT HSG REV	4/1/2046	5.00	1,156,161	1,262,602
170,000	NEW JERSEY ST ECON DEV AUTH	12/1/2016	5.75	170,000	170,335
370,000	NEW JERSEY ST HGR EDU ASSISTANCE AUTH STUDENT LOAN REVENUE	6/1/2024	5.38	368,695	404,051
940,000	NEW JERSEY ST HSG & MTGE FIN AGY	10/1/2030	4.50	940,000	1,028,576
105,000	NEW JERSEY ST HSG & MTGE FIN AGY	10/1/2030	6.45	107,645	112,449
420,000	NEW JERSEY ST HSG & MTGE FIN AGY	10/1/2034	5.00	420,000	444,070
610,000	NEW JERSEY ST HSG & MTGE FIN AGY	10/1/2035	5.00	610,000	644,294
1,055,000	NEW JERSEY ST HSG & MTGE FIN AGY	10/1/2037	5.00	1,048,113	1,108,024
1,000,000	NEW JERSEY ST HSG & MTGE FIN AGY MF CONDUIT REVENUE	1/1/2030	3.60	1,000,000	1,061,670
1,000,000	NEW JERSEY ST HSG & MTGE FIN AGY MF REVENUE	5/1/2041	4.95	968,990	1,067,990
500,000	NEW JERSEY ST TRANSPRTN TRUSTFUND AUTH	6/15/2041	5.25	511,823	571,625
245,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2029	4.80	245,000	257,671
490,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2034	5.00	490,000	525,231
515,000	NEW MEXICO ST MTGE FIN AUTH	3/1/2036	5.45	515,000	547,934
830,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2042	3.90	830,000	868,653
1,165,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2042	4.13	1,165,000	1,231,580
1,000,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2046	3.80	1,000,000	1,054,380
115,000	NEW RIVER FL CDD CAPITAL IMPT REVENUE(d)	5/1/2013	5.00	114,821	1
1,000,000	NEW YORK CITY NY HSG DEV CORPMF HSG REVENUE	11/1/2037	3.80	1,000,000	1,049,620
1,000,000	NEW YORK CITY NY HSG DEV CORPMF HSG REVENUE	11/1/2039	4.30	1,000,000	1,073,380
2,000,000	NEW YORK CITY NY MUNI WTR FINAUTH WTR & SWR SYS REVENUE	6/15/2038	5.00	2,187,561	2,431,380
1,500,000	NEW YORK ST HSG FIN AGY REVENUE	11/1/2034	3.65	1,500,000	1,598,910
500,000	NEW YORK ST HSG FIN AGY REVENUE	11/1/2045	5.10	500,000	559,850
5,000,000	NEW YORK ST HSG FIN AGY REVENUE	5/1/2048	4.10	5,000,000	5,289,550
750,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2038	3.75	750,000	785,392
1,450,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2040	3.80	1,450,000	1,525,560

See accompanying notes to the financial statements.	59	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
June 30, 2016

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,465,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2040	4.13	$1,465,000	1,552,534
500,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2042	3.75	500,000	518,055
500,000	NORTH CAROLINA ST CAPITAL FACS FIN AGY EDUCTNL FACS REVENUE	6/1/2023	5.00	500,000	500,920
515,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2032	3.60	515,000	515,510
500,000	NORTH SPRINGS FL IMPT DIST	5/1/2044	6.50	500,000	539,090
1,000,000	NTHRN IL UNIV	4/1/2026	5.50	1,008,035	1,107,540
1,000,000	NTHRN PALM BEACH CNTY FL IMPTDIST	8/1/2029	5.00	1,000,000	1,068,120
2,000,000	OAK PARK CA UNIF SCH DIST(b)	8/1/2038	1.86	1,125,941	2,260,240
1,075,000	OAKLAND CNTY MI ECON DEV CORP LTD OBLG REVENUE	12/1/2020	6.50	1,071,307	1,139,930
325,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2033	5.40	325,000	343,216
4,597,677	OKLAHOMA CNTY OK HOME FIN AUTH SF REVENUE(e)	9/1/2034	0.00	1,533,010	1,567,118
160,000	OKLAHOMA ST HSG FIN AGY SF MTGE REVENUE	3/1/2032	5.15	160,000	169,634
190,000	OKLAHOMA ST HSG FIN AGY SF MTGE REVENUE	9/1/2038	6.50	193,392	198,594
1,000,000	ORANGE CNTY FL HLTH FACS AUTHREVENUE	8/1/2034	5.00	1,056,426	1,165,260
750,000	ORANGE CNTY FL HLTH FACS AUTHREVENUE	8/1/2035	5.00	790,248	880,890
1,000,000	ORANGE CNTY FL HSG FIN AUTH	9/1/2035	3.80	1,000,000	1,060,530
1,250,000	OREGON ST	12/1/2034	3.62	1,250,000	1,343,800
2,000,000	OREGON ST	12/1/2039	3.90	2,000,000	2,159,520
915,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	7/1/2038	4.00	915,000	963,166
500,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	6/1/2023	6.25	500,000	517,045
500,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	6/1/2034	7.25	500,000	616,070
500,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	6/1/2049	7.50	492,482	622,760
500,000	PENNSYLVANIA ST HGR EDUCTNL FACS AUTH REVENUE	7/1/2039	1.06	500,000	397,365
1,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2037	3.65	1,004,752	1,042,220
500,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2038	4.00	500,000	532,700
3,200,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2040	4.05	3,200,000	3,441,809
650,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2042	3.70	650,000	679,972
1,935,000	PENNSYLVANIA ST TURNPIKE COMMISSION TURNPIKE REVENUE	12/1/2035	5.13	1,540,492	2,201,004
1,500,000	PENNSYLVANIA ST TURNPIKE COMMISSION TURNPIKE REVENUE(b)	12/1/2037	1.25	1,092,773	1,384,155
1,000,000	PEORIA AZ INDL DEV AUTH	11/15/2029	5.25	1,000,000	1,063,640
5,000,000	PEORIA IL PUBLIC BLDG COMMISSION SCH DIST FACS REVENUE(e)	12/1/2026	0.00	2,637,906	2,872,250
400,000	PHILADELPHIA PA AUTH FOR INDLDEV REVENUES	6/15/2023	6.13	400,000	446,804
1,250,000	PHOENIX AZ INDL DEV AUTH EDU REVENUE(c)	7/1/2024	5.75	1,242,003	1,458,113
1,000,000	PHOENIX AZ INDL DEV AUTH EDU REVENUE(c)	7/1/2036	5.13	984,555	1,014,860

See accompanying notes to the financial statements.	60	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
June 30, 2016

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
2,500,000	PHOENIX AZ INDL DEV AUTH LEASE REVENUE	6/1/2034	5.25	$2,531,639	2,937,675
1,000,000	PIKE PLACE MARKET WA PRESERVATION & DEV AUTH SPL OBLG	12/1/2040	5.00	1,074,573	1,187,400
150,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	12/1/2018	6.38	150,000	157,284
620,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	6/1/2022	5.00	575,983	620,527
10,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	7/1/2031	6.75	7,606	10,091
2,625,000	PITTSBURG CALIF UNI SCH DIST FING AUTH REV(e)	9/1/2031	0.00	1,114,451	1,200,334
750,000	POLK CNTY OR HOSP FAC AUTH REVENUE	7/1/2035	5.13	750,000	789,488
2,000,000	PORT SAINT LUCIE FL RESEARCH FACS REVENUE	5/1/2033	5.00	2,058,970	2,040,820
1,000,000	PROMENADE CASTLE ROCK CO MET DIST #1	12/1/2025	5.13	1,000,000	1,060,370
710,000	PUBLIC FIN AUTH WI CCRC REVENUE	6/1/2020	7.00	704,032	805,815
1,500,000	PUBLIC FIN AUTH WI CCRC REVENUE	6/1/2046	8.25	1,552,857	1,887,090
420,000	PUBLIC FIN AUTH WI EDUCTNL FAC REVENUE	9/1/2022	5.25	420,000	440,467
750,000	PUBLIC FIN AUTH WI REVENUE	4/1/2025	5.00	755,272	800,318
600,000	PUBLIC FIN AUTH WI REVENUE	4/1/2032	5.50	600,000	635,052
427,010	PUBLIC FIN AUTH WI REVENUE(e)	10/1/2042	0.00	477,933	92,720
515,000	PUBLIC FIN AUTH WI REVENUE	10/1/2042	7.00	560,328	521,273
1,250,000	PUBLIC FIN AUTH WI SENIOR LIVING REVENUE	11/15/2024	5.00	1,245,709	1,385,050
1,000,000	PUERTO RICO CMWLTH	7/1/2028	6.00	991,507	661,230
1,500,000	PUERTO RICO CMWLTH	7/1/2035	5.00	1,500,000	1,526,595
1,000,000	PUERTO RICO INDL TOURIST EDUCTNL MED & ENVRNMNTL CONTROL FAC	11/15/2025	6.13	1,000,000	1,020,350
1,260,000	QUECHAN INDIAN TRIBE AZ FORT YUMA INDIAN RESERVATION	5/1/2025	9.75	1,260,000	1,428,626
315,000	RED RIVER TX HLTH FACS DEV CORP RETIREMENT FAC REVENUE	11/15/2020	6.13	315,000	315,614
750,000	RED RIVER TX HLTH FACS DEV CORP RETIREMENT FAC REVENUE	11/15/2034	7.50	746,204	896,820
1,000,000	REDONDO BEACH CA UNIF SCH DIST(b)	8/1/2034	1.38	735,997	1,376,900
750,000	REEF-SUNSET CA UNIF SCH DIST(b)	8/1/2038	1.30	528,107	681,938
500,000	RHODE ISLAND ST HLTH & EDUCTNL BLDG CORP	5/15/2030	6.25	494,488	571,900
1,000,000	RHODE ISLAND ST HSG & MTGE FIN CORP	10/1/2028	4.00	995,167	1,065,410
750,000	RHODE ISLAND ST HSG & MTGE FIN CORP	10/1/2037	3.90	750,000	787,320
1,000,000	RIVERSIDE CA CMNTY PPTYS DEV INC LEASE REVENUE	10/15/2038	6.00	1,021,255	1,267,000
1,500,000	S TAHOE CA JT PWRS FING AUTH LEASE REVENUE	10/1/2030	5.00	1,641,974	1,778,025
495,000	S WSTRN IL DEV AUTH	10/1/2022	7.00	495,000	424,522
350,000	SACRAMENTO CNTY CA WTR FING AUTH REVENUE	6/1/2039	0.85	350,000	304,546
270,000	SADDLEBACK VLY CA UNIF SCH DIST PUBLIC FING AUTH	9/1/2017	5.65	270,000	271,215
65,000	SAINT BERNARD PARISH LA HOME MTGE AUTH SF MTGE	3/1/2039	5.80	63,700	67,233

See accompanying notes to the financial statements.	61	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
June 30, 2016

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
500,000	SAINT JOHNS CNTY FL INDL DEV AUTH REVENUE	8/1/2040	5.88	$493,340	576,070
1,000,000	SAINT JOSEPH CNTY IN ECON DEV REVENUE	5/15/2039	6.25	1,003,742	1,044,730
750,000	SAINT LOUIS CNTY MO INDL DEV AUTH SENIOR LIVING FACS	9/1/2042	5.00	767,967	832,095
750,000	SAINT TAMMANY LA PUBLIC TRUST FING AUTH	11/15/2037	5.25	762,649	802,898
1,000,000	SAN CLEMENTE CA SPL TAX	9/1/2040	5.00	1,064,995	1,157,800
500,000	SAN DIEGO CA HSG AUTH MF HSG REVENUE	5/1/2029	5.00	500,000	555,070
1,500,000	SAN GABRIEL CA UNIF SCH DIST	8/1/2039	5.35	1,386,780	1,817,520
1,000,000	SAN JOSE CA FING AUTH	6/1/2039	5.00	1,052,479	1,199,380
500,000	SANTA MONICA CA REDEV AGY	7/1/2036	5.88	512,250	603,315
1,450,000	SARASOTA CNTY FL HLTH FACS AUTH RETMNT FAC REVENUE	1/1/2027	5.50	1,244,054	1,520,354
1,000,000	SARASOTA CNTY FL HLTH FACS AUTH RETMNT FAC REVENUE	1/1/2032	5.50	1,004,973	1,045,030
1,000,000	SCHERERVILLE IN ECON DEV REVENUE	1/15/2030	6.00	1,016,115	1,238,560
770,000	SEATTLE WA HSG AUTH POOLED HSG REVENUE	9/15/2033	5.75	783,604	927,342
500,000	SEMINOLE TRIBE FL SPL OBLG REVENUE(c)	10/1/2024	5.50	501,075	521,530
500,000	SEVEN OAKS FL CMNTY DEV DIST SPL ASSMNT REVENUE	5/1/2033	5.50	489,255	541,600
150,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(d)	1/1/2019	5.35	134,965	3,758
625,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(d)	1/1/2029	5.55	556,862	15,656
130,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(d)	1/1/2029	6.00	-	1
350,000	SILVERLEAF FL CDD CAPITAL IMPT REVENUE	5/1/2023	6.50	350,000	380,898
240,000	SILVERLEAF FL CDD CAPITAL IMPT REVENUE	5/1/2044	6.75	235,537	263,213
345,000	SOUTH CAROLINA ST EDU ASSISTANCE AUTH	10/1/2029	5.10	341,712	370,575
356,475	SOUTH CAROLINA ST JOBS-ECON DEV AUTH REVENUE	11/15/2032	6.00	356,475	372,577
363,347	SOUTH CAROLINA ST JOBS-ECON DEV AUTH REVENUE(e)	11/15/2047	0.00	353,668	40,608
1,000,000	SOUTH CAROLINA ST PUBLIC SVC AUTH REVENUE	12/1/2038	5.00	1,063,759	1,190,460
1,400,000	SOUTH CAROLINA ST PUBLIC SVC AUTH REVENUE	12/1/2043	5.75	1,473,162	1,770,230
500,000	SOUTH DAKOTA ST HLTH & EDUCTNL FACS AUTH	9/1/2032	5.00	499,500	562,480
171,000	SOUTHSIDE AZ CMNTY FACS DIST #1 SPL ASSMNT REVENUE PRESCOTT	7/1/2018	6.13	152,108	152,542
1,000,000	STC MET DIST #2 CO	12/1/2038	6.00	969,977	1,035,420
150,000	STERLING HILL FL CDD CAPITAL IMPT REVENUE(d)	11/1/2010	5.50	150,000	107,250
1,000,000	SUGAR LAND TX DEV CORP SALES TAX REVENUE	2/15/2033	5.00	1,097,235	1,178,460
2,500,000	SULPHUR SPRINGS CA UNION SCH DIST COPS	12/1/2037	6.50	1,932,020	3,305,296
1,500,000	SUTTER BUTTE CA FLOOD AGY ASSMNT REVENUE	10/1/2038	4.00	1,482,489	1,644,180

See accompanying notes to the financial statements.	62	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
June 30, 2016

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,100,000	TALLAHASSEE FL HLTH FACS REVENUE	12/1/2040	5.00	$1,170,763	1,286,032
1,000,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP HOSP REVENUE	11/15/2038	5.00	1,081,380	1,179,820
750,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENU	11/15/2035	5.00	781,317	857,918
750,000	TAYLOR MI BROWNFIELD REDEV AUTH	5/1/2032	5.00	794,816	867,630
875,000	TENNESSEE ST HSG DEV AGY	1/1/2035	3.85	875,000	946,846
1,260,000	TENNESSEE ST HSG DEV AGY	7/1/2043	3.80	1,260,000	1,315,994
415,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	7/1/2039	5.45	415,000	439,236
2,000,000	TEXAS ST PRIV ACTIVITY BOND SURFACE TRANSPRTN CORP REVENUE	6/30/2033	7.50	2,030,852	2,457,200
1,235,000	TOLEDO-LUCAS CNTY OH PORT AUTHSTUDENT HSG REVENUE	7/1/2039	5.00	1,237,350	1,365,144
105,000	TOLOMATO FL CDD(d)	5/1/2017	6.38	105,000	5,045
25,000	TOLOMATO FL CDD	5/1/2017	6.38	25,000	25,059
35,000	TOLOMATO FL CDD(b)	5/1/2039	1.39	23,670	28,320
140,000	TOLOMATO FL CDD(b)	5/1/2040	1.34	93,720	76,934
185,000	TOLOMATO FL CDD(b)	5/1/2040	1.37	123,876	115,838
115,000	TOLOMATO FL CDD(b)	5/1/2040	1.91	61,873	61,025
125,000	TOLOMATO FL CDD(d)	5/1/2040	6.61	-	1
1,000,000	TRACY CA JT UNIF SCH DIST(b)	8/1/2041	2.00	465,686	841,950
750,000	TROUT CREEK CDD FL CAPITAL IMPT REVENUE	5/1/2035	5.50	742,992	775,380
500,000	TSR CDD FL SPL ASSMNT REVENUE	11/1/2035	5.38	498,505	531,770
500,000	TURLOCK CA PUBLIC FING AUTH WTR REVENUE	5/1/2032	4.75	508,773	534,245
1,250,000	TUSTIN CA UNIF SCH DIST(b)	8/1/2028	2.33	863,442	1,274,000
690,000	UNIVERSAL ACADEMY MI PUBLIC SCH ACADEMY REVENUE	12/1/2023	6.50	680,040	719,587
1,500,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE	10/15/2033	6.50	1,519,739	1,588,320
750,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE(c)	4/15/2045	6.00	775,587	800,603
290,000	UTAH ST HSG CORP SF MTGE REVENUE	1/1/2032	4.95	290,000	300,916
545,000	UTAH ST HSG CORP SF MTGE REVENUE	1/1/2033	5.75	545,000	559,334
490,000	VANCOUVER WA HSG AUTH	3/1/2025	5.00	481,862	547,399
835,000	VERMONT ST HSG FIN AGY	5/1/2032	4.88	831,255	902,627
1,000,000	VIRGINIA ST HSG DEV AUTH	7/1/2033	4.13	1,000,000	1,083,220
1,500,000	VIRGINIA ST HSG DEV AUTH	10/1/2038	5.10	1,500,000	1,691,985
1,000,000	VIRGINIA ST HSG DEV AUTH	12/1/2039	5.00	1,000,000	1,065,480
500,000	VIRGINIA ST HSG DEV AUTH	5/1/2041	3.55	500,000	521,985
3,500,000	VIRGINIA ST HSG DEV AUTH CMWLTH MTGE	1/1/2038	3.88	3,490,250	3,683,505
3,000,000	VIRGINIA ST HSG DEV AUTH CMWLTH MTGE	7/1/2038	4.80	3,000,000	3,341,850
2,000,000	VIRGINIA ST HSG DEV AUTH CMWLTH MTGE	10/1/2038	4.75	2,000,000	2,216,140
1,245,000	VLG FL CDD #7 SPL ASSMNT REVENUE	5/1/2036	4.00	1,236,565	1,300,303
1,300,000	WASHINGTON ST HSG FIN COMMISSION	10/1/2022	6.00	1,300,000	1,477,112
530,000	WASHINGTON ST HSG FIN COMMISSION(c)	7/1/2025	6.00	533,626	569,633
500,000	WASHINGTON ST HSG FIN COMMISSION	12/1/2033	3.50	500,000	525,835
675,000	WASHINGTON ST HSG FIN COMMISSION(c)	1/1/2035	5.75	675,000	704,963

See accompanying notes to the financial statements.	63	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
June 30, 2016

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
580,000	WASHINGTON ST HSG FIN COMMISSION NONPROFIT REVENUE	1/1/2017	5.25	$578,332	584,263
3,050,000	WASHINGTON ST HSG FIN COMMISSION NONPROFIT REVENUE	1/1/2027	5.63	2,939,170	3,082,178
5,000	WATERS EDGE FL CDD CAPITAL IMPT REVENUE	5/1/2039	5.35	5,000	5,003
240,000	WATERS EDGE FL CDD CAPITAL IMPT REVENUE	5/1/2039	6.60	191,147	240,007
1,500,000	WEST VIRGINIA ST HSG DEV FUND	11/1/2032	3.75	1,500,000	1,616,820
690,000	WEST VIRGINIA ST HSG DEV FUND	11/1/2039	4.10	690,000	732,614
550,000	WESTCHESTER CO NY LOCAL DEV CORP REVENUE	1/1/2034	5.00	578,926	624,630
685,000	WESTMONT IL PARK DIST(e)	12/1/2031	0.00	277,834	348,405
685,000	WESTMONT IL PARK DIST(e)	12/1/2033	0.00	240,950	303,647
1,350,000	WICHITA KS HLTH CARE FACS REVENUE	5/15/2034	6.25	1,350,000	1,406,255
600,000	WICHITA KS HLTH CARE FACS REVENUE	12/1/2036	5.25	605,952	612,996
750,000	WICHITA KS HLTH CARE FACS REVENUE	12/15/2036	7.12	740,069	870,195
750,000	WIREGRASS FL CDD CAPITAL IMPTREVENUE	5/1/2035	5.38	745,542	791,483
1,000,000	WISCONSIN ST GEN FUND ANNUAL APPROP REVENUE	5/1/2027	6.00	1,009,034	1,143,140
1,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	5/1/2026	5.50	1,000,000	1,003,750
1,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	10/1/2029	5.00	1,000,000	1,071,090
1,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	7/1/2030	5.75	1,013,488	1,162,400
1,300,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	8/15/2032	5.00	1,434,386	1,539,629
1,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	5/15/2036	5.00	1,000,000	1,001,940
2,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	8/15/2043	5.00	2,104,029	2,275,440
500,000	WISCONSIN ST HSG & ECON DEV AUTH	11/1/2035	3.88	500,000	534,525
1,000,000	WISCONSIN ST HSG & ECON DEV AUTH	11/1/2040	4.00	1,000,000	1,070,660
610,000	WSTRN GENERATION AGY OR COGENERATION PROJ REVENUE	1/1/2021	5.00	610,000	610,604
1,000,000	WYANDOTTE CNTY KS KANSAS CITY UNIF GOVT SPL OBLG REVENUE	9/1/2032	5.75	992,692	1,041,850
750,000	WYNNFIELD LAKES FL CDD	5/1/2036	4.50	744,673	814,365
1,880,000	WYOMING ST CMNTY DEV AUTH HSG REVENUE	12/1/2038	4.05	1,880,000	1,985,449
765,000	WYOMING ST CMNTY DEV AUTH HSGREVENUE	12/1/2039	4.05	765,000	816,485
355,000	ZEPHYR RIDGE FL CDD CAPITAL IMPT REVENUE(d)	5/1/2013	5.25	355,352	177,496
	Sub-total Municipal Bonds:			429,872,173	470,325,588	91.62%

See accompanying notes to the financial statements.	64	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
June 30, 2016

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Short-Term Investments:
11,135,681	NORTHERN INSTITUTIONAL FUNDS - TAX EXEMPT PORTFOLIO, 0.06%(g)			$11,135,681	11,135,681
	Sub-total Short-Term Investments:			11,135,681	11,135,681	2.17%
	Grand total(h)			$464,955,142	510,173,238	99.39%

Notes to Schedule of Investments:

(a)	Investments are valued in accordance with procedures described in note 2 to the financial statements.

(b)	For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(d)	Non-income producing assets. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(e)	Zero coupon bond.

(f)	Restricted security that has been deemed illiquid. At June 30, 2016, the value of this restricted illiquid security amounted to $344,009 or 0.07% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION DATE	COST
MICHIGAN ST PUBLIC EDUCTNL FACS AUTH, 6.00%, 9/1/16	9/24/07 - 4/12/11	429,874

(g)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2015, the value of the Clearwater Tax-Exempt Bond Fund’s investment in the Tax-Exempt Portfolio of the Northern Institutional Funds was $14,220,233 with net sales of $3,084,552 during the six months ended June 30, 2016.

(h)	At June 30, 2016, the cost for Federal income tax purposes was $465,000,331. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost was as follows:

Gross unrealized appreciation	$54,854,075
Gross unrealized depreciation	(9,681,168)
Net unrealized appreciation	$45,172,907

Diversification of investments representing geographic diversification, as a percentage of total investments at fair value, is as follows:

Geographical Diversification	Percent
California	11.33%
Florida	10.31
Illinois	9.56
Texas	5.77
NewYork	4.77
Indiana	4.27
Georgia	3.60
Wisconsin	3.40
Pennsylvania	3.20
Colorado	2.95
Other	40.84
100.00%

See accompanying notes to the financial statements.	65	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments – Clearwater Tax-Exempt Bond Fund (unaudited)
June 30, 2016

See accompanying notes to the financial statements.	66	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2016

Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Australia:
2,205,555	3P LEARNING LTD.	$2,728,194	1,210,869
6,144	AGL ENERGY LTD.	74,586	88,664
51,722	ALUMINA LTD.	50,177	50,575
21,962	AMCOR LTD.	199,453	245,617
133,076	AMP LTD.	509,127	516,545
17,212	APA GROUP	98,943	119,224
6,576	ARISTOCRAT LEISURE LTD.	49,294	67,949
21,346	ASCIANO LTD.	100,771	141,342
4,593	ASX LTD.	114,203	157,276
82,914	AUSTRALIA & NEW ZEALAND BANKING GROUP LTD.	1,226,493	1,511,771
68,613	BANK OF QUEENSLAND LTD.	536,424	546,575
70,369	BENDIGO & ADELAIDE BANK LTD.	468,821	510,395
179,910	BGP HOLDINGS PLC(b)(c)	-	-
11,553	BHP BILLITON LTD.	134,009	164,548
4,203	BHP BILLITON PLC	47,942	52,868
29,728	BORAL LTD.	124,691	139,306
32,841	BRAMBLES LTD.	174,637	304,736
11,026	CHALLENGER LTD.	75,824	71,577
1,962	CIMIC GROUP LTD.	54,620	52,546
22,493	COCA-COLA AMATIL LTD.	143,242	138,811
971	COCHLEAR LTD.	35,894	88,071
13,990	COMMONWEALTH BANK OF AUSTRALIA	402,695	785,089
173,800	CORPORATE TRAVEL MANAGEMENT LTD.	1,308,093	1,838,908
266,573	CREDIT CORP. GROUP LTD.	2,097,785	2,396,986
45,841	CSL LTD.	2,831,740	3,854,403
39,647	DEXUS PROPERTY GROUP	223,436	267,749
29,219	DUET GROUP	49,534	54,686
97,180	FORTESCUE METALS GROUP LTD.	212,026	261,560
603,736	G8 EDUCATION LTD.	1,297,038	1,721,781
52,488	GOODMAN GROUP	211,371	279,794
61,365	GPT GROUP (THE)	220,005	248,238
17,989	HARVEY NORMAN HOLDINGS LTD.	52,604	62,368
34,356	HEALTHSCOPE LTD.	67,413	73,570
22,476	INCITEC PIVOT LTD.	40,394	50,398
99,624	INSURANCE AUSTRALIA GROUP LTD.	346,696	409,172
10,015	LENDLEASE GROUP	61,130	94,977
11,250	MACQUARIE GROUP LTD.	340,166	585,088
56,306	MEDIBANK PVT LTD.	123,930	124,201
37,974	MIRVAC GROUP	50,570	57,450
32,955	NATIONAL AUSTRALIA BANK LTD.	513,960	633,077
17,346	NEWCREST MINING LTD.(b)	173,211	298,277
56,579	OIL SEARCH LTD.	279,489	284,519
16,330	ORORA LTD.	16,763	33,816
1,426,168	OZFOREX GROUP LTD.	2,462,705	2,499,836
416	PERPETUAL LTD.	7,027	12,873
11,200	PLATINUM ASSET MANAGEMENT LTD.	49,201	48,535
4,187	RAMSAY HEALTH CARE LTD.	126,416	225,152
78,784	SANTOS LTD.	234,832	278,002
159,095	SCENTRE GROUP	506,822	585,152
5,884	SEEK LTD.	49,598	67,139
4,898	SHOPPING CENTRES AUSTRALASIA PROPERTY GROUP	7,202	8,365
11,165	SONIC HEALTHCARE LTD.	99,657	180,482
101,955	SOUTH32 LTD.(b)	70,421	119,146
22,356	STAR ENTERTAINMENT GRP (THE) LTD.	70,002	90,409
24,467	SYDNEY AIRPORT	97,626	127,129
16,067	TABCORP HOLDINGS LTD.	39,321	54,934
17,320	TATTS GROUP LTD.	40,111	49,557
32,017	TELSTRA CORP. LTD.	124,263	133,244
13,282	TPG TELECOM LTD.	109,547	118,170
39,202	TRANSURBAN GROUP	233,118	351,600
12,264	TREASURY WINE ESTATES LTD.	49,093	84,837
105,557	VICINITY CENTRES	214,225	262,647
8,732	VOCUS COMMUNICATIONS LTD.	57,667	56,944
455,409	WEBJET LTD.	1,341,536	2,428,246
15,900	WESFARMERS LTD.	586,028	478,889
60,928	WESTFIELD CORP.	358,970	485,434
85,630	WESTPAC BANKING CORP.	1,425,089	1,901,584

See accompanying notes to the financial statements.	67	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2016

Shares	Security	Cost	Fair value (a)	Percent of net assets
Australia (Cont’d):
25,317	WOODSIDE PETROLEUM LTD.	$497,940	513,182
		26,725,811	31,756,860	6.39%
Austria:
1,685	BUWOG A.G.(b)	30,804	38,909
3,566	ERSTE GROUP BANK A.G.(b)	63,770	81,549
313	STRABAG S.E. (BEARER)	5,505	9,435
25,850	WIENERBERGER A.G.	199,552	362,494
		299,631	492,387	0.10%
Belgium:
7,120	AGEAS	106,907	245,992
15,242	ANHEUSER-BUSCH INBEV S.A./N.V.	672,087	2,003,555
10,910	BARCO N.V.	740,520	712,886
1,645	COLRUYT S.A.	74,892	90,789
1,245	DELHAIZE GROUP	51,899	131,551
26,663	ECONOCOM GROUP S.A./N.V.(b)	315,876	307,078
16,920	GROUPE BRUXELLES LAMBERT S.A.	1,418,708	1,383,312
11,872	KBC GROUP N.V.(b)	499,922	582,027
12,430	ONTEX GROUP N.V.	322,500	392,911
2,815	PROXIMUS SADP	69,206	89,143
1,896	UCB S.A.	81,069	141,773
		4,353,586	6,081,017	1.22%
Brazil:
111,245	CETIP S.A. - MERCADOS ORGANIZADOS	1,375,664	1,516,489
54,000	GRENDENE S.A.	363,157	276,699
314,508	LINX S.A.	1,252,930	1,577,289
17,700	M DIAS BRANCO S.A.(b)	337,259	583,516
33,700	QUALICORP S.A.	183,807	195,236
48,500	TUPY S.A.(b)	278,940	178,159
		3,791,757	4,327,388	0.87%
Canada:
4,546	AGNICO EAGLE MINES LTD.	141,127	243,284
3,620	AGRIUM, INC.	154,492	327,522
6,409	ALIMENTATION COUCHE-TARD, INC., CLASS B	200,962	275,221
14,318	ALTAGAS LTD.	325,394	347,990
1,557	ATCO LTD., CLASS I	50,859	54,618
43,300	BADGER DAYLIGHTING LTD.	787,848	754,093
11,663	BANK OF MONTREAL	692,033	739,799
4,782	BANK OF NOVA SCOTIA (THE)	166,930	234,334
27,451	BARRICK GOLD CORP.	239,298	586,012
6,926	BCE, INC.	306,710	327,765
49,653	BOMBARDIER, INC., CLASS B(b)	48,169	74,559
21,782	BROOKFIELD ASSET MANAGEMENT, INC., CLASS A	300,036	720,571
11,740	CAE, INC.	85,345	141,849
67,600	CANACCORD GENUITY GROUP, INC.	313,233	257,434
9,364	CANADIAN IMPERIAL BANK OF COMMERCE	485,534	703,342
17,247	CANADIAN NATIONAL RAILWAY CO.	366,908	1,018,440
27,706	CANADIAN NATURAL RESOURCES LTD.	629,646	854,802
18,675	CANADIAN PACIFIC RAILWAY LTD.	2,232,050	2,405,153
3,606	CANADIAN PACIFIC RAILWAY LTD.	112,878	464,249
1,060	CANADIAN TIRE CORP. LTD., CLASS A	80,129	115,480
1,884	CANADIAN UTILITIES LTD., CLASS A	45,048	54,583
314	CCL INDUSTRIES, INC., CLASS B	45,979	54,646
5,119	CENOVUS ENERGY, INC.	58,296	70,805
6,978	CGI GROUP, INC., CLASS A(b)	55,128	298,089
4,337	CONSTELLATION SOFTWARE, INC.	1,247,446	1,678,504
6,580	CRESCENT POINT ENERGY CORP.	68,804	103,950
2,064	DOLLARAMA, INC.	75,934	144,102
17,400	DOREL INDUSTRIES, INC., CLASS B	628,515	463,030
15,318	ELDORADO GOLD CORP.	63,079	68,886
7,455	ELEMENT FINANCIAL CORP.	84,654	79,054
4,666	ENBRIDGE, INC.	188,093	197,663
33,604	ENCANA CORP.	212,882	261,403
33,800	ENERFLEX LTD.	348,127	279,410
325	FAIRFAX FINANCIAL HOLDINGS LTD.	113,797	175,041
6,587	FINNING INTERNATIONAL, INC.	109,877	107,272

See accompanying notes to the financial statements.	68	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2016

Shares	Security	Cost	Fair value (a)	Percent of net assets
Canada (Cont’d):
8,046	FIRST QUANTUM MINERALS LTD.	$52,095	56,486
3,761	FRANCO-NEVADA CORP.	187,448	285,987
18,700	GENWORTH MI CANADA, INC.	382,689	479,676
614	GEORGE WESTON LTD.	48,280	53,138
6,104	GILDAN ACTIVEWEAR, INC.	33,435	178,780
8,937	GOLDCORP, INC.	100,680	170,999
151,300	GRAN TIERRA ENERGY, INC.(b)	353,547	508,257
6,052	GREAT-WEST LIFECO, INC.	155,062	159,644
3,116	H&R REAL ESTATE INVESTMENT TRUST	49,596	54,291
124,600	HUDBAY MINERALS, INC.	1,106,269	595,056
50,354	IMPERIAL OIL LTD.	1,979,228	1,593,306
2,672	INTACT FINANCIAL CORP.	170,651	190,873
33,281	KINROSS GOLD CORP.(b)	62,810	163,320
7,600	LAURENTIAN BANK OF CANADA	295,598	283,776
4,185	LOBLAW COS. LTD.	167,040	223,867
11,370	MAGNA INTERNATIONAL, INC.	139,001	399,109
32,165	MANULIFE FINANCIAL CORP.	389,957	439,921
4,453	METHANEX CORP.	109,241	129,563
3,000	METRO, INC.	54,328	104,516
46,720	MTY FOOD GROUP, INC.	1,258,473	1,569,809
48,700	MULLEN GROUP LTD.	854,415	531,499
2,600	ONEX CORP.	105,376	158,984
3,282	OPEN TEXT CORP.	72,477	194,057
21,359	PEMBINA PIPELINE CORP.	509,162	649,061
583	PRAIRIESKY ROYALTY LTD.	11,473	11,065
53,900	PRECISION DRILLING CORP.	324,622	285,781
3,681	RESTAURANT BRANDS INTERNATIONAL, INC.	137,022	153,229
2,701	RITCHIE BROS. AUCTIONEERS, INC.	50,064	91,277
9,354	ROGERS COMMUNICATIONS, INC., CLASS B	221,766	378,663
37,233	ROYAL BANK OF CANADA	1,502,282	2,200,060
18,100	RUSSEL METALS, INC.	325,213	320,545
4,800	SAPUTO, INC.	103,951	142,557
5,933	SEVEN GENERATIONS ENERGY LTD., CLASS A(b)	68,304	113,246
9,661	SHAW COMMUNICATIONS, INC., CLASS B	153,543	185,451
4,726	SILVER WHEATON CORP.	58,903	111,241
1,424	SNC-LAVALIN GROUP, INC.	50,445	59,806
14,629	SUN LIFE FINANCIAL, INC.	328,200	480,556
34,317	SUNCOR ENERGY, INC.	807,098	951,988
28,555	TECK RESOURCES LTD., CLASS B	195,137	375,959
26,505	TELUS CORP.	774,736	853,445
47,404	TORONTO-DOMINION BANK (THE)	1,271,487	2,035,662
3,168	TRANSCANADA CORP.	90,919	143,350
18,713	TURQUOISE HILL RESOURCES LTD.(b)	35,694	63,296
2,330	VALEANT PHARMACEUTICALS INTERNATIONAL, INC.(b)	45,370	46,981
66,286	VERESEN, INC.	504,158	561,811
817	WASTE CONNECTIONS, INC.	52,460	58,999
25,967	YAMANA GOLD, INC.	47,350	135,066
		26,862,295	33,616,964	6.77%
China:
77,000	AAC TECHNOLOGIES HOLDINGS, INC.	266,095	661,775
11,648	BAIDU, INC. ADR(b)(d)	1,340,014	1,923,667
1,718,129	CHINA MEDICAL SYSTEM HOLDINGS LTD.	1,428,685	2,633,407
886,500	CHINA ZHENGTONG AUTO SERVICES HOLDINGS LTD.	505,928	329,172
46,870	CTRIP.COM INTERNATIONAL LTD. ADR(b)(d)	2,273,397	1,931,044
972,000	GOODBABY INTERNATIONAL HOLDINGS LTD.	409,543	448,693
678,600	GREATVIEW ASEPTIC PACKAGING CO. LTD.	307,405	324,415
1,558,000	KINGDEE INTERNATIONAL SOFTWARE GROUP CO. LTD.(b)	298,674	481,257
15,525	NEW ORIENTAL EDUCATION & TECHNOLOGY GROUP, INC. ADR(d)	347,328	650,187
115,355	TENCENT HOLDINGS LTD.	784,811	2,627,984
557,700	XTEP INTERNATIONAL HOLDINGS LTD.	293,151	298,914
		8,255,031	12,310,515	2.48%
Denmark:
157	AP MOELLER - MAERSK A/S, CLASS A	186,844	199,778
212	AP MOELLER - MAERSK A/S, CLASS B	247,046	279,521
16,830	CARLSBERG A/S, CLASS B	1,365,709	1,597,174

See accompanying notes to the financial statements.	69	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2016

Shares	Security	Cost	Fair value (a)	Percent of net assets
Denmark (Cont’d):
29,089	CHR HANSEN HOLDING A/S	$1,139,878	1,910,125
29,600	COLOPLAST A/S, CLASS B	1,978,932	2,209,563
21,751	DANSKE BANK A/S	380,757	576,374
2,347	DSV A/S	78,328	98,679
200	FLSMIDTH & CO. A/S	6,012	7,122
808	GENMAB A/S(b)	101,229	147,185
47,261	ISS A/S	1,416,472	1,769,687
50,525	NOVO NORDISK A/S ADR(d)	1,709,675	2,717,234
37,326	NOVO NORDISK A/S, CLASS B	797,137	2,007,283
47,342	NOVOZYMES A/S, CLASS B	1,318,361	2,281,440
2,600	PANDORA A/S	18,150	352,936
3,250	TOPDANMARK A/S(b)	33,362	77,523
3,792	VESTAS WIND SYSTEMS A/S	181,135	257,342
2,690	WILLIAM DEMANT HOLDING A/S(b)	50,896	52,314
		11,009,923	16,541,280	3.33%
Finland:
40,650	AMER SPORTS OYJ	517,387	1,116,410
36,175	FORTUM OYJ	561,297	579,582
28,300	HUHTAMAKI OYJ	466,721	1,176,300
1,396	KESKO OYJ, CLASS B	30,705	59,419
6,510	KONE OYJ, CLASS B	156,701	300,583
10,384	NESTE OYJ	175,578	372,047
61,900	NOKIA OYJ	203,584	352,209
2,240	NOKIAN RENKAAT OYJ	31,307	80,013
2,870	ORION OYJ, CLASS B	79,058	111,489
1,697	SAMPO OYJ, CLASS A	56,535	69,332
25,614	STORA ENSO OYJ (REGISTERED)	156,197	206,388
14,474	UPM-KYMMENE OYJ	147,575	265,336
1,849	VALMET OYJ	14,443	24,613
2,352	WARTSILA OYJ ABP	56,960	96,253
		2,654,048	4,809,974	0.97%
France:
5,664	ACCOR S.A.	207,366	219,589
3,200	AIR FRANCE-KLM(b)	22,485	20,499
8,323	AIR LIQUIDE S.A.	921,412	872,262
6,947	AIRBUS GROUP S.E.	123,991	403,401
82,680	ARCELORMITTAL(b)	380,361	380,667
1,093	ARKEMA S.A.	77,841	84,346
1,803	ATOS S.E.	138,320	150,602
47,144	AXA S.A.	797,446	947,104
26,840	BENETEAU S.A.	272,439	257,180
15,950	BNP PARIBAS S.A.	654,067	717,080
4,248	CAPGEMINI S.A.	218,390	370,731
13,183	CARREFOUR S.A.	320,368	326,146
883	CASINO GUICHARD PERRACHON S.A.	43,499	49,341
1,360	CHRISTIAN DIOR S.E.	132,368	220,311
8,207	CIE DE SAINT-GOBAIN	279,262	314,175
4,539	CIE GENERALE DES ETABLISSEMENTS MICHELIN	297,967	430,000
10,009	CNP ASSURANCES	161,064	148,350
29,885	CREDIT AGRICOLE S.A.	241,953	253,137
11,153	DANONE S.A.	581,350	786,428
2,979	DASSAULT SYSTEMES S.A.	211,136	227,476
2,570	EDENRED	43,109	53,027
44,480	ELECTRICITE DE FRANCE S.A.	523,401	546,750
3,163	ENGIE S.A.	48,411	51,046
18,953	ESSILOR INTERNATIONAL S.A.	2,362,771	2,522,511
2,546	EURAZEO S.A.	77,929	151,964
530	EUROFINS SCIENTIFIC S.E.	189,893	197,022
564	GECINA S.A.	51,331	77,093
13,307	GROUPE EUROTUNNEL S.E. (REGISTERED)	102,800	141,618
4,207	HERMES INTERNATIONAL	1,510,185	1,585,486
713	ICADE	48,053	50,700
304	ILIAD S.A.	29,549	61,796
685	IMERYS S.A.	49,347	43,766
19,670	INGENICO GROUP S.A.	2,218,181	2,304,690
2,121	JCDECAUX S.A.	50,974	71,972
4,010	KLEPIERRE	121,128	178,900

See accompanying notes to the financial statements.	70	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2016

Shares	Security	Cost	Fair value (a)	Percent of net assets
France (Cont’d):
6,444	LEGRAND S.A.	$197,986	332,478
5,046	L’OREAL S.A.	452,843	965,229
16,705	LVMH MOET HENNESSY LOUIS VUITTON S.E.	2,413,115	2,529,423
15,891	NATIXIS S.A.	49,085	61,034
50,877	ORANGE S.A.	630,138	831,026
3,500	PERNOD RICARD S.A.	239,500	389,855
14,723	PEUGEOT S.A.(b)	105,056	179,334
2,509	PUBLICIS GROUPE S.A.	152,091	169,980
4,895	RENAULT S.A.	134,511	372,992
4,953	REXEL S.A.	69,520	62,532
3,651	SAFRAN S.A.	184,115	248,132
23,507	SANOFI	1,462,437	1,975,950
14,808	SCHNEIDER ELECTRIC S.E.	713,650	876,355
278	SCHNEIDER ELECTRIC S.E.	8,838	16,387
1,813	SCOR S.E.	36,441	54,617
5,515	SES S.A.	114,220	119,129
457	SOCIETE BIC S.A.	49,235	64,622
11,367	SOCIETE GENERALE S.A.	395,442	359,229
6,746	SODEXO S.A.	418,231	726,654
933	TECHNIP S.A.	48,935	50,743
9,578	TELEVISION FRANCAISE 1	79,414	102,505
1,413	THALES S.A.	81,763	118,588
20,351	TOTAL S.A.	972,790	981,360
2,129	UNIBAIL-RODAMCO S.E.	308,454	557,784
4,605	VALEO S.A.	205,477	205,671
13,671	VEOLIA ENVIRONNEMENT S.A.	145,445	296,996
9,272	VINCI S.A.	416,675	660,368
37,478	VIVENDI S.A.	711,646	710,102
1,345	WENDEL S.A.	91,561	140,153
		24,398,761	29,376,394	5.92%
Germany:
4,004	ADIDAS A.G.	193,788	570,989
9,331	ALLIANZ S.E. (REGISTERED)	884,503	1,329,407
21,971	BASF S.E.	1,076,438	1,676,104
14,908	BAYER A.G. (REGISTERED)	793,310	1,499,927
1,902	BEIERSDORF A.G.	113,608	179,730
1,188	BRENNTAG A.G.	43,546	57,410
32,638	CANCOM S.E.	1,408,262	1,621,618
1,057	CONTINENTAL A.G.	78,301	198,640
41,170	CTS EVENTIM A.G. & CO. KGAA	880,133	1,252,506
22,373	DAIMLER A.G. (REGISTERED)	910,767	1,334,230
36,527	DEUTSCHE BANK A.G. (REGISTERED)(b)	837,499	497,018
3,028	DEUTSCHE BOERSE A.G.	155,699	247,923
3,441	DEUTSCHE LUFTHANSA A.G. (REGISTERED)	38,611	40,061
19,816	DEUTSCHE POST A.G. (REGISTERED)	266,311	553,235
67,761	DEUTSCHE TELEKOM A.G. (REGISTERED)	910,643	1,152,922
4,542	DEUTSCHE WOHNEN A.G. (BEARER)	109,838	154,142
42,499	E.ON S.E.	412,174	425,187
3,041	FRESENIUS MEDICAL CARE A.G. & CO. KGAA	190,582	263,125
7,790	FRESENIUS S.E. & CO. KGAA	209,441	574,008
1,527	GEA GROUP A.G.	49,653	71,771
15,190	GERRESHEIMER A.G.	810,481	1,166,814
40,600	GRAND CITY PROPERTIES S.A.	502,298	833,622
2,246	HANNOVER RUECK S.E.	94,321	234,681
3,952	HEIDELBERGCEMENT A.G.	143,515	296,322
1,339	HENKEL A.G. & CO. KGAA	112,712	143,884
2,600	HOCHTIEF A.G.	108,936	334,920
21,437	INFINEON TECHNOLOGIES A.G.	117,250	308,060
33,360	JENOPTIK A.G.	480,407	548,988
2,383	MERCK KGAA	115,974	242,609
3,139	METRO A.G.	96,766	96,026
3,549	MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT
	A.G. IN MUENCHEN (REGISTERED)	444,935	593,138
2,502	OSRAM LICHT A.G.	92,424	129,303
2,854	PROSIEBENSAT.1 MEDIA S.E.	84,251	124,622
2,270	RATIONAL A.G.	567,788	1,047,613
572	RTL GROUP S.A.	46,162	46,653

See accompanying notes to the financial statements.	71	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2016

Shares	Security	Cost	Fair value (a)	Percent of net assets
Germany (Cont’d):
15,571	RWE A.G.(b)	$194,818	246,059
18,719	SAP S.E.	805,845	1,399,201
16,683	SIEMENS A.G. (REGISTERED)	1,147,367	1,708,974
8,250	STABILUS S.A.(b)	338,171	391,854
1,283	SYMRISE A.G.	81,345	87,424
6,976	THYSSENKRUPP A.G.	138,544	139,244
7,071	TUI A.G. - CDI	57,698	80,033
1,929	UNITED INTERNET A.G. (REGISTERED)	87,227	79,591
1,602	VOLKSWAGEN A.G.	213,812	215,249
3,513	VONOVIA S.E.	110,192	128,208
		16,556,346	24,323,045	4.90%
Greece:
6,746	HELLENIC TELECOMMUNICATIONS ORGANIZATION S.A.	54,075	62,299
		54,075	62,299	0.01%
Hong Kong:
263,000	AIA GROUP LTD.	976,589	1,584,801
7,200	ASM PACIFIC TECHNOLOGY LTD.	50,866	51,760
243,000	BOC HONG KONG HOLDINGS LTD.	627,235	732,988
10,000	CHEUNG KONG INFRASTRUCTURE HOLDINGS LTD.	46,496	86,102
77,544	CHEUNG KONG PROPERTY HOLDINGS LTD.	299,857	488,110
62,044	CK HUTCHISON HOLDINGS LTD.	421,486	682,797
36,500	CLP HOLDINGS LTD.	253,113	373,164
1,882,000	EVA PRECISION INDUSTRIAL HOLDINGS LTD.	523,540	181,086
27,000	GALAXY ENTERTAINMENT GROUP LTD.	67,479	80,447
35,600	HANG SENG BANK LTD.	529,648	611,086
19,033	HENDERSON LAND DEVELOPMENT CO. LTD.	45,544	107,851
30,173	HONG KONG & CHINA GAS CO. LTD.	48,804	55,113
15,300	HONG KONG EXCHANGES AND CLEARING LTD.	280,214	373,060
400	HOPEWELL HIGHWAY INFRASTRUCTURE LTD.	229	199
12,000	HYSAN DEVELOPMENT CO. LTD.	49,052	53,510
5,100	JARDINE MATHESON HOLDINGS LTD.	286,187	298,651
40,500	LINK REIT	84,195	277,065
199,000	LUK FOOK HOLDINGS INTERNATIONAL LTD.	628,344	441,438
30,500	MTR CORP. LTD.	88,703	154,769
43,500	NWS HOLDINGS LTD.	52,824	69,103
2,517,408	PAX GLOBAL TECHNOLOGY LTD.	1,341,520	2,205,650
190,000	PCCW LTD.	77,804	127,503
24,000	POWER ASSETS HOLDINGS LTD.	139,091	220,339
189,200	SANDS CHINA LTD.	599,483	640,549
1,143,324	SINO BIOPHARMACEUTICAL LTD.	794,950	748,934
33,400	SINO LAND CO. LTD.	39,470	55,091
566,000	SITOY GROUP HOLDINGS LTD.	361,652	228,051
256,000	STELLA INTERNATIONAL HOLDINGS LTD.	679,964	452,434
10,000	SUN HUNG KAI PROPERTIES LTD.	87,738	120,480
19,000	SWIRE PACIFIC LTD., CLASS A	127,857	215,970
305,900	TECHTRONIC INDUSTRIES CO. LTD.	599,734	1,280,566
3,000	TELEVISION BROADCASTS LTD.	9,222	10,303
665,000	VALUE PARTNERS GROUP LTD.	409,258	616,143
163,000	VINDA INTERNATIONAL HOLDINGS LTD.	291,660	282,081
88,000	VTECH HOLDINGS LTD.	1,043,083	928,312
83,500	WH GROUP LTD.(e)	45,547	66,069
23,000	WHEELOCK & CO. LTD.	48,337	108,332
582,000	YINGDE GASES GROUP CO. LTD.	583,171	212,976
15,000	YUE YUEN INDUSTRIAL HOLDINGS LTD.	30,233	59,448
		12,670,179	15,282,331	3.08%
India:
83,514	HCL TECHNOLOGIES LTD.	920,783	907,066
31,305	HDFC BANK LTD. ADR(d)	1,767,483	2,077,087
		2,688,266	2,984,153	0.60%
Ireland:
16,769	ACCENTURE PLC, CLASS A	1,472,022	1,899,760
22,330	CRH PLC	425,003	643,924
126,334	EXPERIAN PLC	2,100,521	2,399,659
27,151	ICON PLC(b)	1,806,277	1,900,842
15,487	JAMES HARDIE INDUSTRIES PLC - CDI	160,183	237,224

See accompanying notes to the financial statements.	72	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2016

Shares	Security	Cost	Fair value (a)	Percent of net assets
Ireland (Cont’d):
3,027	KERRY GROUP PLC, CLASS A	$208,357	268,945
25,175	MEDTRONIC PLC	1,875,016	2,184,435
		8,047,379	9,534,789	1.92%
Israel:
31,127	BANK HAPOALIM B.M.	129,966	157,121
52,044	BANK LEUMI LE-ISRAEL B.M.(b)	188,059	183,509
55,800	CAESARSTONE LTD.(b)	2,577,077	1,939,608
1,194	CHECK POINT SOFTWARE TECHNOLOGIES LTD.(b)	95,533	95,138
26,622	ISRAEL CHEMICALS LTD.	119,169	103,978
334,551	MAGIC SOFTWARE ENTERPRISES LTD.	2,183,944	2,218,073
5,900	MIZRAHI TEFAHOT BANK LTD.	51,135	68,172
1,374	MOBILEYE N.V.(b)	41,544	63,397
1,494	NICE LTD.	50,675	93,813
148,397	SAPIENS INTERNATIONAL CORP. N.V.	1,649,197	1,737,729
14,566	TEVA PHARMACEUTICAL INDUSTRIES LTD. ADR(d)	585,135	731,650
		7,671,434	7,392,188	1.49%
Italy:
40,236	ASSICURAZIONI GENERALI S.P.A.	591,088	473,762
6,927	ATLANTIA S.P.A.	148,178	172,769
121,539	AZIMUT HOLDING S.P.A.	1,757,972	1,980,691
25,272	BANCA MEDIOLANUM S.P.A.	87,322	173,136
37,676	BANCO POPOLARE S.C.	174,801	91,917
138,224	ENEL S.P.A.	518,225	614,751
28,825	ENI S.P.A.	427,982	465,370
3,610	EXOR S.P.A.	90,615	133,359
6,101	FERRARI N.V.	258,153	248,707
1,022	FERRARI N.V.	9,333	41,830
61,846	INTERPUMP GROUP S.P.A.	907,225	972,123
177,988	INTESA SANPAOLO S.P.A.	307,053	341,404
177,217	INTESA SANPAOLO S.P.A. (RSP)	433,158	316,506
10,070	LEONARDO-FINMECCANICA S.P.A.(b)	50,331	102,312
2,103	LUXOTTICA GROUP S.P.A.	88,277	102,469
2,079	MARR S.P.A.	32,833	39,352
4,438	PRYSMIAN S.P.A.	86,023	97,288
695	RIZZOLI CORRIERE DELLA SERA MEDIAGROUP S.P.A.(b)	460	622
57,530	SNAM S.P.A.	249,716	344,182
32,548	TENARIS S.A.	415,412	470,695
34,652	TERNA RETE ELETTRICA NAZIONALE S.P.A.	130,368	193,082
		6,764,525	7,376,327	1.49%
Japan:
1,400	ABC-MART, INC.	51,583	93,174
14,200	AEON CO. LTD.	162,360	219,992
6,300	AEON FINANCIAL SERVICE CO. LTD.	81,451	135,384
2,300	AISIN SEIKI CO. LTD.	37,584	93,360
15,000	AJINOMOTO CO., INC.	116,767	352,118
2,500	ALFRESA HOLDINGS CORP.	24,420	52,063
2,000	AMADA HOLDINGS CO. LTD.	10,582	20,223
28,000	ANA HOLDINGS, INC.	71,669	79,444
55,600	ANRITSU CORP.	318,676	319,512
43,000	AOZORA BANK LTD.	140,314	148,570
87,445	ARCLAND SERVICE CO. LTD.	1,718,313	2,458,253
32,700	ASAHI CO. LTD.	508,794	468,287
6,600	ASAHI GROUP HOLDINGS LTD.	116,505	212,907
36,000	ASAHI KASEI CORP.	181,568	249,464
51,100	ASICS CORP.	758,408	857,764
37,000	ASTELLAS PHARMA, INC.	236,149	579,024
1,500	BANDAI NAMCO HOLDINGS, INC.	14,652	38,543
33,000	BANK OF KYOTO (THE) LTD.	216,700	201,471
13,800	BRIDGESTONE CORP.	205,726	440,663
11,500	BROTHER INDUSTRIES LTD.	111,543	122,707
15,200	CAPCOM CO. LTD.	270,410	349,361
3,800	CASIO COMPUTER CO. LTD.	51,908	54,302
2,800	CENTRAL JAPAN RAILWAY CO.	246,680	495,590
9,700	CHUBU ELECTRIC POWER CO., INC.	128,683	138,117
5,300	CHUGAI PHARMACEUTICAL CO. LTD.	109,129	188,307
7,900	CITIZEN HOLDINGS CO. LTD.	31,582	38,297
21,957	CONCORDIA FINANCIAL GROUP LTD.(b)	99,708	85,918

See accompanying notes to the financial statements.	73	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2016

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
20,736	CREDIT SAISON CO. LTD.	$230,609	347,030
6,000	DAI NIPPON PRINTING CO. LTD.	55,038	66,639
49,900	DAIBIRU CORP.	501,148	426,957
3,700	DAIHATSU MOTOR CO. LTD.	47,065	48,056
10,300	DAI-ICHI LIFE INSURANCE (THE) CO. LTD.	120,497	114,198
13,600	DAIICHI SANKYO CO. LTD.	229,746	328,161
4,500	DAIKIN INDUSTRIES LTD.	124,473	374,922
1,200	DAITO TRUST CONSTRUCTION CO. LTD.	117,985	194,515
10,000	DAIWA HOUSE INDUSTRY CO. LTD.	103,706	291,798
38,000	DAIWA SECURITIES GROUP, INC.	169,709	199,736
8,200	DENSO CORP.	185,234	288,074
3,900	DENTSU, INC.	102,513	182,216
41,700	DESCENTE LTD.	242,140	448,374
107,000	DOWA HOLDINGS CO. LTD.	628,003	547,532
7,200	EAST JAPAN RAILWAY CO.	410,751	663,431
3,400	EISAI CO. LTD.	112,861	188,908
1,800	FAMILYMART CO. LTD.	52,590	109,339
3,100	FANUC CORP.	243,447	501,786
1,400	FAST RETAILING CO. LTD.	214,903	375,337
21,000	FUJI ELECTRIC CO. LTD.	51,969	88,175
13,500	FUJI HEAVY INDUSTRIES LTD.	263,117	462,135
29,700	FUJI OIL HOLDINGS, INC.	442,260	549,506
11,000	FUJIFILM HOLDINGS CORP.	253,899	425,080
18,000	FUJITSU LTD.	64,886	65,961
70,000	FUKUOKA FINANCIAL GROUP, INC.	230,551	230,225
32,000	FURUKAWA ELECTRIC CO. LTD.	65,376	73,779
12,000	GS YUASA CORP.	47,814	45,707
48,200	GUNGHO ONLINE ENTERTAINMENT, INC.	126,813	129,809
49,500	HACHIJUNI BANK (THE) LTD.	214,554	215,009
3,000	HAMAMATSU PHOTONICS K.K.	52,686	83,527
22,000	HANKYU HANSHIN HOLDINGS, INC.	117,409	163,744
525	HIROSE ELECTRIC CO. LTD.	48,402	64,180
2,000	HISAMITSU PHARMACEUTICAL CO., INC.	82,834	114,709
158,000	HITACHI LTD.	579,912	656,790
21,200	HITACHI METALS LTD.	202,414	214,494
7,300	HOKURIKU ELECTRIC POWER CO.	76,486	90,140
20,200	HONDA MOTOR CO. LTD.	488,101	510,027
5,900	HOYA CORP.	132,155	210,064
5,700	HULIC CO. LTD.	57,228	59,762
10,600	IDEMITSU KOSAN CO. LTD.	225,199	228,562
2,500	IIDA GROUP HOLDINGS CO. LTD.	44,925	50,920
5,400	ISETAN MITSUKOSHI HOLDINGS LTD.	49,917	47,896
4,800	ISUZU MOTORS LTD.	58,574	58,750
38,300	ITOCHU CORP.	431,191	465,363
4,000	J FRONT RETAILING CO. LTD.	31,099	41,309
6,800	JAPAN AIRLINES CO. LTD.	212,347	218,256
7,000	JAPAN EXCHANGE GROUP, INC.	56,090	80,078
16	JAPAN PRIME REALTY INVESTMENT CORP.	56,433	68,526
144,988	JAPAN PROPERTY MANAGEMENT CENTER CO. LTD.	1,935,234	1,925,118
25	JAPAN REAL ESTATE INVESTMENT CORP.	125,468	153,869
33	JAPAN RETAIL FUND INVESTMENT CORP.	60,174	83,986
20,800	JAPAN TOBACCO, INC.	630,747	833,260
4,000	JGC CORP.	53,048	56,840
3,100	JSR CORP.	39,530	40,791
5,000	JTEKT CORP.	36,670	56,373
13,300	JX HOLDINGS, INC.	63,457	51,682
13,000	KAJIMA CORP.	44,950	89,786
117,938	KAKAKU.COM, INC.	1,849,735	2,324,917
18,000	KANSAI ELECTRIC POWER (THE) CO., INC.(b)	164,557	174,530
3,100	KANSAI PAINT CO. LTD.	29,763	62,447
10,000	KAO CORP.	208,279	577,090
55,000	KAWASAKI HEAVY INDUSTRIES LTD.	128,293	153,900
42,762	KDDI CORP.	535,051	1,301,732
20,400	KEIHIN CORP.	246,153	313,412
13,000	KEIKYU CORP.	95,310	130,213
5,000	KEIO CORP.	28,322	46,986
5,000	KEISEI ELECTRIC RAILWAY CO. LTD.	23,110	64,128
4,381	KEYENCE CORP.	1,836,750	2,954,777

See accompanying notes to the financial statements.	74	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2016

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
6,000	KIKKOMAN CORP.	$52,867	219,563
35,000	KINTETSU GROUP HOLDINGS CO. LTD.	106,062	149,365
12,000	KIRIN HOLDINGS CO. LTD.	132,745	201,696
26,600	KOBAYASHI PHARMACEUTICAL CO. LTD.	726,536	1,176,568
2,300	KONAMI HOLDINGS CORP.	50,313	87,089
25,500	KONICA MINOLTA, INC.	214,953	184,924
15,900	KOSHIDAKA HOLDINGS CO. LTD.	337,231	330,315
21,000	KUBOTA CORP.	129,773	281,261
4,300	KURITA WATER INDUSTRIES LTD.	96,931	95,672
75,000	KYB CORP.	274,623	241,348
8,600	KYOCERA CORP.	348,770	407,747
5,000	KYOWA HAKKO KIRIN CO. LTD.	54,616	84,920
6,500	KYUSHU ELECTRIC POWER CO., INC.	59,661	64,779
2,800	LAWSON, INC.	120,035	221,979
2,500	LIXIL GROUP CORP.	34,617	41,101
2,400	M3, INC.	51,468	83,120
1,600	MAKITA CORP.	82,169	105,502
6,500	MARUI GROUP CO. LTD.	32,287	87,223
1,700	MARUICHI STEEL TUBE LTD.	49,299	59,287
19,900	MAZDA MOTOR CORP.	228,818	266,534
2,400	MEIJI HOLDINGS CO. LTD.	38,749	243,672
27,700	MEITEC CORP.	619,477	936,093
1,300	MIRACA HOLDINGS, INC.	50,134	56,022
40,000	MITSUBISHI CHEMICAL HOLDINGS CORP.	161,621	182,435
19,400	MITSUBISHI CORP.	267,391	339,204
46,000	MITSUBISHI ELECTRIC CORP.	389,405	545,430
31,000	MITSUBISHI ESTATE CO. LTD.	430,753	566,806
17,000	MITSUBISHI GAS CHEMICAL CO., INC.	75,149	88,180
103,000	MITSUBISHI HEAVY INDUSTRIES LTD.	349,475	411,160
4,000	MITSUBISHI LOGISTICS CORP.	45,017	55,760
18,000	MITSUBISHI MATERIALS CORP.	47,129	42,874
3,800	MITSUBISHI TANABE PHARMA CORP.	49,996	68,159
72,600	MITSUBISHI UFJ FINANCIAL GROUP, INC.	336,099	323,602
27,000	MITSUBISHI UFJ LEASE & FINANCE CO. LTD.	83,878	103,146
25,500	MITSUI & CO. LTD.	248,595	301,936
37,000	MITSUI CHEMICALS, INC.	87,469	134,942
16,000	MITSUI FUDOSAN CO. LTD.	376,768	365,247
3,000	MITSUI MINING & SMELTING CO. LTD.	5,391	4,967
43,000	MITSUI OSK LINES LTD.	90,360	91,157
9,780	MS&AD INSURANCE GROUP HOLDINGS, INC.	217,632	251,878
4,800	MURATA MANUFACTURING CO. LTD.	304,817	538,456
137,000	NACHI-FUJIKOSHI CORP.	706,535	415,699
10,000	NAGOYA RAILROAD CO. LTD.	46,935	56,101
60,000	NEC CORP.	147,482	139,200
6,000	NGK INSULATORS LTD.	83,964	120,468
3,000	NGK SPARK PLUG CO. LTD.	28,359	45,139
6,000	NH FOODS LTD.	72,315	145,774
4,300	NIDEC CORP.	158,515	324,564
36,402	NIHON M&A CENTER, INC.	1,468,477	2,347,834
3,500	NIKON CORP.	39,528	47,296
2,600	NINTENDO CO. LTD.	285,625	370,981
22	NIPPON BUILDING FUND, INC.	90,970	135,226
17,000	NIPPON EXPRESS CO. LTD.	60,747	77,488
2,900	NIPPON PAINT HOLDINGS CO. LTD.	67,323	71,230
15,200	NIPPON TELEGRAPH & TELEPHONE CORP.	342,697	713,541
5,000	NISSAN CHEMICAL INDUSTRIES LTD.	50,851	145,228
34,600	NISSAN MOTOR CO. LTD.	316,967	311,780
3,670	NISSHIN SEIFUN GROUP, INC.	31,991	58,664
1,200	NISSIN FOODS HOLDINGS CO. LTD.	43,959	65,335
2,700	NITORI HOLDINGS CO. LTD.	87,310	323,951
4,000	NITTO DENKO CORP.	125,248	252,236
4,700	NOK CORP.	80,364	79,436
113,300	NOMURA HOLDINGS, INC.	427,212	406,004
34	NOMURA REAL ESTATE MASTER FUND, INC.	46,931	53,746
2,970	NOMURA RESEARCH INSTITUTE LTD.	43,930	108,169
7,000	NSK LTD.	50,459	51,774
1,400	NTT DATA CORP.	36,520	65,973
30,800	NTT DOCOMO, INC.	528,835	828,764

See accompanying notes to the financial statements.	75	(Continued)

 CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2016

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
6,500	NTT URBAN DEVELOPMENT CORP.	$52,710	69,199
12,000	OBAYASHI CORP.	48,665	127,048
7,000	ODAKYU ELECTRIC RAILWAY CO. LTD.	61,549	81,697
15,000	OJI HOLDINGS CORP.	59,820	57,525
5,800	OLYMPUS CORP.	97,673	215,783
6,100	OMRON CORP.	180,652	197,651
11,200	ONO PHARMACEUTICAL CO. LTD.	294,982	483,640
8,000	ONWARD HOLDINGS CO. LTD.	54,094	49,566
4,800	ORIENTAL LAND CO. LTD.	113,097	309,559
12,000	ORIX CORP.	136,440	153,233
37,000	OSAKA GAS CO. LTD.	121,878	141,682
8,700	OTSUKA HOLDINGS CO. LTD.	264,752	400,906
33,300	PANASONIC CORP.	217,151	288,130
2,600	PARK24 CO. LTD.	51,627	89,048
18,000	RAKUTEN, INC.	129,867	194,141
1,600	RECRUIT HOLDINGS CO. LTD.	50,223	58,187
30,100	RICOH CO. LTD.	248,535	260,105
1,200	RINNAI CORP.	52,047	105,595
4,200	ROHM CO. LTD.	166,807	164,681
200	RYOHIN KEIKAKU CO. LTD.	43,741	48,524
13,000	SANTEN PHARMACEUTICAL CO. LTD.	85,886	202,735
13,720	SBI HOLDINGS, INC.	111,165	135,657
3,400	SECOM CO. LTD.	133,812	250,960
7,300	SEGA SAMMY HOLDINGS, INC.	68,324	78,374
3,600	SEIKO EPSON CORP.	55,145	57,529
13,000	SEKISUI CHEMICAL CO. LTD.	66,177	159,349
9,800	SEKISUI HOUSE LTD.	105,606	170,535
13,500	SEVEN & I HOLDINGS CO. LTD.	310,012	563,615
4,900	SHIKOKU ELECTRIC POWER CO., INC.	52,495	57,698
4,000	SHIMADZU CORP.	25,419	59,532
1,000	SHIMAMURA CO. LTD.	61,206	147,615
1,500	SHIMANO, INC.	58,204	227,332
10,000	SHIN-ETSU CHEMICAL CO. LTD.	508,153	583,318
41,600	SHINKO PLANTECH CO. LTD.	342,251	309,866
5,600	SHIONOGI & CO. LTD.	137,671	304,557
5,900	SHISEIDO CO. LTD.	88,706	152,124
18,100	SHOWA SHELL SEKIYU K.K.	191,022	168,180
1,100	SMC CORP.	155,380	268,324
106,260	SMS CO. LTD.	1,449,228	2,349,027
23,000	SOFTBANK GROUP CORP.	657,889	1,301,224
9,000	SOMPO JAPAN NIPPONKOA HOLDINGS, INC.	202,248	238,405
18,800	SONY CORP.	260,756	550,203
13,100	SQUARE ENIX HOLDINGS CO. LTD.	160,290	422,078
50,600	STANLEY ELECTRIC CO. LTD.	739,234	1,074,554
42,000	SUMITOMO CHEMICAL CO. LTD.	150,149	172,237
33,400	SUMITOMO CORP.	321,748	334,271
4,000	SUMITOMO DAINIPPON PHARMA CO. LTD.	45,511	69,051
14,800	SUMITOMO ELECTRIC INDUSTRIES LTD.	148,166	194,807
12,000	SUMITOMO HEAVY INDUSTRIES LTD.	39,379	52,373
18,000	SUMITOMO METAL MINING CO. LTD.	187,124	181,682
41,000	SUMITOMO MITSUI FINANCIAL GROUP, INC.	1,267,071	1,175,481
163,310	SUMITOMO MITSUI TRUST HOLDINGS, INC.	491,049	528,519
8,000	SUMITOMO REALTY & DEVELOPMENT CO. LTD.	221,388	215,886
66,600	SUMITOMO RUBBER INDUSTRIES LTD.	795,091	886,916
2,600	SUNTORY BEVERAGE & FOOD LTD.	115,432	117,001
9,300	SUZUKI MOTOR CORP.	199,522	250,989
26,685	SYSMEX CORP.	610,242	1,824,063
43,000	TAIHEIYO CEMENT CORP.	104,143	101,344
17,000	TAISEI CORP.	55,809	138,628
1,000	TAISHO PHARMACEUTICAL HOLDINGS CO. LTD.	68,094	104,794
5,500	TAIYO NIPPON SANSO CORP.	49,981	50,275
10,000	TAKASHIMAYA CO. LTD.	63,872	71,395
7,100	TAKEDA PHARMACEUTICAL CO. LTD.	246,901	306,465
1,100	TDK CORP.	52,815	61,293
29,000	TEIJIN LTD.	67,529	95,517
5,200	TERUMO CORP.	95,419	220,487
2,000	THK CO. LTD.	29,290	33,936
10,000	TOBU RAILWAY CO. LTD.	45,964	54,720

See accompanying notes to the financial statements.	76	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2016

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
2,200	TOHO CO. LTD.	$42,502	60,599
17,000	TOHO GAS CO. LTD.	81,221	138,311
7,200	TOHOKU ELECTRIC POWER CO., INC.	56,650	90,292
16,400	TOKIO MARINE HOLDINGS, INC.	426,902	542,500
25,800	TOKYO ELECTRON LTD.	1,374,020	2,169,110
30,000	TOKYO GAS CO. LTD.	103,615	123,156
3,800	TOKYO TATEMONO CO. LTD.	49,544	45,393
25,000	TOKYU CORP.	103,448	218,618
23,000	TOKYU FUDOSAN HOLDINGS CORP.	86,617	142,664
28,000	TONENGENERAL SEKIYU K.K.	263,514	254,256
21,000	TORAY INDUSTRIES, INC.	104,587	178,476
32,000	TOSHIBA CORP.(b)	68,535	87,433
3,000	TOTO LTD.	30,029	118,872
3,000	TOYO SUISAN KAISHA LTD.	74,690	121,202
5,600	TOYOTA INDUSTRIES CORP.	168,810	221,475
46,700	TOYOTA MOTOR CORP.	1,595,727	2,334,852
7,300	TOYOTA TSUSHO CORP.	136,342	156,598
2,500	TREND MICRO, INC.	74,501	89,039
61,000	TSUGAMI CORP.	318,601	230,077
42,600	TSUMURA & CO.	980,811	1,149,897
19,262	TSURUHA HOLDINGS, INC.	706,440	2,313,539
8,000	UBE INDUSTRIES LTD.	13,963	13,159
7,800	UNICHARM CORP.	68,794	173,747
34	UNITED URBAN INVESTMENT CORP.	52,061	61,071
6,500	USHIO, INC.	68,874	75,882
4,900	USS CO. LTD.	56,003	80,368
4,100	WEST JAPAN RAILWAY CO.	134,756	259,147
43,600	YAHOO JAPAN CORP.	149,039	192,009
1,900	YAKULT HONSHA CO. LTD.	48,815	97,805
16,300	YAMADA DENKI CO. LTD.	56,674	85,655
12,000	YAMAGUCHI FINANCIAL GROUP, INC.	112,747	112,977
9,500	YAMAHA MOTOR CO. LTD.	128,066	143,862
4,700	YAMATO HOLDINGS CO. LTD.	81,942	107,647
4,000	YAMAZAKI BAKING CO. LTD.	44,679	110,930
5,000	YASKAWA ELECTRIC CORP.	48,019	64,775
4,600	YOKOGAWA ELECTRIC CORP.	49,277	51,651
		57,647,745	82,088,729	16.53%
Mexico:
6,107	FRESNILLO PLC	85,635	134,960
477,534	WAL-MART DE MEXICO S.A.B. DE C.V.	1,453,765	1,146,914
		1,539,400	1,281,874	0.26%
Netherlands:
34,440	AALBERTS INDUSTRIES N.V.	658,961	1,038,868
26,780	ACCELL GROUP	446,234	555,348
34,297	AEGON N.V.	128,398	136,806
4,809	AKZO NOBEL N.V.	214,185	302,549
10,414	ALTICE N.V., CLASS A(b)	150,435	156,604
42,890	ARCADIS N.V.	1,006,886	652,473
8,748	ASML HOLDING N.V.	251,458	867,129
19,034	CORE LABORATORIES N.V.	2,201,838	2,358,122
849	GEMALTO N.V.	46,638	51,999
2,239	HEINEKEN HOLDING N.V.	116,937	182,898
3,662	HEINEKEN N.V.	128,663	338,380
267,039	ING GROEP N.V. - CVA	2,413,905	2,775,556
17,271	KONINKLIJKE AHOLD N.V.	248,479	384,075
3,281	KONINKLIJKE DSM N.V.	122,903	190,107
56,504	KONINKLIJKE KPN N.V.	128,010	204,948
20,095	KONINKLIJKE PHILIPS N.V.	343,642	501,399
939	KONINKLIJKE VOPAK N.V.	49,727	47,033
22,056	NN GROUP N.V.	645,795	612,733
1,232	NXP SEMICONDUCTORS N.V.(b)	95,372	96,515
8,430	QIAGEN N.V.(b)	119,420	182,591
3,238	RANDSTAD HOLDING N.V.	99,928	130,416
51,258	REFRESCO GROUP N.V.(e)	848,396	763,138
65,588	ROYAL DUTCH SHELL PLC, CLASS A	1,559,101	1,790,776

See accompanying notes to the financial statements.	77	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2016

Shares	Security	Cost	Fair value (a)	Percent of net assets
Netherlands (Cont’d):
91,873	ROYAL DUTCH SHELL PLC, CLASS B	$2,063,166	2,526,440
6,193	WOLTERS KLUWER N.V.	101,075	253,080
		14,189,552	17,099,983	3.44%
New Zealand:
16,545	AUCKLAND INTERNATIONAL AIRPORT LTD.	50,086	76,905
14,416	CONTACT ENERGY LTD.	50,815	53,423
8,708	FLETCHER BUILDING LTD.	44,688	53,538
8,264	RYMAN HEALTHCARE LTD.	47,891	55,064
18,050	SKYCITY ENTERTAINMENT GROUP LTD.	49,428	59,018
243,839	SPARK NEW ZEALAND LTD.	569,401	617,989
		812,309	915,937	0.18%
Norway:
60,330	AKER SOLUTIONS ASA(b)	565,857	261,908
15,668	DNB ASA	111,044	189,429
2,929	GJENSIDIGE FORSIKRING ASA	46,151	48,625
51,491	NORSK HYDRO ASA	196,980	188,189
97,615	ORKLA ASA	664,869	864,654
51,432	STATOIL ASA	868,841	890,566
60,850	TOMRA SYSTEMS ASA	503,097	649,599
4,000	YARA INTERNATIONAL ASA	109,527	126,990
		3,066,366	3,219,960	0.65%
Philippines:
386,461	METROPOLITAN BANK & TRUST CO.	658,640	743,682
3,065,000	VISTA LAND & LIFESCAPES, INC.	315,280	349,171
		973,920	1,092,853	0.22%
Poland:
7,430	CCC S.A.	326,018	302,223
		326,018	302,223	0.06%
Portugal:
20,567	EDP - ENERGIAS DE PORTUGAL S.A.	48,529	63,164
7,295	JERONIMO MARTINS SGPS S.A.	80,824	114,931
		129,353	178,095	0.04%
Russia:
72,895	YANDEX N.V., CLASS A(b)	1,637,473	1,592,756
		1,637,473	1,592,756	0.32%
Singapore:
31,000	ASCENDAS REAL ESTATE INVESTMENT TRUST	51,586	57,270
28,500	CAPITALAND LTD.	45,291	65,470
36,000	CAPITALAND MALL TRUST	34,133	57,163
8,300	CITY DEVELOPMENTS LTD.	45,519	50,571
32,000	COMFORTDELGRO CORP. LTD.	49,631	65,587
45,300	DBS GROUP HOLDINGS LTD.	343,605	533,728
22,000	FRASER AND NEAVE LTD.	7,411	32,911
93,100	GENTING SINGAPORE PLC	46,422	50,810
80,000	KEPPEL CORP. LTD.	278,811	328,533
7,840	KEPPEL REIT	3,219	6,125
8,000	OVERSEA-CHINESE BANKING CORP. LTD.	48,344	52,138
86,700	SEMBCORP INDUSTRIES LTD.	171,183	182,607
12,000	SINGAPORE AIRLINES LTD.	70,334	95,174
22,000	SINGAPORE EXCHANGE LTD.	89,894	125,327
26,000	SINGAPORE PRESS HOLDINGS LTD.	44,166	76,764
29,900	SINGAPORE TECHNOLOGIES ENGINEERING LTD.	69,166	70,584
335,200	SINGAPORE TELECOMMUNICATIONS LTD.	781,137	1,036,583
4,600	UNITED OVERSEAS BANK LTD.	26,071	63,520
15,000	UOL GROUP LTD.	49,917	61,189
35,400	WILMAR INTERNATIONAL LTD.	68,955	86,244
		2,324,795	3,098,298	0.62%
South Africa:
21,962	INVESTEC PLC	142,844	138,432
71,356	SHOPRITE HOLDINGS LTD.	1,461,628	807,629
		1,604,472	946,061	0.19%
South Korea:
61,397	BNK FINANCIAL GROUP, INC.	682,218	432,359

See accompanying notes to the financial statements.	78	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2016

Shares	Security	Cost	Fair value (a)	Percent of net assets
South Korea (Cont’d):
83,221	DGB FINANCIAL GROUP, INC.	$907,459	629,290
33,890	HANON SYSTEMS	139,513	311,159
5,243	HYUNDAI MIPO DOCKYARD CO. LTD.(b)	581,800	317,725
11,741	KIA MOTORS CORP.	539,610	442,199
6,353	KIWOOM SECURITIES CO. LTD.	349,706	397,348
16,779	KOREA INVESTMENT HOLDINGS CO. LTD.	620,530	620,276
2,459	SAMSUNG ELECTRONICS CO. LTD.	2,983,144	3,061,108
9,049	YOUNGONE HOLDINGS CO. LTD.	515,320	492,850
		7,319,300	6,704,314	1.35%
Spain:
29,154	ABERTIS INFRAESTRUCTURAS S.A.	449,127	428,476
1,260	ACCIONA S.A.	78,312	91,556
1,304	AENA S.A.(e)	144,570	171,709
15,544	AMADEUS IT HOLDING S.A., CLASS A	578,465	680,959
217,824	BANCO DE SABADELL S.A.	439,863	291,044
194,838	BANCO SANTANDER S.A.	904,335	758,585
1,388	CONSTRUCCIONES Y AUXILIAR DE FERROCARRILES S.A.	645,501	474,009
9,700	DISTRIBUIDORA INTERNACIONAL DE ALIMENTACION S.A.	47,567	56,977
6,512	ENAGAS S.A.	118,772	198,114
11,416	ENDESA S.A.	234,852	229,604
3,362	FERROVIAL S.A.	50,676	65,323
22,722	GAS NATURAL SDG S.A.	408,386	450,601
3,636	GRIFOLS S.A.	52,707	82,109
85,481	IBERDROLA S.A.	472,337	577,388
45,080	INDUSTRIA DE DISENO TEXTIL S.A.	1,187,295	1,503,304
26,610	MELIA HOTELS INTERNATIONAL S.A.	201,272	286,096
2,839	RED ELECTRICA CORP. S.A.	121,909	253,110
48,252	REPSOL S.A.	589,661	612,128
15,819	TECNICAS REUNIDAS S.A.	596,659	472,460
10,893	TELEFONICA S.A.	111,218	104,121
		7,433,484	7,787,673	1.57%
Sweden:
22,200	ASSA ABLOY AB, CLASS B	89,466	455,032
17,828	ATLAS COPCO AB, CLASS A	275,239	461,629
13,024	ATLAS COPCO AB, CLASS B	226,073	307,488
3,519	BOLIDEN AB	59,035	68,362
31,182	BULTEN AB	262,010	301,310
150,564	CELLAVISION AB	1,072,428	1,058,459
67,903	CLOETTA AB, CLASS B	225,901	233,240
29,850	DUNI AB	262,610	382,214
7,501	ELECTROLUX AB, CLASS B	95,788	203,728
13,617	HENNES & MAURITZ AB, CLASS B	275,442	399,056
4,591	HEXAGON AB, CLASS B	86,468	167,112
17,500	HUSQVARNA AB, CLASS B	64,201	129,822
8,270	INDUSTRIVARDEN AB, CLASS C	85,948	133,663
10,953	INVESTOR AB, CLASS B	150,033	366,411
3,000	KINNEVIK AB, CLASS B	51,225	71,305
4,389	LUNDIN PETROLEUM AB(b)	66,376	79,349
2,695	MILLICOM INTERNATIONAL CELLULAR S.A. SDR	148,179	164,822
110,352	NORDEA BANK AB	862,821	932,107
13,973	SANDVIK AB	86,678	139,271
13,348	SECURITAS AB, CLASS B	106,689	205,149
83,628	SKANDINAVISKA ENSKILDA BANKEN AB, CLASS A	577,532	726,778
4,287	SKANSKA AB, CLASS B	53,143	89,406
2,910	SKF AB, CLASS B	46,158	46,466
12,644	SVENSKA CELLULOSA AB S.C.A., CLASS B	187,887	403,202
61,429	SVENSKA HANDELSBANKEN AB, CLASS A	588,266	743,067
5,879	SWEDBANK AB, CLASS A	114,588	122,974
87,132	TELIA CO. AB	379,436	411,045
66,010	THULE GROUP AB (THE)(e)	805,989	940,089
37,020	VOLVO AB, CLASS B	297,041	365,577
		7,602,650	10,108,133	2.04%
Switzerland:
163,668	ABB LTD. (REGISTERED)(b)	3,014,761	3,223,690
1,807	ACTELION LTD. (REGISTERED)(b)	109,134	303,208
18,852	ADECCO GROUP A.G. (REGISTERED)	841,205	949,684

See accompanying notes to the financial statements.	79	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2016

Shares	Security	Cost	Fair value (a)	Percent of net assets
Switzerland (Cont’d):
2,059	ARYZTA A.G.(b)	$50,704	75,661
484	BALOISE HOLDING A.G. (REGISTERED)	26,452	53,976
88	BARRY CALLEBAUT A.G. (REGISTERED)(b)	88,741	108,079
3,470	BASILEA PHARMACEUTICA A.G. (REGISTERED)(b)	261,957	241,658
2,540	BUCHER INDUSTRIES A.G. (REGISTERED)	572,606	595,476
35	CHOCOLADEFABRIKEN LINDT & SPRUENGLI A.G. (PARTICIPATION CERTIFICATE)	50,308	208,190
3	CHOCOLADEFABRIKEN LINDT & SPRUENGLI A.G. (REGISTERED)	75,352	214,093
23,782	CHUBB LTD.	1,916,615	3,108,545
31,771	CIE FINANCIERE RICHEMONT S.A. (REGISTERED)	2,072,566	1,863,847
2,819	COCA-COLA HBC A.G. - CDI(b)	52,202	56,857
521	DUFRY A.G. (REGISTERED)(b)	59,186	62,531
110	EMS-CHEMIE HOLDING A.G. (REGISTERED)	45,821	56,884
990	GEBERIT A.G. (REGISTERED)	85,632	373,977
201	GIVAUDAN S.A. (REGISTERED)	184,207	403,897
35,810	GLENCORE PLC(b)	60,094	73,165
4,134	JULIUS BAER GROUP LTD.(b)	87,890	166,131
348	KUEHNE + NAGEL INTERNATIONAL A.G. (REGISTERED)	46,581	48,653
5,569	LAFARGEHOLCIM LTD. (REGISTERED)(b)	193,725	232,626
28,280	LOGITECH INTERNATIONAL S.A. (REGISTERED)	243,257	460,398
1,082	LONZA GROUP A.G. (REGISTERED)(b)	80,211	179,302
97,411	NESTLE S.A. (REGISTERED)	4,135,801	7,513,864
61,370	NOVARTIS A.G. (REGISTERED)	3,000,491	5,048,528
11,805	PANALPINA WELTTRANSPORT HOLDING A.G. (REGISTERED)	985,400	1,411,137
8,225	PARGESA HOLDING S.A. (BEARER)	522,375	544,500
136	PARTNERS GROUP HOLDING A.G.	47,269	58,316
12,406	ROCHE HOLDING A.G. (GENUSSCHEIN)	1,614,189	3,275,563
1,381	SCHINDLER HOLDING A.G. (PARTICIPATION CERTIFICATE)	108,493	250,248
589	SCHINDLER HOLDING A.G. (REGISTERED)	68,597	107,207
1,044	SGS S.A. (REGISTERED)	2,147,187	2,393,867
77	SIKA A.G. (BEARER)	152,753	322,103
1,300	SONOVA HOLDING A.G. (REGISTERED)	84,464	172,722
9,004	STMICROELECTRONICS N.V.	44,215	53,060
635	SULZER A.G. (REGISTERED)	30,609	55,199
938	SWATCH GROUP (THE) A.G. (REGISTERED)	58,575	53,804
743	SWISS LIFE HOLDING A.G. (REGISTERED)(b)	101,194	171,643
1,660	SWISS PRIME SITE A.G. (REGISTERED)(b)	125,957	150,134
3,869	SWISS RE A.G.	292,830	338,252
708	SWISSCOM A.G. (REGISTERED)	279,447	351,702
1,839	SYNGENTA A.G.(b)	500,196	704,936
26,523	TE CONNECTIVITY LTD.	498,023	1,514,729
271,018	UBS GROUP A.G. (REGISTERED)	4,724,473	3,506,595
5,500	VZ HOLDING A.G.	1,524,689	1,640,921
4,176	WOLSELEY PLC	70,461	216,422
4,900	ZURICH INSURANCE GROUP A.G.(b)	961,960	1,212,364
		32,298,855	44,128,344	8.89%
Taiwan:
52,000	CASETEK HOLDINGS LTD.	307,756	182,282
244,556	CHICONY ELECTRONICS CO. LTD.	622,261	550,664
102,000	GIANT MANUFACTURING CO. LTD.	540,157	634,292
176,000	SIMPLO TECHNOLOGY CO. LTD.	932,483	615,415
125,946	TAIWAN SEMICONDUCTOR MANUFACTURING CO. LTD. ADR(d)	1,933,170	3,303,564
190,000	TRIPOD TECHNOLOGY CORP.	428,387	369,961
		4,764,214	5,656,178	1.14%
Thailand:
843,000	LPN DEVELOPMENT PCL (REGISTERED)	503,454	309,468
358,100	PRUKSA REAL ESTATE PCL (REGISTERED)	244,466	257,314
		747,920	566,782	0.11%
United Kingdom:
28,238	3I GROUP PLC	108,512	210,168
148,156	ABERDEEN ASSET MANAGEMENT PLC	524,111	572,545
5,080	ADMIRAL GROUP PLC	89,059	138,656
17,198	AGGREKO PLC	266,625	295,374
82,472	AMEC FOSTER WHEELER PLC	1,059,190	539,776

See accompanying notes to the financial statements.	80	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2016

Shares	Security	Cost	Fair value (a)	Percent of net assets
United Kingdom (Cont’d):
58,936	ANGLO AMERICAN PLC	$468,356	572,326
10,135	AON PLC	941,506	1,107,046
14,400	ARM HOLDINGS PLC	185,686	218,102
43,490	ARM HOLDINGS PLC ADR(d)	1,398,449	1,979,230
5,120	ASSOCIATED BRITISH FOODS PLC	166,132	185,642
22,825	ASTRAZENECA PLC	798,637	1,358,750
9,142	AUTO TRADER GROUP PLC(e)	50,172	43,228
59,299	AVIVA PLC	212,664	318,690
13,102	BABCOCK INTERNATIONAL GROUP PLC	148,633	158,601
46,467	BAE SYSTEMS PLC	230,164	325,822
8,000	BELLWAY PLC	129,923	202,265
4,082	BERKELEY GROUP HOLDINGS PLC	172,257	138,960
18,190	BOVIS HOMES GROUP PLC	151,966	179,404
140,408	BP PLC	901,206	819,889
42,319	BRITISH AMERICAN TOBACCO PLC	1,831,432	2,753,718
11,630	BRITISH LAND (THE) CO. PLC	61,579	96,310
143,369	BT GROUP PLC	523,985	791,662
6,330	BUNZL PLC	72,796	195,790
8,202	BURBERRY GROUP PLC	40,549	128,213
24,387	CAPITA PLC	269,821	313,232
10,667	CNH INDUSTRIAL N.V.	37,111	77,553
274,596	COBHAM PLC	532,026	576,084
301,471	COMPASS GROUP PLC	3,047,773	5,746,520
2,849	CRODA INTERNATIONAL PLC	101,252	119,414
10,632	CYBG PLC - CDI(b)	28,649	33,585
82,520	DEVRO PLC	362,296	284,849
132,410	DFS FURNITURE PLC	611,442	374,293
73,940	DIAGEO PLC	1,013,497	2,068,931
14,844	DIGNITY PLC	263,151	510,211
212,787	DIPLOMA PLC	1,751,458	2,369,233
29,465	DIRECT LINE INSURANCE GROUP PLC	123,934	136,260
18,912	DIXONS CARPHONE PLC	115,289	82,102
435,060	DOMINO’S PIZZA GROUP PLC	1,842,096	1,936,407
95	DRAX GROUP PLC	544	414
36,653	FIAT CHRYSLER AUTOMOBILES N.V.	280,582	226,260
10,222	FIAT CHRYSLER AUTOMOBILES N.V.	17,872	62,559
195,744	FOXTONS GROUP PLC	709,083	288,714
32,712	GKN PLC	101,683	117,745
111,207	GLAXOSMITHKLINE PLC	1,822,940	2,390,761
61,320	GREGGS PLC	473,469	794,937
37,348	HAMMERSON PLC	236,927	272,847
3,142	HARGREAVES LANSDOWN PLC	48,173	52,285
218,181	HSBC HOLDINGS PLC	1,347,155	1,362,989
59,060	IMI PLC	829,268	763,174
19,716	IMPERIAL BRANDS PLC	491,542	1,070,280
12,262	INDIVIOR PLC	11,861	41,268
11,958	INMARSAT PLC	92,794	128,351
1,398	INTERCONTINENTAL HOTELS GROUP PLC	52,064	51,948
32,745	INTERNATIONAL CONSOLIDATED AIRLINES GROUP S.A. - CDI	90,834	163,167
2,722	INTERTEK GROUP PLC	108,909	127,109
11,822	INTU PROPERTIES PLC	46,408	46,250
208,292	IOMART GROUP PLC	811,694	737,381
17,144	ITV PLC	9,112	41,414
12,948	J SAINSBURY PLC	49,098	40,155
9,582	JOHNSON MATTHEY PLC	333,154	362,724
65,245	KINGFISHER PLC	225,332	281,631
133,080	LAIRD PLC	465,719	580,711
36,360	LAND SECURITIES GROUP PLC	463,299	514,594
69,234	LEGAL & GENERAL GROUP PLC	173,141	179,452
8,787	LIVANOVA PLC(b)	545,066	441,371
2,137,767	LLOYDS BANKING GROUP PLC	1,706,474	1,571,965
6,030	LONDON STOCK EXCHANGE GROUP PLC	69,795	204,261
429,337	MAN GROUP PLC	641,600	665,390
25,083	MARKS & SPENCER GROUP PLC	101,882	106,648
11,489	MEGGITT PLC	39,233	62,324
92,603	NATIONAL GRID PLC	1,066,285	1,361,774

See accompanying notes to the financial statements.	81	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2016

Shares	Security	Cost	Fair value (a)	Percent of net assets
United Kingdom (Cont’d):
5,557	NEXT PLC	$266,994	371,771
178,248	OLD MUTUAL PLC	336,251	480,469
33,987	OXFORD INSTRUMENTS PLC	529,849	322,446
9,411	PEARSON PLC	97,880	122,740
4,757	PERSIMMON PLC	114,693	92,829
37,178	PRUDENTIAL PLC	537,409	633,357
130,021	QINETIQ GROUP PLC	231,671	389,480
2,341	RANDGOLD RESOURCES LTD.	150,411	262,848
48,874	RECKITT BENCKISER GROUP PLC	3,744,276	4,916,999
40,900	RELX N.V.	410,924	713,765
128,853	RELX PLC	1,011,800	2,374,203
10,746	REXAM PLC	57,562	93,234
39,935	RIGHTMOVE PLC	1,557,933	1,946,831
23,247	RIO TINTO LTD.	733,396	800,556
41,280	RIO TINTO PLC	1,089,188	1,275,970
27,374	ROLLS-ROYCE HOLDINGS PLC(b)	219,971	259,937
985,008	ROYAL BANK OF SCOTLAND GROUP PLC(b)	4,501,788	2,319,817
7,132	ROYAL MAIL PLC	51,841	48,350
19,138	SABMILLER PLC	907,563	1,115,685
28,748	SAGE GROUP (THE) PLC	143,414	250,001
5,867	SCHRODERS PLC	208,015	185,259
13,558	SEGRO PLC	57,085	76,113
4,954	SEVERN TRENT PLC	76,220	161,832
230,180	SIG PLC	633,870	346,076
17,175	SKY PLC	114,547	194,941
22,769	SMITH & NEPHEW PLC	216,632	386,149
4,620	SMITHS GROUP PLC	58,251	71,161
31,013	SSE PLC	600,679	648,479
92,045	STANDARD CHARTERED PLC	654,783	700,135
39,357	STANDARD LIFE PLC	131,737	154,677
930,036	TESCO PLC(b)	3,478,473	2,175,828
40,262	UBM PLC	351,115	344,691
29,196	UNILEVER N.V. - CVA	999,893	1,361,090
27,421	UNILEVER PLC	683,894	1,315,306
12,769	UNILEVER PLC ADR(d)	304,634	611,763
14,901	UNITED UTILITIES GROUP PLC	139,192	207,492
767,987	UTILITYWISE PLC	2,038,895	1,267,507
256,900	VECTURA GROUP PLC(b)	364,176	553,907
151,142	VESUVIUS PLC	766,591	583,063
247,347	VODAFONE GROUP PLC	791,371	752,971
14,067	WEIR GROUP (THE) PLC	212,517	271,627
8,554	WHITBREAD PLC	380,275	399,812
40,874	WPP PLC	540,921	848,655
		64,594,956	75,481,516	15.20%
United States:
33,763	ARCH CAPITAL GROUP LTD.(b)	694,797	2,430,936
20,970	AXIS CAPITAL HOLDINGS LTD.	783,005	1,153,350
4,351	CARNIVAL PLC	131,345	193,170
24,390	FLEXTRONICS INTERNATIONAL LTD.(b)	146,155	287,802
214	IRON MOUNTAIN, INC. - CDI	7,687	8,440
13,221	SHIRE PLC	491,209	814,142
8,041	THOMSON REUTERS CORP.	206,631	325,325
		2,460,829	5,213,165	1.05%
	Sub-total Common Stocks:	374,276,658	473,730,785	95.40%
Master Limited Partnerships:
Canada:
436	BROOKFIELD BUSINESS PARTNERS L.P.(b)	11,823	8,265
		11,823	8,265	0.00%

See accompanying notes to the financial statements.	82	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2016

Shares	Security	Cost	Fair value (a)	Percent of net assets
United States:
35,859	LAZARD LTD., CLASS A	$1,033,058	1,067,881
		1,033,058	1,067,881	0.22%
	Sub-total Master Limited Partnerships:	1,044,881	1,076,146	0.22%
Preferred Stocks:
Brazil:
112,300	ALPARGATAS S.A.	332,064	365,675
131,374	TELEFONICA BRASIL S.A. ADR(d)	1,619,467	1,786,686
		1,951,531	2,152,361	0.43%
Germany:
1,521	BAYERISCHE MOTOREN WERKE A.G.	49,612	96,417
4,000	DRAEGERWERK A.G. & CO. KGAA	399,957	244,374
2,072	HENKEL A.G. & CO. KGAA	181,473	251,954
4,736	PORSCHE AUTOMOBIL HOLDING S.E.	225,338	218,192
9,395	SCHAEFFLER A.G.	154,171	124,553
3,168	VOLKSWAGEN A.G.	423,609	380,741
		1,434,160	1,316,231	0.27%
South Korea:
205	SAMSUNG ELECTRONICS CO. LTD.	179,321	211,638
		179,321	211,638	0.04%
	Sub-total Preferred Stocks	3,565,012	3,680,230	0.74%
Rights:
Austria:
10,586	IMMOEAST A.G.(b)(c)	-	-
		-	-	0.00%
	Sub-total Rights	-	-	0.00%
Investment Companies:
United States:
18,000	ISHARES MSCI EAFE SMALL-CAP ETF	926,046	868,680
		926,046	868,680	0.17%
	Sub-total Investment Companies	926,046	868,680	0.17%
Short-Term Investments:
14,917,189	NORTHERN INSTITUTIONAL FUNDS -
	U.S. GOVERNMENT SELECT PORTFOLIO, 0.25%(f)	14,917,189	14,917,189
	Sub-total Short-Term Investments:	14,917,189	14,917,189	3.00%
	Grand total(g)	$394,729,786	494,273,030	99.53%

(a)	Investments are valued in accordance with procedures described in note 2 to the financial statements.
(b)	Non-income producing assets.
(c)	Security has been deemed worthless and is a Level 3 investment.
(d)	Securities are American Depositary Receipts of companies based outside of the United States representing 3.57% of net assets as of June 30, 2016.
(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.
(f)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds.
At December 31, 2015, the value of the Clearwater International Fund’s investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $17,987,135 with net sales of $3,069,946 during the six months ended June 30, 2016.
(g)	At June 30, 2016, the cost for Federal income tax purposes was $397,268,015. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost was as follows:

Gross unrealized appreciation	$118,494,731
Gross unrealized depreciation	(21,489,716)
Net unrealized appreciation	$97,005,015

See accompanying notes to the financial statements.	83	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2016

At June 30, 2016, the industry sectors for the Clearwater International Fund were:

Industry Sector	Percent of Long-Term Investments
Consumer Discretionary	15.71%
Consumer Staples	10.71
Energy	4.65
Financials	20.91
Health Care	11.00
Industrials	13.21
Information Technology	13.30
Materials	5.42
Telecommunication Services	3.06
Utilities	2.03
100.00%

At June 30, 2016, the Clearwater International Fund’s investments were denominated in the following currencies:

Concentration by Currency	Percent of Long-Term Investments
Euro	19.94%
JapaneseYen	17.13
British Pound	15.92
United States Dollar	10.23
Swiss Franc	8.06
Australian Dollar	6.84
Canadian Dollar	6.58
All other currencies less than 5%	15.30
100.00%

At June 30, 2016, the Clearwater International Fund had outstanding forward foreign currency exchange contracts as follows:

Contracts To Deliver Currency	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Gains (Losses)	Counterparty
JapaneseYen	131,220,897	United States Dollar	1,143,892	8/10/16	$(128,487)	Northern Trust
Chinese OffshoreYuan	15,236,328	United States Dollar	2,298,678	11/17/16	27,220	Northern Trust
United States Dollar	370,861	Chinese OffshoreYuan	2,488,032	11/17/16	59	Northern Trust
					$(101,208)

See accompanying notes to the financial statements.	84	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2016

See accompanying notes to the financial statements.	85

Item 2.   Code of Ethics

Not applicable to this filing.

Item 3.   Audit Committee Financial Expert

Not applicable to this filing.

Item 4.   Principal Accountant Fees and Services

Not applicable to this filing.

Item 5.   Audit Committee of Listed Registrants

Not applicable to this filing.

Item 6.   Investments

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.

(b)	Not applicable.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable (the Trust is an open-end management investment company).

Item 8.   Portfolio Managers of Closed-End Management Investment Companies

Not applicable (the Trust is an open-end management investment company).

Item 9.   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable (the Trust is an open-end management investment company).

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board of Trustees.

Item 11. Controls and Procedures

(a)

The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on the principal executive officer and principal financial officer’s evaluation of these controls and procedures, as required by Rule 30a-3(b) under the 1940 Act, as of a date within 90 days of the filing date of this document.

(b)

There have been no significant changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Not applicable to this filing.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the 1940 Act.

(a)(3)	No written solicitations to purchase securities were sent or delivered during the period covered by this report by or on behalf of the Trust.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Clearwater Investment Trust

By	/s/ Justin H. Weyerhaeuser
Justin H. Weyerhaeuser
President (Principal Executive Officer) and
Treasurer (Principal Financial Officer)

Date: August 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Clearwater Investment Trust

By	/s/ Justin H. Weyerhaeuser
Justin H. Weyerhaeuser
President (Principal Executive Officer)

Date: August 31, 2016

Clearwater Investment Trust

By	/s/ Justin H. Weyerhaeuser
Justin H. Weyerhaeuser
Treasurer (Principal Financial Officer)

Date: August 31, 2016